UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2023 – JUNE 30, 2023

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2023

AMG GW&K ESG Bond Fund

Class N: MGFIX | Class I: MGBIX

AMG GW&K Enhanced Core Bond ESG Fund

Class N: MFDAX | Class I: MFDSX | Class Z: MFDYX

AMG GW&K High Income Fund

Class N: MGGBX | Class I: GWHIX

AMG GW&K Municipal Bond Fund

Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund

Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

amgfunds.com |	063023	SAR088

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*

AMG GW&K ESG Bond Fund

Based on Actual Fund Return

Class N	0.68%	$1,000	$1,029	$3.42

Class I	0.48%	$1,000	$1,030	$2.42

Based on Hypothetical 5% Annual Return

Class N	0.68%	$1,000	$1,021	$3.41

Class I	0.48%	$1,000	$1,022	$2.41

AMG GW&K Enhanced Core Bond ESG Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$1,025	$3.67

Class I	0.56%	$1,000	$1,027	$2.81

Class Z	0.48%	$1,000	$1,027	$2.41

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.56%	$1,000	$1,022	$2.81

Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K High Income Fund

Based on Actual Fund Return

Class N	0.84%	$1,000	$1,037	$4.24

Class I	0.64%	$1,000	$1,038	$3.23

Based on Hypothetical 5% Annual Return

Class N	0.84%	$1,000	$1,021	$4.21

Class I	0.64%	$1,000	$1,022	$3.21

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*

AMG GW&K Municipal Bond Fund

Based on Actual Fund Return

Class N	0.73%	$1,000	$1,019	$3.66

Class I	0.39%	$1,000	$1,021	$1.95

Based on Hypothetical 5% Annual Return

Class N	0.73%	$1,000	$1,021	$3.66

Class I	0.39%	$1,000	$1,023	$1.96

AMG GW&K Municipal Enhanced Yield Fund

Based on Actual Fund Return

Class N	0.99%	$1,000	$1,059	$5.05

Class I	0.64%	$1,000	$1,060	$3.27

Class Z	0.59%	$1,000	$1,060	$3.01

Based on Hypothetical 5% Annual Return

Class N	0.99%	$1,000	$1,020	$4.96

Class I	0.64%	$1,000	$1,022	$3.21

Class Z	0.59%	$1,000	$1,022	$2.96

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG GW&K ESG Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23

Class N	2.86%	0.89%	1.02%	2.09%	7.10%	06/01/84

Class I	2.96%	1.14%	1.22%	2.24%	1.89%	04/01/13

Bloomberg U.S. Aggregate Bond Index[29]	2.09%	(0.94%)	0.77%	1.52%	6.37%	06/01/84	†

AMG GW&K Enhanced Core Bond ESG Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18

Class N	2.53%	(0.50%)	1.14%	1.45%	4.40%	01/02/97

Class I	2.72%	(0.32%)	1.34%	1.62%	1.38%	11/30/12

Class Z	2.65%	(0.25%)	1.39%	1.70%	4.75%	01/02/97

Bloomberg U.S. Aggregate Bond Index[29]	2.09%	(0.94%)	0.77%	1.52%	4.20%	01/02/97	†

AMG GW&K High Income Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 24, 25

Class N	3.65%	7.79%	3.69%	2.71%	4.59%	03/25/94

Class I	3.75%	8.00%	—	—	0.19%	03/15/21

Bloomberg U.S. High Yield 1-5 Year Ba Index[30]	3.55%	7.63%	3.85%	4.15%	6.39%	03/25/94	†

AMG GW&K Municipal Bond Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 26

Class N	1.94%	3.58%	1.40%	2.03%	3.05%	06/30/09

Class I	2.10%	3.99%	1.74%	2.40%	3.48%	06/30/09

Bloomberg 10-Year Municipal Bond Index[31]	2.16%	4.03%	2.29%	2.92%	3.80%	06/30/09	†

AMG GW&K Municipal Enhanced Yield Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 15, 26, 27, 28

Class N	5.87%	4.13%	1.05%	3.21%	4.62%	07/27/09

Class I	6.00%	4.39%	1.40%	3.62%	3.77%	12/30/05

Class Z	6.03%	4.45%	1.46%	—	2.39%	02/24/17

Bloomberg U.S. Municipal Bond BAA Index[32]	4.45%	4.10%	2.47%	3.48%	4.67%	07/27/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. dollars ($).

[2]   From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]   The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[4]   Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[5]   Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[6]   The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

[7]   During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[8]   Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the U.S. Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the

Fund Performance Periods ended June 30, 2023 (continued)

    prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[9]   The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[10]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[11]  Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[12]  A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[13]  The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[14]  The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[15]  Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[16]  Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[17]  Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[18]  Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[19]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

[20]  Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[21]  Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[22]  Because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

[23]  As of March 19, 2021, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to March 19, 2021, the Fund was known as the AMG Managers Loomis Sayles Bond Fund and had different principal investment strategies and corresponding risks. Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Fund’s previous subadviser, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[24]  As of December 4, 2020, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Global Income Opportunity Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020, reflects the performance and investment strategies of the Fund’s previous subadviser, Loomis, Sayles & Company, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[25]  Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

[26]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[27]  The issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[28]  The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[29]  The Bloomberg U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg U.S. Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

[30]  The Bloomberg U.S. High Yield Ba 1-5 Year Index, a subset of the Bloomberg High Yield Index, is an unmanaged index comprised of fixed rate, publicly issued, non-investment grade debt registered with the Securities and Exchange Commission (SEC) where the middle rating of Moody’s, S&P and Fitch is BB and

Fund Performance Periods ended June 30, 2023 (continued)

    maturities range from 1 to 5 years. Unlike the Fund, the Bloomberg U.S. High Yield Ba 1-5 Year Index is unmanaged, is not available for investment and does not incur expenses.

[31]  The Bloomberg 10-Year Municipal Bond Index is the 10 Year (8-12) component of the Municipal Bond Index. It is a rules based, market-value-weighted index engineered for the tax-exempt bond market. The Index tracks general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds rated Baa3/BBB- or higher by at least two of the ratings agencies: Moody’s, S&P, Fitch. Unlike the Fund, the Bloomberg 10-Year Municipal Bond Index is

    unmanaged, is not available for investment and does not incur expenses.

[32]  The Bloomberg U.S. Municipal Bond BAA Index is a subset of the Bloomberg U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P.

and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K ESG Bond Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	53.2

U.S. Government and Agency Obligations	37.4

Municipal Bonds	6.4

Foreign Government Obligations	1.0

Short-Term Investments	3.8

Other Assets, less Liabilities	(1.8)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	38.1

Aaa/AAA	2.5

Aa/AA	9.0

A	9.0

Baa/BBB	23.3

Ba/BB	18.1

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.2

FHLMC, 3.000%, 04/01/51	3.1

U.S. Treasury Bonds, 1.875%, 02/15/51	2.3

FNMA, 3.500%, 08/01/49	2.2

FNMA, 3.500%, 02/01/35	2.1

U.S. Treasury Bonds, 3.125%, 05/15/48	2.0

FNMA, 3.500%, 02/01/47	2.0

FHLMC, 3.500%, 02/01/50	1.8

FNMA, 2.000%, 04/01/51	1.8

FHLMC, 4.500%, 12/01/48	1.7

Top Ten as a Group	22.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 53.2%

Financials - 10.8%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$5,300,000	$4,980,460

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	1,195,000	991,850

American Tower Corp. 4.400%, 02/15/26	1,900,000	1,841,230

Bank of America Corp.
(3.559% to 04/23/26 then 3 month SOFR + 1.322%), 3.559%, 04/23/27[1,3]	3,272,000	3,102,090
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	2,775,000	2,386,407

The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	4,300,000	4,176,375

Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,2,3]	1,550,000	1,486,494

Crown Castle, Inc. 4.000%, 03/01/27	2,300,000	2,186,172

First-Citizens Bank & Trust Co. 6.125%, 03/09/28	2,825,000	2,786,826

The Goldman Sachs Group, Inc. 6.750%, 10/01/37	1,850,000	1,989,756

JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	5,429,000	4,792,849

Morgan Stanley 3.950%, 04/23/27	2,200,000	2,083,031
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	2,948,000	2,804,832

SBA Communications Corp. 3.875%, 02/15/27	3,700,000	3,408,463

SLM Corp. 3.125%, 11/02/26	3,365,000	2,910,725
4.200%, 10/29/25	838,000	778,542

Starwood Property Trust, Inc. 4.750%, 03/15/25[4]	1,700,000	1,606,943

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month SOFR + 1.432%), 2.879%, 10/30/30[1,3]	3,435,000	2,966,757

Weyerhaeuser Co. 6.875%, 12/15/33	2,600,000	2,824,785

Total Financials		50,104,587

Industrials - 40.1%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,700,000	1,497,849

	Principal Amount	Value

AECOM 5.125%, 03/15/27	$1,650,000	$1,596,491

Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,450,000	1,827,158
4.800%, 03/03/33	1,621,000	1,635,575

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4,5]	5,150,000	4,602,812

Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	2,200,000	2,036,928

Aramark Services, Inc. 5.000%, 02/01/28[5]	3,120,000	2,940,725

Ashtead Capital, Inc. 1.500%, 08/12/26[5]	3,536,000	3,089,697

AT&T, Inc. 4.300%, 02/15/30	2,200,000	2,088,295

Ball Corp. 2.875%, 08/15/30	3,875,000	3,216,743

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	2,819,000	2,688,173

CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[5]	2,000,000	1,950,063

Celanese US Holdings LLC 6.050%, 03/15/25	4,585,000	4,566,267

Centene Corp. 3.375%, 02/15/30	3,650,000	3,136,956

Cisco Systems, Inc. 5.500%, 01/15/40	1,650,000	1,754,499

Clean Harbors, Inc. 4.875%, 07/15/27[5]	2,520,000	2,412,969

Clearwater Paper Corp. 4.750%, 08/15/28[5]	1,950,000	1,716,312

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	3,365,000	3,121,037

Comcast Corp. 4.650%, 02/15/33[4]	3,717,000	3,689,922

CommonSpirit Health 3.347%, 10/01/29	1,950,000	1,715,513

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	3,350,000	3,172,416

Dell International LLC/EMC Corp. 8.100%, 07/15/36	972,000	1,137,200

Dell, Inc. 7.100%, 04/15/28[4]	2,750,000	2,957,845

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	3,100,000	3,231,694

Discovery Communications LLC 3.950%, 03/20/28	2,047,000	1,903,158

Eastman Chemical Co. 5.750%, 03/08/33	4,810,000	4,804,179

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 40.1% (continued)

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	$3,000,000	$2,793,748

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,725,000	1,809,023

Freeport-McMoRan, Inc. 4.625%, 08/01/30	2,961,000	2,790,002

Graphic Packaging International LLC 3.500%, 03/01/29[5]	2,850,000	2,492,140

Hasbro, Inc. 3.900%, 11/19/29	3,120,000	2,819,358

HB Fuller Co. 4.250%, 10/15/28	3,400,000	3,026,136

HCA, Inc. 3.500%, 09/01/30	3,050,000	2,673,476

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	3,600,000	3,356,712

The Home Depot, Inc. 5.875%, 12/16/36	1,600,000	1,741,885

Howmet Aerospace, Inc. 6.875%, 05/01/25	2,000,000	2,031,802

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	4,293,000	4,211,783

KB Home 4.800%, 11/15/29	1,222,000	1,120,820

6.875%, 06/15/27	1,751,000	1,777,150

Kraft Heinz Foods Co. 4.625%, 10/01/39	2,730,000	2,466,776

Lamar Media Corp. 4.875%, 01/15/29	3,250,000	3,022,500

Merck & Co., Inc. 1.900%, 12/10/28	6,710,000	5,859,480

Microsoft Corp. 2.525%, 06/01/50	2,450,000	1,694,777

MSCI, Inc. 3.250%, 08/15/33[5]	2,015,000	1,622,798

Mueller Water Products, Inc. 4.000%, 06/15/29[5]	3,000,000	2,661,864

Murphy Oil USA, Inc. 4.750%, 09/15/29	3,250,000	2,983,727

Newell Brands, Inc. 4.700%, 04/01/26[6]	3,400,000	3,193,791

Novelis Corp. 3.250%, 11/15/26[5]	3,175,000	2,873,908

Owens Corning 7.000%, 12/01/36[6]	1,800,000	1,968,889

Parker-Hannifin Corp. 3.250%, 06/14/29	1,900,000	1,728,073

Penske Automotive Group, Inc. 3.500%, 09/01/25	2,000,000	1,900,993

	Principal Amount	Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	$3,100,000	$3,043,046

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,072,667

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[5]	3,000,000	2,314,234

Sonoco Products Co. 2.850%, 02/01/32	3,682,000	3,066,741

Sysco Corp. 2.400%, 02/15/30	4,475,000	3,811,447

Teleflex, Inc. 4.250%, 06/01/28[5]	3,350,000	3,061,043

Tenet Healthcare Corp. 4.875%, 01/01/26	3,250,000	3,165,466

Toll Brothers Finance Corp. 4.875%, 03/15/27	3,250,000	3,146,868

Travel + Leisure Co. 5.650%, 04/01/24[6]	2,700,000	2,669,067

Twilio, Inc. 3.625%, 03/15/29	600,000	510,450

3.875%, 03/15/31[4]	2,694,000	2,243,064

United Parcel Service, Inc. 6.200%, 01/15/38	1,500,000	1,676,724

United Rentals North America, Inc. 3.875%, 02/15/31[4]	3,650,000	3,160,165

Verizon Communications, Inc. 3.875%, 02/08/29	4,908,000	4,603,141

VF Corp. 2.950%, 04/23/30[4]	2,100,000	1,725,140

VMware, Inc. 3.900%, 08/21/27	3,200,000	3,033,682

Walgreens Boots Alliance, Inc. 4.800%, 11/18/44	2,520,000	2,077,896

Walmart, Inc. 4.050%, 06/29/48	1,850,000	1,705,510

WESCO Distribution, Inc. 7.125%, 06/15/25[5]	1,600,000	1,616,856

Western Digital Corp. 4.750%, 02/15/26	1,916,000	1,825,024

Yum! Brands, Inc. 3.625%, 03/15/31	3,550,000	3,066,934

Total Industrials		186,707,252

Utilities - 2.3%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	3,750,000	3,371,625

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	4,635,000	3,537,069

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 2.3% (continued)

Northern States Power Co. 2.900%, 03/01/50	$5,365,000	$3,695,519

Total Utilities		10,604,213

Total Corporate Bonds and Notes (Cost $274,989,913)		247,416,052

Municipal Bonds - 6.4%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,268,385

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,300,000	2,897,548

Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	3,660,000	3,554,263

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	930,659

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	2,953,063

Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	3,225,000	3,420,401

Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	4,500,000	3,794,196

New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,550,000	3,812,979

Port Authority of New York & New Jersey 6.040%, 12/01/29	2,000,000	2,137,757

University of California, Series BI 1.697%, 05/15/29	3,650,000	3,085,996

Total Municipal Bonds (Cost $34,650,519)		29,855,247

U.S. Government and Agency Obligations - 37.4%

Fannie Mae - 16.0%

FNMA
2.000%, 04/01/51	9,998,710	8,186,695
3.500%, 02/01/35 to 02/01/51	37,487,174	35,098,445
4.000%, 07/01/44 to 01/01/51	22,705,472	21,672,804
4.500%, 05/01/48 to 06/01/49	6,533,647	6,428,361
5.000%, 05/01/50	2,981,116	2,967,008

Total Fannie Mae		74,353,313

Freddie Mac - 8.5%

FHLMC
2.000%, 03/01/36	8,211,937	7,297,741
3.000%, 04/01/51	16,077,802	14,182,711
3.500%, 02/01/50	9,100,201	8,426,779
4.500%, 10/01/48 to 12/01/48	9,551,934	9,354,477

Total Freddie Mac		39,261,708

	Principal Amount	Value

U.S. Treasury Obligations - 12.9%
U.S. Treasury Bonds
1.250%, 05/15/50	$4,625,000	$2,600,659
1.875%, 02/15/51	15,997,000	10,592,389
2.250%, 05/15/41	19,559,000	15,063,486
2.500%, 02/15/46	2,096,000	1,613,347
3.125%, 05/15/48	10,968,000	9,461,185
3.500%, 02/15/39	7,727,000	7,402,225
5.000%, 05/15/37	2,221,000	2,514,849

U.S. Treasury Notes
3.500%, 02/15/33	4,529,000	4,411,529
4.000%, 02/29/28	6,530,000	6,481,790

Total U.S. Treasury Obligations		60,141,459

Total U.S. Government and Agency Obligations (Cost $204,003,839)		173,756,480

Foreign Government Obligation - 1.0%

The Korea Development Bank (South Korea) 0.500%, 10/27/23 (Cost $4,551,148)	4,550,000	4,473,290

Short-Term Investments - 3.8%

Joint Repurchase Agreements - 2.7%[7]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,565,117 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,595,746)	1,564,457	1,564,457

Cantor Fitzgerald Securities, Inc., dated 06/30/23, due 07/03/23, 5.080% total to be received $2,123,856 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/13/23 - 02/20/73, totaling $2,165,416)	2,122,957	2,122,957

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $3,131,385 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $3,192,666)	3,130,065	3,130,065

Santander U.S. Capital Markets LLC, dated 06/30/23, due 07/03/23, 5.140% total to be received $3,068,778 (collateralized by various U.S. Government Agency Obligations, 2.130% - 6.464%, 09/25/24 - 04/20/71, totaling $3,128,813)	3,067,464	3,067,464

State of Wisconsin Investment Board, dated 06/30/23, due 07/03/23, 5.150% total to be received $2,635,078 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $2,686,690)	2,633,948	2,633,948

Total Joint Repurchase Agreements		12,518,891

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Repurchase Agreements - 1.1%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $5,184,116 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $5,285,741)	$5,182,000	$5,182,000

Total Short-Term Investments
(Cost $17,700,891)		17,700,891

Value

Total Investments - 101.8%
(Cost $535,896,310)	$473,201,960

Other Assets, less Liabilities - (1.8)%	(8,401,743)

Net Assets - 100.0%	$464,800,217

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $18,075,876 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $42,313,252 or 9.1% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$247,416,052	—	$247,416,052

Municipal Bonds†	—	29,855,247	—	29,855,247

U.S. Government and Agency Obligations†	—	173,756,480	—	173,756,480

Foreign Government Obligation†	—	4,473,290	—	4,473,290

Short-Term Investments

Joint Repurchase Agreements	—	12,518,891	—	12,518,891

Repurchase Agreements	—	5,182,000	—	5,182,000

Total Investments in Securities	—	$473,201,960	—	$473,201,960

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

U.S. Government and Agency Obligations	50.8

Corporate Bonds and Notes	40.3

Municipal Bonds	6.6

Foreign Government Obligations	0.8

Short-Term Investments	3.0

Other Assets, less Liabilities	(1.5)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	51.5

Aaa/AAA	3.5

Aa/AA	6.6

A	8.9

Baa/BBB	18.9

Ba/BB	10.6

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

U.S. Treasury Bonds, 2.250%, 05/15/41	3.1

U.S. Treasury Bonds, 3.500%, 02/15/39	3.0

U.S. Treasury Bonds, 1.875%, 02/15/51	2.8

FNMA, 4.000%, 10/01/43	2.1

FHLMC, 5.500%, 06/01/53	2.0

FNMA, 4.500%, 09/01/46	1.9

Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class A2, 2.096%, 09/25/31	1.9

FNMA, 3.500%, 02/01/47	1.8

U.S. Treasury Bonds, 3.125%, 05/15/48	1.7

FHLMC, 3.000%, 03/01/51	1.7

Top Ten as a Group	22.0

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 40.3%

Financials - 11.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$450,000	$422,869

Air Lease Corp. 2.875%, 01/15/26	268,000	247,910

American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	480,000	398,400

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	375,000	322,488

The Bank of New York Mellon Corp.
Series I, (3.750% to 12/20/26 then U.S. Treasury Yield Curve CMT 5 year + 2.630%), 3.750%, 12/20/26[1,2,3]	121,000	99,371
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	206,000	200,078

Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,2,3]	150,000	143,854

Crown Castle, Inc. 4.300%, 02/15/29	280,000	263,255

First-Citizens Bank & Trust Co. 6.125%, 03/09/28	275,000	271,284

The Goldman Sachs Group, Inc. 3.500%, 04/01/25	216,000	207,488
Series O, (5.300% to 11/10/26 then 3 month SOFR + 4.096%), 5.300%, 11/10/26[1,2,3,4]	203,000	195,895

JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	448,000	395,505

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	435,000	413,874

SBA Communications Corp. 3.875%, 02/15/27	210,000	193,453

SLM Corp. 3.125%, 11/02/26	265,000	229,225

Starwood Property Trust, Inc. 5.500%, 11/01/23[5]	106,000	105,084

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month SOFR + 1.432%), 2.879%, 10/30/30[1,3]	475,000	410,250

Total Financials		4,520,283

Industrials - 28.1%

AECOM 5.125%, 03/15/27	208,000	201,255

	Principal Amount	Value

Air Products and Chemicals, Inc. 4.800%, 03/03/33	$256,000	$258,302

Alcoa Nederland Holding, B.V. (Netherlands) 4.125%, 03/31/29[4,5]	480,000	429,000
Aramark Services, Inc. 5.000%, 02/01/28[5]	217,000	204,531

Ashtead Capital, Inc. 1.500%, 08/12/26[5]	308,000	269,125

Ball Corp. 2.875%, 08/15/30	203,000	168,516

Bath & Body Works, Inc. 6.694%, 01/15/27	59,000	59,314

Celanese US Holdings LLC 6.050%, 03/15/25	356,000	354,545

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 07/23/25	387,000	379,510

Clean Harbors, Inc. 4.875%, 07/15/27[5]	205,000	196,293

Clearwater Paper Corp. 4.750%, 08/15/28[5]	244,000	214,759

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	262,000	243,005

Comcast Corp. 4.150%, 10/15/28	221,000	214,122
4.650%, 02/15/33[4]	100,000	99,271

CommonSpirit Health 3.347%, 10/01/29	438,000	385,331

Crown Americas LLC/Crown Americas Capital Corp. V 4.250%, 09/30/26	277,000	262,316

Dell, Inc. 7.100%, 04/15/28	324,000	348,488

Delta Air Lines, Inc. 4.375%, 04/19/28	67,000	62,976

Eastman Chemical Co. 5.750%, 03/08/33	395,000	394,522

Fiserv, Inc. 4.200%, 10/01/28	383,000	366,838

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	67,000	62,394

The Ford Foundation
Series 2020, 2.415%, 06/01/50	513,000	340,561

Freeport-McMoRan, Inc. 4.625%, 08/01/30	181,000	170,547

Graphic Packaging International LLC 4.750%, 07/15/27[5]	60,000	57,046

HB Fuller Co. 4.250%, 10/15/28	71,000	63,193

HCA, Inc. 3.500%, 09/01/30	207,000	181,446

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 28.1% (continued)

Hillenbrand, Inc. 5.000%, 09/15/26[6]	$60,000	$58,806

Hilton Domestic Operating Co., Inc. 4.875%, 01/15/30	222,000	206,997

Howmet Aerospace, Inc. 5.900%, 02/01/27	166,000	167,335

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	365,000	358,095

KB Home 4.800%, 11/15/29	181,000	166,013

Kraft Heinz Foods Co. 4.250%, 03/01/31	396,000	376,701

Lamar Media Corp. 3.750%, 02/15/28	65,000	59,166

Merck & Co., Inc. 1.900%, 12/10/28	429,000	374,623

Meritage Homes Corp. 5.125%, 06/06/27	60,000	57,648

Methanex Corp. (Canada) 5.125%, 10/15/27	67,000	62,374

Microsoft Corp. 2.525%, 06/01/50	489,000	338,264

MSCI, Inc. 3.250%, 08/15/33[5]	198,000	159,461

Mueller Water Products, Inc. 4.000%, 06/15/29[5]	65,000	57,674

Murphy Oil USA, Inc. 4.750%, 09/15/29	70,000	64,265
5.625%, 05/01/27	155,000	150,805

Novelis Corp. 3.250%, 11/15/26[5]	195,000	176,508

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	159,000	156,079

PulteGroup, Inc. 5.000%, 01/15/27	317,000	312,308

Sealed Air Corp. 4.000%, 12/01/27[5]	65,000	59,328

Sonoco Products Co. 2.850%, 02/01/32	454,000	378,137

Sysco Corp. 2.400%, 02/15/30	465,000	396,050

Teleflex, Inc. 4.250%, 06/01/28[5]	70,000	63,962

Tenet Healthcare Corp. 4.875%, 01/01/26	195,000	189,928

United Rentals North America, Inc. 3.875%, 02/15/31[4]	200,000	173,160

Verizon Communications, Inc. 3.875%, 02/08/29	419,000	392,974

	Principal Amount	Value

WESCO Distribution, Inc. 7.250%, 06/15/28[5]	$150,000	$153,008

Total Industrials		11,096,875

Utilities - 0.7%

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	362,000	276,250

Total Corporate Bonds and Notes (Cost $17,429,845)		15,893,408

Municipal Bonds - 6.6%

California Health Facilities Financing Authority 4.190%, 06/01/37	225,000	210,110

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	510,000	642,500

Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	300,000	291,333

County of Miami-Dade FL Aviation Revenue Series C, 4.280%, 10/01/41	460,000	411,127

Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	390,000	413,630

Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	448,000	377,733

University of California, University & College Improvements, Series BD 3.349%, 07/01/29	265,000	245,593

Total Municipal Bonds (Cost $2,900,186)		2,592,026

U.S. Government and Agency Obligations - 50.8%

Fannie Mae - 23.8%

FNMA 3.000%, 06/01/33 to 05/01/50	1,080,911	1,000,968
3.500%, 04/01/34 to 05/01/52	3,803,494	3,553,555
4.000%, 10/01/43 to 06/01/49	2,251,778	2,158,980
4.500%, 04/01/39 to 08/01/50	1,911,468	1,880,824
5.000%, 07/01/47 to 08/01/50	783,644	785,576

Total Fannie Mae		9,379,903

Freddie Mac - 10.2%

FHLMC 2.000%, 09/01/35	261,316	233,033
3.000%, 03/01/50 to 03/01/51	1,107,163	982,836
4.000%, 07/01/48	316,299	302,245
4.500%, 10/01/41	449,398	443,793
5.500%, 06/01/53	797,152	798,171

FHLMC Gold Pool 3.500%, 02/01/30 to 04/01/46	560,300	529,255

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 10.2% (continued)

Freddie Mac Multifamily Structured Pass Through Certificates
Series K133, Class A2 2.096%, 09/25/31	$880,000	$734,712

Total Freddie Mac		4,024,045

U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds 1.875%, 02/15/51	1,647,000	1,090,559
2.250%, 05/15/41	1,598,000	1,230,710
2.500%, 02/15/46	323,000	248,622
3.125%, 05/15/48	791,000	682,330
3.500%, 02/15/39	1,218,000	1,166,806
3.875%, 02/15/43	352,000	343,200
5.000%, 05/15/37	353,000	399,704
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25	288,180	276,250
0.500%, 01/15/28	289,015	270,302
1.125%, 01/15/33	259,697	248,754

U.S. Treasury Notes 3.500%, 02/15/33	614,000	598,074
3.625%, 03/31/28	84,000	82,044

Total U.S. Treasury Obligations		6,637,355

Total U.S. Government and Agency Obligations (Cost $22,201,880)		20,041,303

Foreign Government Obligation - 0.8%

The Korea Development Bank (South Korea) 0. 500%, 10/27/23
(Cost $345,906)[4]	346,000	340,167

	Principal Amount	Value

Short-Term Investments - 3.0%

Joint Repurchase Agreements - 2.4%[7]

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $924,309 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $942,397)	$923,919	$923,919

Repurchase Agreements - 0.6%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $237,097 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $241,834)	237,000	237,000

Total Short-Term Investments
(Cost $1,160,919)		1,160,919

Total Investments - 101.5%
(Cost $44,038,736)		40,027,823

Other Assets, less Liabilities - (1.5)%		(584,686)

Net Assets - 100.0%		$39,443,137

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Some of these securities, amounting to $892,276 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $2,607,257 or 6.6% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

FHLMC	Freddie Mac

FNMA	Fannie Mae

MTN	Medium-Term Note

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K Enhanced Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$15,893,408	—	$15,893,408

Municipal Bonds†	—	2,592,026	—	2,592,026

U.S. Government and Agency Obligations†	—	20,041,303	—	20,041,303

Foreign Government Obligation†	—	340,167	—	340,167

Short-Term Investments

Joint Repurchase Agreements	—	923,919	—	923,919

Repurchase Agreements	—	237,000	—	237,000

Total Investments in Securities	—	$40,027,823	—	$40,027,823

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Corporate Bonds and Notes	98.4

Short-Term Investments[1]	10.2

Other Assets, less Liabilities[1]	(8.6)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.

Rating	% of Market Value[1]

Aa/AA	1.5

A	1.8

Baa/BBB	24.2

Ba/BB	66.5

B	6.0

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Ford Motor Co., 4.346%, 12/08/26	2.0

NuStar Logistics LP, 5.625%, 04/28/27	1.7

SM Energy Co., 5.625%, 06/01/25	1.6

Western Midstream Operating LP, 4.650%, 07/01/26	1.6

SLM Corp., 4.200%, 10/29/25	1.6

Citigroup, Inc., 3.875%, 02/18/26	1.5

Southwestern Energy Co., 8.375%, 09/15/28	1.5

Bank of America Corp., 3.559%, 04/23/27	1.5

Matador Resources Co., 5.875%, 09/15/26	1.5

Clearwater Paper Corp., 5.375%, 02/01/25	1.4

Top Ten as a Group	15.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K High Income Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Corporate Bonds and Notes - 98.4%

Financials - 16.1%

American Express Co. (3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	$186,000	$154,380

Bank of America Corp. (3.559% to 04/23/26 then 3 month SOFR + 1.322%), 3.559%, 04/23/27[1,3]	240,000	227,537

Citigroup, Inc. (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[1,2,3,4]	276,000	231,150

Fifth Third Bancorp 3.650%, 01/25/24	25,000	24,643

The Goldman Sachs Group, Inc. Series U (3.650% to 08/10/26 then U.S. Treasury Yield Curve CMT 5 year + 2.915%), 3.650%, 08/10/26[1,2,3]	155,000	119,815

Huntington Bancshares, Inc. 2.625%, 08/06/24	25,000	23,915

JPMorgan Chase & Co. Series S (6.750% to 02/01/24 then 3 month SOFR + 4.042%), 6.750%, 02/01/24[1,2,3]	167,000	167,434

KeyCorp (3.878% to 05/23/24 then SOFR Index + 1.250%), 3.878%, 05/23/25[1,3]	25,000	23,119

MetLife, Inc. Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	136,000	125,661

Morgan Stanley Series M 5.875%, 09/15/26[2,3]	174,000	164,389

Navient Corp. 6.125%, 03/25/24	180,000	178,592

SBA Communications Corp. 3.875%, 02/15/27	225,000	207,272

SLM Corp. 4.200%, 10/29/25	259,000	240,623

Starwood Property Trust, Inc. 4.750%, 03/15/25	225,000	212,684

Truist Bank (3.689% to 08/02/23 then 3 month SOFR + 0.997%), 3.689%, 08/02/24[1,3]	25,000	24,928

US Bancorp (4.548% to 07/22/27 then SOFR + 1.660%), 4.548%, 07/22/28[1,3]	184,000	175,963

	Principal Amount	Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.500%, 03/01/25[5]	$170,000	$167,252

Total Financials		2,469,357

Industrials - 79.6%

AECOM 5.125%, 03/15/27	169,000	163,519

Alcoa Nederland Holding BV (Netherlands) 6.125%, 05/15/28[4,5]	200,000	198,924

American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[5]	211,000	209,036

Apache Corp. 4.250%, 01/15/30[4]	150,000	133,605

Aramark Services, Inc. 5.000%, 02/01/28[5]	138,000	130,071

ATI, Inc. 4.875%, 10/01/29	139,000	125,126

Avient Corp. 5.750%, 05/15/25[5]	135,000	133,361

Ball Corp. 5.250%, 07/01/25	177,000	175,469

Bath & Body Works, Inc. 6.694%, 01/15/27	123,000	123,654

Caesars Entertainment, Inc. 6.250%, 07/01/25[5]	170,000	169,213

Callon Petroleum Co. 6.375%, 07/01/26[4]	185,000	180,078

CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, 05/01/26[5]	179,000	174,531

Centene Corp. 4.250%, 12/15/27	108,000	100,975

Cheniere Energy Partners LP 4.500%, 10/01/29	155,000	142,252

Chord Energy Corp. 6.375%, 06/01/26[5]	177,000	175,473

Clearwater Paper Corp. 5.375%, 02/01/25[5]	230,000	224,250

Cleveland-Cliffs, Inc. 5.875%, 06/01/27[4]	174,000	169,820

Cogent Communications Group, Inc. 3.500%, 05/01/26[5]	188,000	174,370

Commercial Metals Co. 3.875%, 02/15/31	161,000	137,938

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	185,000	191,248

Dana, Inc. 5.625%, 06/15/28	123,000	115,610

Delta Air Lines, Inc. 7.375%, 01/15/26[4]	160,000	166,797

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 79.6% (continued)

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	$198,000	$195,030

Encompass Health Corp. 4.500%, 02/01/28	148,000	137,692

Energy Transfer LP 5.250%, 04/15/29	160,000	156,199

EQT Corp. 5.700%, 04/01/28	190,000	187,524

FMG Resources August 2006 Pty, Ltd. (Australia) 4.500%, 09/15/27[5]	94,000	87,537

Ford Motor Co. 4.346%, 12/08/26[4]	326,000	315,067

Fortress Transportation and Infrastructure Investors LLC 6.500%, 10/01/25[5]	179,000	176,344

General Motors Co. 6.800%, 10/01/27	146,000	151,661

Graphic Packaging International LLC 3.500%, 03/01/29[5]	155,000	135,537

HB Fuller Co. 4.250%, 10/15/28	146,000	129,946

Hillenbrand, Inc. 5.000%, 09/15/26[6]	126,000	123,493

Howmet Aerospace, Inc. 5.900%, 02/01/27	80,000	80,643

Hudbay Minerals, Inc. (Canada) 4.500%, 04/01/26[5]	97,000	90,321

KB Home 4.000%, 06/15/31	85,000	73,285

Kraft Heinz Foods Co. 4.375%, 06/01/46	76,000	64,589

Lamar Media Corp. 4.875%, 01/15/29	175,000	162,750

Matador Resources Co. 5.875%, 09/15/26	233,000	225,788

Mattel, Inc. 3.375%, 04/01/26[5]	218,000	200,603

MEG Energy Corp. (Canada) 5.875%, 02/01/29[5]	175,000	164,573

Meritage Homes Corp. 6.000%, 06/01/25	148,000	147,768

Methanex Corp. (Canada) 5.125%, 10/15/27	183,000	170,366

MGM Resorts International 5.750%, 06/15/25	210,000	208,119

Mueller Water Products, Inc. 4.000%, 06/15/29[5]	183,000	162,374

	Principal Amount	Value

Murphy Oil Corp. 6.375%, 07/15/28	$170,000	$167,556

Murphy Oil USA, Inc. 5.625%, 05/01/27	180,000	175,128

Newell Brands, Inc. 4.700%, 04/01/26[6]	181,000	170,022

Novelis Corp. 3.250%, 11/15/26[5]	189,000	171,077

NuStar Logistics LP 5.625%, 04/28/27	276,000	265,208

Occidental Petroleum Corp. 7.875%, 09/15/31	151,000	168,335

Olin Corp. 5.125%, 09/15/27	204,000	194,540

Owens-Brockway Glass Container, Inc. 6.375%, 08/15/25[5]	198,000	198,393

Penn Entertainment, Inc. 4.125%, 07/01/29[4,5]	183,000	150,188

Penske Automotive Group, Inc. 3.500%, 09/01/25	174,000	165,386

Permian Resources Operating LLC 5.375%, 01/15/26[5]	190,000	180,638

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750%, 04/15/26[5]	225,000	220,866

Sealed Air Corp. 5.500%, 09/15/25[5]	167,000	164,385

Silgan Holdings, Inc. 4.125%, 02/01/28	137,000	125,704

Southwestern Energy Co. 8.375%, 09/15/28	220,000	229,027

Spirit AeroSystems, Inc. 9.375%, 11/30/29[5]	160,000	171,292

Sprint LLC 7.125%, 06/15/24	193,000	194,726

Teleflex, Inc. 4.250%, 06/01/28[5]	150,000	137,062

Tenet Healthcare Corp. 4.875%, 01/01/26	177,000	172,396

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	201,000	180,105

Toll Brothers Finance Corp. 4.350%, 02/15/28	190,000	178,415

Travel + Leisure Co. 6.600%, 10/01/25[6]	75,000	75,226

Trinity Industries, Inc. 4.550%, 10/01/24	182,000	178,360

United Airlines Holdings, Inc. 4.875%, 01/15/25	125,000	122,408

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 79.6% (continued)

United Airlines Holdings, Inc. 5.000%, 02/01/24[4]	$117,000	$115,831

United Rentals North America, Inc. 4.875%, 01/15/28	183,000	174,141

United States Steel Corp. 6.875%, 03/01/29[4]	133,000	131,554

Wabash National Corp. 4.500%, 10/15/28[5]	153,000	132,669

WESCO Distribution, Inc. 7.250%, 06/15/28[5]	100,000	102,004

Western Digital Corp. 4.750%, 02/15/26	137,000	130,495

Western Midstream Operating LP 4.650%, 07/01/26	254,000	244,348

Total Industrials		12,250,014

Utilities - 2.7%

NRG Energy, Inc. 5.250%, 06/15/29[5]	195,000	174,375

SM Energy Co. 5.625%, 06/01/25	253,000	247,229

Total Utilities		421,604

Total Corporate Bonds and Notes

(Cost $15,649,288)		15,140,975

Short-Term Investments - 10.2%

Joint Repurchase Agreements - 9.9%[7]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $525,305 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $535,586)	525,084	525,084

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,525,084

Repurchase Agreements - 0.3%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $48,020 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $49,033)	48,000	48,000

Total Short-Term Investments
(Cost $1,573,084)		1,573,084

Total Investments - 108.6%
(Cost $17,222,372)		16,714,059

Other Assets, less Liabilities - (8.6)%		(1,320,895)

Net Assets - 100.0%		$15,393,164

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Some of these securities, amounting to $1,691,491 or 11.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $4,576,719 or 29.7% of net assets.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

AMG GW&K High Income Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$15,140,975	—	$15,140,975

Short-Term Investments

Joint Repurchase Agreements	—	1,525,084	—	1,525,084

Repurchase Agreements	—	48,000	—	48,000

Total Investments in Securities	—	$16,714,059	—	$16,714,059

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN Category	% of Net Assets

General Obligation	41.3

Transportation	29.7

Medical	8.3

Water	6.4

Education	5.1

Utilities	4.8

Power	1.8

Tobacco Settlement	0.8

Industrial Development	0.8

Short-term	0.2

Other Assets, less Liabilities	0.8

Rating	% of Market Value[1]

Aaa/AAA	22.5

Aa/AA	47.2

A	23.8

Baa/BBB	6.5

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B, 5.000%, 11/15/27	1.4

State of California, General Obligation, 5.000%, 11/01/30	1.3

State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.2

State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.2

New York City Transitional Finance Authority Building Aid Revenue, Series 1A, 5.000%, 07/15/32	1.2

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2

City of San Antonio Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/31	1.2

Private Colleges & Universities Authority, Series B, 5.000%, 09/01/30	1.1

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue, 5.000%, 07/01/27	1.1

Top Ten as a Group	12.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Municipal Bonds - 99.0%

Alabama - 0.8%

Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,582,343

Arizona - 0.5%

Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	5,333,371

California - 6.5%

California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/31	900,000	941,742
5.000%, 02/01/32	1,855,000	1,940,511

California State Public Works Board, Series A, 5.000%, 08/01/33	4,000,000	4,701,398
5.000%, 08/01/34	2,750,000	3,211,622
5.000%, 08/01/35	2,500,000	2,892,886

California State Public Works Board, Series C 5.000%, 08/01/33	1,780,000	2,092,122

City of Los Angeles Department of Airports, 5.000%, 05/15/37	1,250,000	1,366,070
5.000%, 05/15/38	1,000,000	1,087,051

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	6,054,824

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/32	3,000,000	3,319,210
5.000%, 05/01/34	5,010,000	5,395,597
5.000%, 05/01/35	5,800,000	6,213,844

State of California, 5.000%, 09/01/29	4,075,000	4,336,276
5.000%, 11/01/30	11,575,000	13,445,288
5.000%, 04/01/32	5,000,000	5,943,240
5.000%, 10/01/36	5,000,000	5,880,920

Total California		68,822,601

Colorado - 0.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,575,489

Connecticut - 4.7%

Connecticut State Health & Educational Facilities Authority, 5.000%, 07/01/31	6,205,000	6,816,134
5.000%, 07/01/33	2,750,000	3,022,232
5.000%, 07/01/34	3,100,000	3,407,421

State of Connecticut Special Tax Revenue, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	11,067,363

State of Connecticut Special Tax
Revenue, Series A 5.000%, 05/01/28	3,000,000	3,293,630

	Principal Amount	Value

State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	$7,500,000	$8,168,168

State of Connecticut Special Tax Revenue, Series C, 5.000%, 01/01/28	1,000,000	1,090,364
5.000%, 01/01/29	1,000,000	1,112,217
5.000%, 01/01/30	1,000,000	1,133,248
5.000%, 01/01/31	1,000,000	1,151,768
5.000%, 01/01/32	1,000,000	1,169,258

State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	8,674,981

Total Connecticut		50,106,784

Delaware - 0.2%

Delaware River & Bay Authority, 5.000%, 01/01/32	1,040,000	1,218,604
5.000%, 01/01/33	1,100,000	1,285,569

Total Delaware		2,504,173

District of Columbia - 2.9%

District of Columbia, Series A 5.000%, 06/01/30	6,020,000	6,350,308

District of Columbia, Series B 5.000%, 06/01/31	5,080,000	5,588,257

District of Columbia, Series C, 5.000%, 12/01/33	5,000,000	5,947,004
5.000%, 12/01/34	6,000,000	7,092,386

Washington DC Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	5,932,117

Total District of Columbia		30,910,072

Florida - 3.7%

Central Florida Expressway Authority, (AGM) 5.000%, 07/01/28	4,460,000	4,918,075

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,178,894

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,146,455

Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,453,636

Lee Memorial Health System, Series A1 5.000%, 04/01/34	5,645,000	6,108,568

Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,774,021

Total Florida		39,579,649

Georgia - 1.7%

Private Colleges & Universities Authority, Series A 5.000%, 09/01/32	5,000,000	5,926,261

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Georgia - 1.7% (continued)

Private Colleges & Universities
Authority, Series B 5.000%, 09/01/30	$10,365,000	$11,931,340

Total Georgia		17,857,601

Illinois - 7.6%

Chicago O’Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	5,554,304

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/36	10,050,000	10,661,130
5.000%, 01/01/38	5,500,000	5,761,385

Illinois Finance Authority, Series A 4.000%, 08/15/37	5,910,000	5,801,448

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	11,510,082

Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	10,118,035

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	11,178,743

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,369,503

State of Illinois, Series B 5.000%, 05/01/34	10,000,000	11,110,237

Total Illinois		81,064,867

Indiana - 2.2%

Indiana Finance Authority, Series 1, 5.000%, 10/01/28	1,000,000	1,107,697
5.000%, 10/01/29	3,555,000	4,015,328

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,799,147

Indiana Finance Authority, Series B 5.000%, 02/01/34	5,815,000	6,787,062

Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	5,380,240

Total Indiana		23,089,474

Iowa - 2.1%

Iowa Finance Authority 5.000%, 08/01/33	5,000,000	6,003,491

Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	16,381,556

Total Iowa		22,385,047

Kentucky - 0.6%

Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,728,408

	Principal Amount	Value

Louisiana - 1.5%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	$2,750,000	$3,013,227
5.000%, 07/01/42	11,500,000	12,422,199

Total Louisiana		15,435,426

Maine - 0.8%

Maine Turnpike Authority, 5.000%, 07/01/28	1,955,000	2,156,752
5.000%, 07/01/29	1,600,000	1,796,411
5.000%, 07/01/30	1,390,000	1,584,161
5.000%, 07/01/31	1,500,000	1,735,698
5.000%, 07/01/32	1,390,000	1,627,995

Total Maine		8,901,017

Maryland - 7.1%

Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,263,407

State of Maryland, Department of Transportation, 5.000%, 10/01/28	12,365,000	13,218,584
5.000%, 09/01/29	12,205,000	13,271,323

State of Maryland, Series C, 4.000%, 03/01/28	9,500,000	10,024,730
4.000%, 03/01/29	9,245,000	9,890,501

State of Maryland, Series D, 4.000%, 08/01/28	8,000,000	8,491,368
4.000%, 08/01/29	6,500,000	6,992,637

State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	6,740,164

Total Maryland		75,892,714

Massachusetts - 0.4%
Massachusetts Development Finance Agency 5.250%, 07/01/48	4,250,000	4,487,653

Michigan - 1.9%

Michigan Finance Authority,
Henry Ford Health System 5.000%, 11/15/29	8,000,000	8,362,558
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	5,954,197

Wayne County Airport Authority, Series A, 5.000%, 12/01/37	2,285,000	2,531,892
5.000%, 12/01/38	1,405,000	1,549,078
5.000%, 12/01/39	1,800,000	1,976,357

Total Michigan		20,374,082

New Jersey - 6.1%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,710,822

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36 [1]	3,000,000	3,265,024
5.250%, 06/15/37 [1]	2,000,000	2,154,862

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 6.1% (continued)

New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	$4,010,000	$4,368,830

New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	6,000,000	6,325,900

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	2,980,640
5.250%, 06/15/42	2,500,000	2,741,927

New Jersey Transportation Trust Fund Authority, Series B, 5.000%, 06/15/30	6,255,000	6,976,932
5.000%, 06/15/31	7,615,000	8,579,900
5.000%, 06/15/32	5,750,000	6,458,624
5.000%, 06/15/33	6,000,000	6,714,341

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,008,685

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,222,466
5.000%, 11/01/41	2,500,000	2,640,145

Total New Jersey		65,149,098

New Mexico - 1.3%

New Mexico Finance Authority, Series A, 5.000%, 06/15/28	4,470,000	4,931,015
5.000%, 06/15/30	7,500,000	8,587,007

Total New Mexico		13,518,022

New York - 15.5%

City of New York 5.000%, 08/01/34	5,000,000	5,904,681

City of New York, Series B-1 5.000%, 08/01/32	3,000,000	3,527,931

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,705,261
5.000%, 08/01/34	3,250,000	3,680,415

City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,468,299

Long Island Power Authority 5.000%, 09/01/35	5,030,000	5,521,963

Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,038,896

Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	4,760,000	4,901,448

New York City Transitional Finance Authority Building Aid Revenue, Series 1A, (State Aid Withholding) 5.000%, 07/15/32	10,835,000	12,563,409

	Principal Amount	Value

New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	$5,080,000	$5,605,067

New York City Transitional Finance Authority Future Tax Secured Revenue, 5.000%, 11/01/31	2,500,000	2,897,625
5.000%, 11/01/32	4,000,000	4,627,968

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, 5.000%, 02/01/36	1,000,000	1,146,586
5.000%, 02/01/37	7,000,000	7,845,485
5.000%, 02/01/39	4,000,000	4,470,386

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,941,336

New York State Dormitory Authority, Series A, 5.000%, 03/15/31	7,670,000	8,467,202
5.000%, 03/15/32	8,000,000	9,255,793
5.000%, 03/15/33	3,200,000	3,742,307

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,714,963

New York State Urban Development Corp. 5.000%, 03/15/32	7,000,000	8,029,212

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,141,207
4.000%, 10/31/46	1,500,000	1,319,377
5.000%, 12/01/30	1,000,000	1,104,316
5.000%, 12/01/31	1,100,000	1,214,398
5.000%, 12/01/32	1,450,000	1,595,128
5.000%, 12/01/33	1,000,000	1,098,078
5.000%, 12/01/36	10,000,000	10,599,820

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	6,545,000	7,173,264

Triborough Bridge & Tunnel Authority, 5.000%, 11/15/30	7,500,000	8,538,618
5.000%, 11/15/33	3,970,000	4,702,143

Total New York		165,542,582

North Carolina - 2.1%

County of Union NC Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,666,284
1.750%, 06/01/35	4,225,000	3,306,300
1.850%, 06/01/36	4,315,000	3,315,988
2.125%, 06/01/40	3,350,000	2,445,801

North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	10,000,000	10,790,181

Total North Carolina		22,524,554

Ohio - 0.8%

Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,391,475

Ohio Water Development Authority Water Pollution Control Loan Fund, Series B 5.000%, 06/01/35	2,500,000	2,958,845

Total Ohio		8,350,320

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Oregon - 1.9%

Oregon State Lottery, Series C 5.000%, 04/01/27	$10,000,000	$10,317,564

Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	9,522,705

Total Oregon		19,840,269

Pennsylvania - 3.5%

Allegheny County Airport Authority, Series A, 5.000%, 01/01/31	1,350,000	1,477,344
5.000%, 01/01/32	2,215,000	2,422,958

Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Series A 5.000%, 07/15/31	5,530,000	6,083,603

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,492,738

Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM) 4.000%, 07/01/38	2,500,000	2,410,726
4.000%, 07/01/39	2,000,000	1,911,884

Pennsylvania Economic Development Financing
Authority, 5.250%, 06/30/35	3,000,000	3,320,890
5.750%, 06/30/48	5,000,000	5,493,738

Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,771,807

Total Pennsylvania		37,385,688

South Carolina - 1.1%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	4,642,778
2.000%, 03/01/39	10,080,000	7,377,789

Total South Carolina		12,020,567

Tennessee - 0.6%

City of Chattanooga TN Electric Revenue 2.000%, 09/01/39	8,925,000	6,488,044

Texas - 10.5%

City of Corpus Christi Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,429,747

City of Houston Airport System
Revenue, Series A, 4.000%, 07/01/35	1,100,000	1,101,528
4.000%, 07/01/36	1,100,000	1,098,095
5.000%, 07/01/34	2,835,000	3,115,985

City of San Antonio Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/31	10,715,000	12,286,607
5.000%, 02/01/34	5,460,000	6,458,671
5.000%, 02/01/35	3,000,000	3,521,905
5.000%, 02/01/37	3,010,000	3,341,491
5.000%, 02/01/38	2,985,000	3,287,552

	Principal Amount	Value

County of Harris TX Toll Road Revenue, Series A 5.000%, 08/15/34	$5,000,000	$5,890,815

Dallas Area Rapid Transit, Senior Lien, (AMBAC) 5.250%, 12/01/28	8,865,000	9,916,015

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,362,328

Lower Colorado River Authority 5.000%, 05/15/31	6,000,000	6,869,638

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	3,861,885

North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,796,124

North Texas Tollway Authority, 2nd Tier, Series B, 5.000%, 01/01/31	2,000,000	2,093,071
5.000%, 01/01/32	3,010,000	3,197,667

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	4,984,720

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	2,864,342
1.750%, 02/15/35	5,155,000	4,026,030

State of Texas,Series A 5.000%, 10/01/29	5,000,000	5,209,679

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	4,705,270
4.000%, 12/31/38	3,735,000	3,490,155

Total Texas		111,909,320

Utah - 2.1%

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	6,054,041

Salt Lake City Corp. Airport Revenue, Series A, 5.000%, 07/01/29	3,450,000	3,683,060
5.000%, 07/01/30	6,585,000	7,034,628

University of Utah/The, Series B 5.000%, 08/01/37	5,000,000	5,678,279

Total Utah		22,450,008

Virginia - 1.5%

Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,834,317

Virginia Small Business Financing Authority, 4.000%, 01/01/37	3,000,000	2,911,338
4.000%, 01/01/38	3,000,000	2,855,035

Total Virginia		15,600,690

Washington - 3.9%

Energy Northwest, Series A 5.000%, 07/01/35	8,000,000	9,425,491

Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,496,245

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Washington - 3.9% (continued)

State of Washington School Improvements, Series C
5.000%, 02/01/28	$7,370,000	$7,732,252

State of Washington, Series B
5.000%, 08/01/31	4,680,000	4,931,510

State of Washington, Series C
5.000%, 07/01/28	10,280,000	10,570,686

Washington Health Care Facilities Authority, Series A
5.000%, 08/01/38	3,270,000	3,421,993

Total Washington		41,578,177

West Virginia - 0.9%

West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,962,744
5.000%, 06/01/38	2,000,000	2,230,971
5.000%, 06/01/39	5,150,000	5,722,051

Total West Virginia		9,915,766

Wisconsin - 1.6%

State of Wisconsin, Series 2
5.000%, 05/01/35	5,000,000	5,920,573

	Principal Amount	Value

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$11,124,488

Total Wisconsin		17,045,061

Total Municipal Bonds
(Cost $1,097,038,565)		1,054,948,937

Short-Term Investments - 0.2%

Repurchase Agreements - 0.2%
Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $2,239,914 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $2,283,852)	2,239,000	2,239,000

Total Short-Term Investments (Cost $2,239,000)		2,239,000

Total Investments - 99.2%
(Cost $1,099,277,565)		1,057,187,937

Other Assets, less Liabilities - 0.8%		8,427,717

Net Assets - 100.0%		$1,065,615,654

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2023, amounted to $5,419,886, or 0.5% of net assets.

AGM         Assured Guaranty Municipal Corp.

AMBAC       American Municipal Bond Assurance Corp.

PSF-GTD    Permanent School Fund Guaranteed

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$1,054,948,937	—	$1,054,948,937

Short-Term Investments

Repurchase Agreements	—	2,239,000	—	2,239,000

Total Investments in Securities	—	$1,057,187,937	—	$1,057,187,937

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	36.3

General Obligation	23.1

Medical	19.7

Education	8.5

Industrial Development	4.7

Tobacco Settlement	3.8

Utilities	2.2

Short-Term Investments	0.9

Other Assets, less Liabilities	0.8

Rating	% of Market Value

Aa/AA	10.1

A	50.4

Baa/BBB	39.5

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.2

Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.8

Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	2.7

Richland County School District No 2, Series A, 1.875%, 03/01/38	2.5

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.4

Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.2

City of Chattanooga Electric Revenue, 2.000%, 09/01/40	2.2

Brevard County Health Facilities Authority, Series A, 5.000%, 04/01/47	2.1

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.1

New York Transportation Development Corp., Revenue, 4.000%, 04/30/53	2.0

Top Ten as a Group	24.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Municipal Bonds - 98.3%

California - 5.6%

California Municipal Finance Authority, 5.000%, 05/15/43	$2,515,000	$2,569,366
5.000%, 05/15/48	3,855,000	3,912,673

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,157,069

Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	2,095,000	1,983,730

Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,687,456

San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	1,675,000	1,549,693

Total California		13,859,987

Colorado - 4.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,320,345

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,510,711

Total Colorado		10,831,056

Connecticut - 2.6%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/39	2,515,000	2,371,012
4.000%, 07/01/40	2,845,000	2,655,694
4.000%, 07/01/42	1,465,000	1,342,743

Total Connecticut		6,369,449

Florida - 11.4%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	5,025,000	5,254,814

City of Tampa, Series B 5.000%, 07/01/50	2,065,000	2,104,727

County of Miami-Dade Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	3,980,000	3,815,158

County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,323,290

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,382,122

Florida Development Finance Corp., 4.000%, 02/01/52	2,515,000	1,892,443
5.000%, 02/01/52	1,675,000	1,537,802

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,777,938

	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$4,185,000	$3,794,686

Total Florida		27,882,980

Illinois - 9.6%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	5,650,000	5,811,704

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	1,675,000	1,585,789
4.000%, 06/15/52	2,515,000	2,257,389
5.000%, 06/15/50	4,185,000	4,254,505

State of Illinois, 5.500%, 05/01/39	3,350,000	3,660,148
5.750%, 05/01/45	2,515,000	2,738,593

State of Illinois, Series A, 4.000%, 03/01/40	1,260,000	1,213,883
5.000%, 03/01/46	1,870,000	1,944,591

Total Illinois		23,466,602

Louisiana - 2.8%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	6,250,000	6,786,217

Massachusetts - 2.4%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	4,340,000	3,637,578
5.250%, 07/01/52	2,095,000	2,196,870

Total Massachusetts		5,834,448

Minnesota - 0.9%

Duluth Economic Development
Authority, Series A 5.000%, 02/15/48	2,140,000	2,162,948

Nebraska - 2.0%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,849,373

New Jersey - 11.4%

New Jersey Economic Development Authority 5.000%, 11/01/44	2,095,000	2,201,707

New Jersey Economic Development Authority, Series QQQ, 4.000%, 06/15/46	1,260,000	1,200,053
4.000%, 06/15/50	1,260,000	1,187,708

New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/46	1,675,000	1,828,791
5.500%, 06/15/50	840,000	928,250

New Jersey Transportation Trust Fund Authority, Series AA, 4.000%, 06/15/45	1,675,000	1,601,355
4.000%, 06/15/50	1,675,000	1,578,898
5.000%, 06/15/45	840,000	888,518
5.000%, 06/15/50	1,260,000	1,328,449

New Jersey Transportation Trust Fund Authority, Series BB
5.000%, 06/15/44	1,465,000	1,528,218

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 11.4% (continued)

South Jersey Transportation Authority, 4.625%, 11/01/47	$2,930,000	$2,974,426
5.250%, 11/01/52	3,770,000	3,987,163

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	2,095,000	2,142,414
5.250%, 06/01/46	2,755,000	2,859,661

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,605,000	1,611,155

Total New Jersey		27,846,766

New York - 12.8%

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	2,660,000	2,707,262
5.000%, 11/15/50	1,955,000	2,023,716
5.250%, 11/15/55	2,530,000	2,652,976

New York State Dormitory Authority 5.000%, 05/01/52	2,515,000	2,641,800

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	1,675,000	1,512,379
4.000%, 07/01/52	1,775,000	1,563,866

New York State Thruway Authority, Series B 4.000%, 01/01/45	1,675,000	1,624,613

New York Transportation Development Corp., 4.000%, 12/01/39	1,530,000	1,487,523
4.000%, 12/01/41	1,590,000	1,530,862
4.000%, 04/30/53	5,790,000	4,921,085
5.000%, 12/01/40	4,185,000	4,347,996
5.000%, 12/01/41	4,185,000	4,332,764

Total New York		31,346,842

Pennsylvania - 10.9%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,343,407

Geisinger Authority 4.000%, 04/01/50	1,610,000	1,479,799

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	4,106,884

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,215,105

Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	1,050,000	1,073,886

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	5,065,000	4,885,597

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,508,036

Total Pennsylvania		26,612,714

Rhode Island - 2.2%

Rhode Island Health and Educational Building Corp. 5.000%, 11/01/53	2,500,000	2,661,677

	Principal Amount	Value

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	$2,755,000	$2,773,891

Total Rhode Island		5,435,568

South Carolina - 2.5%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	8,290,000	6,026,913

Tennessee - 2.2%

City of Chattanooga Electric Revenue 2.000%, 09/01/40	7,710,000	5,466,108

Texas - 9.4%

Central Texas Regional Mobility Authority, Series B, 4.000%, 01/01/51	1,705,000	1,593,975
5.000%, 01/01/45	1,620,000	1,700,281

City of Houston Airport System Revenue, Series A 4.000%, 07/01/48	1,260,000	1,175,512

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 12/31/40	3,315,000	3,325,175
5.000%, 12/31/45	3,250,000	3,256,623
5.000%, 06/30/58	7,800,000	7,761,736

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	4,605,000	4,254,797

Total Texas		23,068,099

Virginia - 5.2%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,131,046

Virginia Small Business Financing Authority, 4.000%, 01/01/39	2,515,000	2,371,451
4.000%, 01/01/40	2,515,000	2,348,195
5.000%, 12/31/47	2,145,000	2,199,745
5.000%, 12/31/49	2,095,000	2,113,801
5.000%, 12/31/52	2,655,000	2,675,942
Total Virginia		12,840,180

Total Municipal Bonds
(Cost $260,753,567)		240,686,250

Short-Term Investments - 0.9%

Repurchase Agreements - 0.9%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $2,144,875 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $2,186,897)	2,144,000	2,144,000

Total Short-Term Investments
(Cost $2,144,000)		2,144,000

Total Investments - 99.2%
(Cost $262,897,567)		242,830,250

Other Assets, less Liabilities - 0.8%		2,015,282

Net Assets - 100.0%		$244,845,532

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

    AGM    Assured Guaranty Municipal Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$240,686,250	—	$240,686,250

Short-Term Investments

Repurchase Agreements	—	2,144,000	—	2,144,000

Total Investments in Securities	—	$242,830,250	—	$242,830,250

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2023

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $18,075,876, $892,276, $1,691,491, $0, and $0, respectively)	$473,201,960	$40,027,823	$16,714,059	$1,057,187,937	$242,830,250

Cash	796	24,879	219	624	333

Receivable for investments sold	—	—	—	13,615,225	—

Interest receivables	4,546,386	340,758	218,983	12,877,067	2,256,597

Securities lending income receivable	3,486	755	1,786	—	—

Receivable for Fund shares sold	184,947	12,955	227	1,683,490	615,389

Receivable from affiliate	7,648	10,448	7,886	62,139	16,810

Prepaid expenses and other assets	32,600	20,943	14,838	80,834	32,006

Total assets	477,977,823	40,438,561	16,957,998	1,085,507,316	245,751,385

Liabilities:

Payable upon return of securities loaned	12,518,891	923,919	1,525,084	—	—

Payable for investments purchased	—	—	—	13,228,968	—

Payable for delayed delivery investments purchased	—	—	—	5,404,730	—

Payable for Fund shares repurchased	349,194	16,653	4,858	800,900	739,762

Accrued expenses:

Investment advisory and management fees	88,516	9,810	5,019	182,695	90,160

Administrative fees	57,728	4,905	1,930	131,627	30,052

Distribution fees	—	2,282	—	2,758	748

Shareholder service fees	66,213	1,399	1,724	45,053	10,312

Other	97,064	36,456	26,219	94,931	34,819

Total liabilities	13,177,606	995,424	1,564,834	19,891,662	905,853

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$464,800,217	$39,443,137	$15,393,164	$1,065,615,654	$244,845,532

[1] Investments at cost	$535,896,310	$44,038,736	$17,222,372	$1,099,277,565	$262,897,567

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$556,186,762	$49,680,306	$17,284,733	$1,123,879,031	$280,768,779

Total distributable loss	(91,386,545)	(10,237,169)	(1,891,569)	(58,263,377)	(35,923,247)

Net Assets	$464,800,217	$39,443,137	$15,393,164	$1,065,615,654	$244,845,532

Class N:

Net Assets	$283,555,047	$10,881,076	$6,537,157	$13,579,365	$3,398,346

Shares outstanding	13,242,263	1,207,280	321,177	1,208,706	380,298

Net asset value, offering and redemption price per share	$21.41	$9.01	$20.35	$11.23	$8.94

Class I:

Net Assets	$181,245,170	$20,176,301	$8,856,007	$1,052,036,289	$241,329,704

Shares outstanding	8,463,247	2,230,463	435,311	93,095,713	27,872,214

Net asset value, offering and redemption price per share	$21.42	$9.05	$20.34	$11.30	$8.66

Class Z:

Net Assets	—	$8,385,760	—	—	$117,482

Shares outstanding	—	927,264	—	—	13,571

Net asset value, offering and redemption price per share	—	$9.04	—	—	$8.66

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2023

	AMG GW&K ESG Bond Fund	AMG GW&K Enhanced Core Bond ESG Fund	AMG GW&K High Income Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$8,237,367	$740,629	$448,167	$12,799,939	$4,840,286

Securities lending income	22,610	6,604	19,858	—	—

Foreign withholding tax	(6,750)	(89)	(211)	—	—

Total investment income	8,253,227	747,144	467,814	12,799,939	4,840,286

Expenses:

Investment advisory and management fees	553,664	59,924	33,153	1,100,165	576,281

Administrative fees	361,085	29,962	12,751	792,581	192,094

Distribution fees - Class N	—	13,828	—	17,035	4,468

Shareholder servicing fees - Class N	367,567	—	8,385	9,496	2,681

Shareholder servicing fees - Class I	46,848	7,824	2,573	260,787	63,109

Professional fees	42,797	25,891	22,405	50,553	26,375

Custodian fees	31,183	13,917	10,904	46,116	18,396

Reports to shareholders	25,271	4,365	1,611	19,728	4,903

Registration fees	25,220	18,165	13,751	73,985	24,097

Trustee fees and expenses	17,799	1,456	627	38,691	8,751

Transfer agent fees	13,981	1,536	586	18,130	3,805

Interest expense	—	—	—	287	—

Miscellaneous	13,011	2,387	1,141	22,893	5,223

Total expenses before offsets	1,498,426	179,255	107,887	2,450,447	930,183

Expense reimbursements	(48,901)	(61,507)	(46,774)	(366,264)	(103,906)

Net expenses	1,449,525	117,748	61,113	2,084,183	826,277

Net investment income	6,803,702	629,396	406,701	10,715,756	4,014,009

Net Realized and Unrealized Gain:

Net realized loss on investments	(8,222,850)	(1,019,583)	(145,947)	(5,930,937)	(5,063,318)[1]

Net change in unrealized appreciation/depreciation on investments	15,664,532	1,463,837	376,267	18,259,190	15,310,153

Net realized and unrealized gain	7,441,682	444,254	230,320	12,328,253	10,246,835

Net increase in net assets resulting from operations	$14,245,384	$1,073,650	$637,021	$23,044,009	$14,260,844

1 Includes realized losses of $4,997,167 relating to redemptions in-kind. See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K ESG Bond Fund		AMG GW&K Enhanced Core Bond ESG Fund		AMG GW&K High Income Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$6,803,702	$12,222,196	$629,396	$1,041,080	$406,701	$618,650

Net realized loss on investments	(8,222,850)	(19,299,747)	(1,019,583)	(2,654,300)	(145,947)	(1,149,384)

Net change in unrealized appreciation/depreciation on investments	15,664,532	(84,052,548)	1,463,837	(5,951,857)	376,267	(961,928)

Net increase (decrease) in net assets resulting from operations	14,245,384	(91,130,099)	1,073,650	(7,565,077)	637,021	(1,492,662)

Distributions to Shareholders:

Class N	(4,139,989)	(7,736,535)	(166,156)	(235,849)	(163,111)	(277,251)

Class I	(2,823,469)	(5,885,301)	(315,096)	(537,618)	(255,311)	(410,014)

Class Z	—	—	(141,793)	(268,295)	—	—

Total distributions to shareholders	(6,963,458)	(13,621,836)	(623,045)	(1,041,762)	(418,422)	(687,265)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(35,488,355)	(157,179,741)	(1,454,341)	(11,796,222)	(2,093,984)	(1,875,236)

Total decrease in net assets	(28,206,429)	(261,931,676)	(1,003,736)	(20,403,061)	(1,875,385)	(4,055,163)

Net Assets:

Beginning of period	493,006,646	754,938,322	40,446,873	60,849,934	17,268,549	21,323,712

End of period	$464,800,217	$493,006,646	$39,443,137	$40,446,873	$15,393,164	$17,268,549

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$10,715,756	$19,705,256	$4,014,009	$8,043,373

Net realized loss on investments	(5,930,937)	(10,312,359)	(5,063,318)	(10,807,395)

Net change in unrealized appreciation/depreciation on investments	18,259,190	(113,439,737)	15,310,153	(60,592,633)

Net increase (decrease) in net assets resulting from operations	23,044,009	(104,046,840)	14,260,844	(63,356,655)

Distributions to Shareholders:

Class N	(116,880)	(212,610)	(51,473)	(79,222)

Class I	(10,530,006)	(21,345,146)	(3,961,524)	(8,871,256)

Class Z	—	—	(1,861)	(3,685)

Total distributions to shareholders	(10,646,886)	(21,557,756)	(4,014,858)	(8,954,163)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(28,043,981)	(142,203,031)	(24,394,500)	(53,225,598)

Total decrease in net assets	(15,646,858)	(267,807,627)	(14,148,514)	(125,536,416)

Net Assets:

Beginning of period	1,081,262,512	1,349,070,139	258,994,046	384,530,462

End of period	$1,065,615,654	$1,081,262,512	$244,845,532	$258,994,046

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$21.11	$24.88	$28.12	$27.14	$25.49	$26.97

Income (loss) from Investment Operations:

Net investment income[1,2]	0.29	0.44	0.44	0.90	0.94	0.84

Net realized and unrealized gain (loss) on investments	0.31	(3.70)	(0.83)	1.03	1.85	(1.33)

Total income (loss) from investment operations	0.60	(3.26)	(0.39)	1.93	2.79	(0.49)

Less Distributions to Shareholders from:

Net investment income	(0.30)	(0.47)	(0.47)	(0.88)	(0.98)	(0.80)

Net realized gain on investments	—	(0.04)	(2.38)	(0.07)	(0.16)	(0.19)

Total distributions to shareholders	(0.30)	(0.51)	(2.85)	(0.95)	(1.14)	(0.99)

Net Asset Value, End of Period	$21.41	$21.11	$24.88	$28.12	$27.14	$25.49

Total Return[2,3]	2.86%[4]	(13.17)%	(1.29)%	7.34%	11.10%	(1.82)%

Ratio of net expenses to average net assets	0.68%[5]	0.68%	0.69%[6]	0.71%	0.72%[7]	0.98%[6]

Ratio of gross expenses to average net assets[8]	0.70%[5]	0.69%	0.69%[6]	0.72%	0.73%[7]	0.98%[6]

Ratio of net investment income to average net assets[2]	2.75%[5]	1.98%	1.71%	3.31%	3.53%	3.19%

Portfolio turnover	10%[4]	23%	186%	25%	20%	9%

Net assets end of period (000’s) omitted	$283,555	$301,028	$427,818	$555,124	$618,381	$715,468

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$21.12	$24.89	$28.13	$27.14	$25.49	$26.97

Income (loss) from Investment Operations:

Net investment income[1,2]	0.32	0.49	0.50	0.95	0.99	0.86

Net realized and unrealized gain (loss) on investments	0.30	(3.71)	(0.83)	1.05	1.85	(1.32)

Total income (loss) from investment operations	0.62	(3.22)	(0.33)	2.00	2.84	(0.46)

Less Distributions to Shareholders from:

Net investment income	(0.32)	(0.51)	(0.53)	(0.94)	(1.03)	(0.83)

Net realized gain on investments	—	(0.04)	(2.38)	(0.07)	(0.16)	(0.19)

Total distributions to shareholders	(0.32)	(0.55)	(2.91)	(1.01)	(1.19)	(1.02)

Net Asset Value, End of Period	$21.42	$21.12	$24.89	$28.13	$27.14	$25.49

Total Return[2,3]	2.96%[4]	(12.99)%	(1.05)%	7.57%	11.32%	(1.72)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.49%[6]	0.50%	0.52%[7]	0.88%[6]

Ratio of gross expenses to average net assets[8]	0.50%[5]	0.49%	0.49%[6]	0.51%	0.53%[7]	0.88%[6]

Ratio of net investment income to average net assets[2]	2.95%[5]	2.18%	1.91%	3.52%	3.73%	3.29%

Portfolio turnover	10%[4]	23%	186%	25%	20%	9%

Net assets end of period (000’s) omitted	$181,245	$191,979	$327,121	$546,698	$605,353	$1,094,820

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% and 0.04% for the fiscal year ended December 31, 2021 and December 31, 2018, respectively.

[7]	Includes 0.01% of extraordinary expense related to legal expense in support of an investment held in the portfolio.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.92	$10.61	$10.90	$10.15	$9.43	$9.81

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.19	0.14	0.20	0.24	0.23

Net realized and unrealized gain (loss) on investments	0.09	(1.69)	(0.28)	0.75	0.73	(0.38)

Total income (loss) from investment operations	0.23	(1.50)	(0.14)	0.95	0.97	(0.15)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.19)	(0.14)	(0.20)	(0.25)	(0.23)

Paid in capital	—	—	(0.01)	—	—	—

Total distributions to shareholders	(0.14)	(0.19)	(0.15)	(0.20)	(0.25)	(0.23)

Net Asset Value, End of Period	$9.01	$8.92	$10.61	$10.90	$10.15	$9.43

Total Return[2,3]	2.53%[4]	(14.17)%	(1.26)%	9.41%	10.35%	(1.48)%

Ratio of net expenses to average net assets	0.73%[5]	0.73%	0.73%	0.73%	0.73%	0.73%

Ratio of gross expenses to average net assets[6]	1.04%[5]	1.00%	0.93%	1.06%	1.16%	0.99%

Ratio of net investment income to average net assets[2]	3.01%[5]	1.99%	1.32%	1.86%	2.43%	2.45%

Portfolio turnover	26%[4]	54%	86%	101%	71%	26%

Net assets end of period (000’s) omitted	$10,881	$10,680	$13,736	$15,794	$14,779	$12,884

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended		For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.95		$10.65	$10.94	$10.19	$9.47	$9.85

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14		0.21	0.16	0.22	0.26	0.25

Net realized and unrealized gain (loss) on investments	0.10		(1.70)	(0.28)	0.75	0.73	(0.38)

Total income (loss) from investment operations	0.24		(1.49)	(0.12)	0.97	0.99	(0.13)

Less Distributions to Shareholders from:

Net investment income	(0.14)		(0.21)	(0.16)	(0.22)	(0.27)	(0.25)

Paid in capital	—		—	(0.01)	—	—	—

Total distributions to shareholders	(0.14)		(0.21)	(0.17)	(0.22)	(0.27)	(0.25)

Net Asset Value, End of Period	$9.05		$8.95	$10.65	$10.94	$10.19	$9.47

Total Return[2,3]	2.72%[4]		(14.07)%	(1.07)%	9.57%	10.51%	(1.27)%

Ratio of net expenses to average net assets	0.56%[5]		0.56%	0.56%	0.55%	0.55%	0.54%

Ratio of gross expenses to average net assets[6]	0.87%[5]		0.83%	0.76%	0.88%	0.98%	0.80%

Ratio of net investment income to average net assets[2]	3.18	%5	2.16%	1.49%	2.04%	2.62%	2.64%

Portfolio turnover	26%[4]		54%	86%	101%	71%	26%

Net assets end of period (000’s) omitted	$20,176		$19,890	$33,402	$27,800	$8,502	$5,967

AMG GW&K Enhanced Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.95	$10.65	$10.93	$10.18	$9.46	$9.84

Income (loss) from Investment Operations:

Net investment income[1,2]	0.15	0.21	0.17	0.22	0.27	0.26

Net realized and unrealized gain (loss) on investments	0.09	(1.69)	(0.27)	0.75	0.72	(0.38)

Total income (loss) from investment operations	0.24	(1.48)	(0.10)	0.97	0.99	(0.12)

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.22)	(0.17)	(0.22)	(0.27)	(0.26)

Paid in capital	—	—	(0.01)	—	—	—

Total distributions to shareholders	(0.15)	(0.22)	(0.18)	(0.22)	(0.27)	(0.26)

Net Asset Value, End of Period	$9.04	$8.95	$10.65	$10.93	$10.18	$9.46

Total Return[2,3]	2.65%[4]	(14.00)%	(0.92)%	9.65%	10.59%	(1.23)%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[6]	0.79%[5]	0.75%	0.68%	0.81%	0.91%	0.74%

Ratio of net investment income to average net assets[2]	3.26%[5]	2.24%	1.57%	2.11%	2.72%	2.70%

Portfolio turnover	26%[4]	54%	86%	101%	71%	26%

Net assets end of period (000’s) omitted	$8,386	$9,877	$13,712	$11,552	$10,080	$15,254

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$20.11	$22.46	$22.23	$21.52	$20.04	$21.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.47	0.67	0.53	0.51	0.57	0.69

Net realized and unrealized gain (loss) on investments	0.26	(2.20)	0.28	2.09	0.98	(1.57)

Total income (loss) from investment operations	0.73	(1.53)	0.81	2.60	1.55	(0.88)

Less Distributions to Shareholders from:

Net investment income	(0.49)	(0.77)	(0.53)	(0.48)	(0.07)	(0.14)

Net realized gain on investments	—	(0.05)	(0.05)	(1.41)	—	—

Total distributions to shareholders	(0.49)	(0.82)	(0.58)	(1.89)	(0.07)	(0.14)

Net Asset Value, End of Period	$20.35	$20.11	$22.46	$22.23	$21.52	$20.04

Total Return[2,3]	3.65%[4]	(6.80)%	3.67%	12.16%	7.67%	(4.18)%

Ratio of net expenses to average net assets	0.84%[5]	0.86%[6]	0.84%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[7]	1.39%[5]	1.32%	1.37%	1.70%	1.87%	1.52%

Ratio of net investment income to average net assets[2]	4.66%[5]	3.22%	2.36%	2.28%	2.70%	3.34%

Portfolio turnover	10%[4]	74%	97%	157%	52%	60%

Net assets end of period (000’s) omitted	$6,537	$6,528	$8,157	$10,302	$9,638	$10,365

AMG GW&K High Income Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,	For the fiscal period ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021[8]

Net Asset Value, Beginning of Period	$20.10	$22.45	$22.27

Income (loss) from Investment Operations:

Net investment income[1,2]	0.49	0.71	0.46

Net realized and unrealized gain (loss) on investments	0.26	(2.20)	0.35

Total income (loss) from investment operations	0.75	(1.49)	0.81

Less Distributions to Shareholders from:

Net investment income	(0.51)	(0.81)	(0.58)

Net realized gain on investments	—	(0.05)	(0.05)

Total distributions to shareholders	(0.51)	(0.86)	(0.63)

Net Asset Value, End of Period	$20.34	$20.10	$22.45

Total Return[2,3]	3.75%[4]	(6.63)%	3.68%[4]

Ratio of net expenses to average net assets	0.64%[5]	0.66%[6]	0.64%[5]

Ratio of gross expenses to average net assets[7]	1.19%[5]	1.12%	1.17%[5]

Ratio of net investment income to average net assets[2]	4.86%[5]	3.42%	2.56%[5]

Portfolio turnover	10%[4]	74%	97%

Net assets end of period (000’s) omitted	$8,856	$10,740	$13,166

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense totaling 0.02% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[8]	Commencement of operations was on March 15, 2021.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.11	$12.24	$12.45	$12.12	$11.48	$11.60

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.15	0.13	0.15	0.19	0.17

Net realized and unrealized gain (loss) on investments	0.13	(1.10)	(0.11)	0.33	0.64	(0.11)

Total income (loss) from investment operations	0.22	(0.95)	0.02	0.48	0.83	0.06

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.16)	(0.13)	(0.15)	(0.19)	(0.18)

Net realized gain on investments	—	(0.02)	(0.10)	—	—	(0.00)[3]

Total distributions to shareholders	(0.10)	(0.18)	(0.23)	(0.15)	(0.19)	(0.18)

Net Asset Value, End of Period	$11.23	$11.11	$12.24	$12.45	$12.12	$11.48

Total Return[2,4]	1.94%[5]	(7.80)%	0.10%	4.31%	7.29%	0.54%

Ratio of net expenses to average net assets	0.73%[6]	0.72%	0.71%	0.71%	0.71%	0.71%

Ratio of gross expenses to average net assets[7]	0.80%[6]	0.78%	0.76%	0.77%	0.78%	0.77%

Ratio of net investment income to average net assets[2]	1.69%[6]	1.35%	1.01%	1.25%	1.59%	1.53%

Portfolio turnover	20%[5]	20%	24%	17%	18%	35%

Net assets end of period (000’s) omitted	$13,579	$12,972	$17,112	$18,153	$18,711	$17,445

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.18	$12.31	$12.52	$12.18	$11.54	$11.66

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.19	0.17	0.19	0.23	0.21

Net realized and unrealized gain (loss) on investments	0.12	(1.11)	(0.11)	0.34	0.64	(0.12)

Total income (loss) from investment operations	0.23	(0.92)	0.06	0.53	0.87	0.09

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.19)	(0.17)	(0.19)	(0.23)	(0.21)

Net realized gain on investments	—	(0.02)	(0.10)	—	—	(0.00)[3]

Total distributions to shareholders	(0.11)	(0.21)	(0.27)	(0.19)	(0.23)	(0.21)

Net Asset Value, End of Period	$11.30	$11.18	$12.31	$12.52	$12.18	$11.54

Total Return[2,4]	2.10%[5]	(7.45)%	0.43%	4.70%	7.58%	0.87%

Ratio of net expenses to average net assets	0.39%[6]	0.39%	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[7]	0.46%[6]	0.45%	0.44%	0.45%	0.46%	0.45%

Ratio of net investment income to average net assets[2]	2.03%[6]	1.68%	1.33%	1.57%	1.91%	1.85%

Portfolio turnover	20%[5]	20%	24%	17%	18%	35%

Net assets end of period (000’s) omitted	$1,052,036	$1,068,290	$1,331,958	$1,287,667	$1,014,514	$940,553

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.56	$10.74	$10.69	$10.42	$9.69	$10.02

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.22	0.20	0.23	0.26	0.27

Net realized and unrealized gain (loss) on investments	0.38	(2.17)	0.18	0.37	0.78	(0.33)

Total income (loss) from investment operations	0.50	(1.95)	0.38	0.60	1.04	(0.06)

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.20)	(0.19)	(0.21)	(0.25)	(0.15)

Net realized gain on investments	—	(0.03)	(0.14)	(0.12)	(0.06)	—

Paid in capital	—	—	—	—	—	(0.12)

Total distributions to shareholders	(0.12)	(0.23)	(0.33)	(0.33)	(0.31)	(0.27)

Net Asset Value, End of Period	$8.94	$8.56	$10.74	$10.69	$10.42	$9.69

Total Return[2,3]	5.87%[4]	(18.19)%	3.59%	5.95%	10.92%	(0.55)%

Ratio of net expenses to average net assets	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[6]	1.07%[5]	1.07%	1.05%	1.07%	1.08%	1.08%

Ratio of net investment income to average net assets[2]	2.79%[5]	2.39%	1.85%	2.17%	2.56%	2.79%

Portfolio turnover	6%[4]	45%	61%	81%	40%	89%

Net assets end of period (000’s) omitted	$3,398	$2,955	$14,923	$5,015	$5,722	$7,283

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.30	$10.43	$10.40	$10.15	$9.45	$10.01

Income (loss) from Investment Operations:

Net investment income[1,2]	0.13	0.24	0.23	0.25	0.29	0.31

Net realized and unrealized gain (loss) on investments	0.37	(2.09)	0.17	0.37	0.76	(0.32)

Total income (loss) from investment operations	0.50	(1.85)	0.40	0.62	1.05	(0.01)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.25)	(0.23)	(0.25)	(0.29)	(0.31)

Net realized gain on investments	—	(0.03)	(0.14)	(0.12)	(0.06)	—

Paid in capital	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.14)	(0.28)	(0.37)	(0.37)	(0.35)	(0.55)

Net Asset Value, End of Period	$8.66	$8.30	$10.43	$10.40	$10.15	$9.45

Total Return[2,3]	6.00%[4]	(17.86)%	3.94%	6.31%	11.28%	(0.07)%

Ratio of net expenses to average net assets	0.64%[5]	0.64%	0.64%	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[6]	0.72%[5]	0.72%	0.70%	0.72%	0.73%	0.73%

Ratio of net investment income to average net assets[2]	3.14%[5]	2.74%	2.20%	2.52%	2.91%	3.14%

Portfolio turnover	6%[4]	45%	61%	81%	40%	89%

Net assets end of period (000’s) omitted	$241,330	$255,928	$369,473	$323,439	$273,228	$203,867

AMG GW&K Municipal Enhanced Yield Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.30	$10.43	$10.40	$10.15	$9.44	$10.01

Income (loss) from Investment Operations:

Net investment income[1,2]	0.14	0.25	0.24	0.26	0.30	0.31

Net realized and unrealized gain (loss) on investments	0.36	(2.10)	0.17	0.37	0.76	(0.32)

Total income (loss) from investment operations	0.50	(1.85)	0.41	0.63	1.06	(0.01)

Less Distributions to Shareholders from:

Net investment income	(0.14)	(0.25)	(0.24)	(0.26)	(0.29)	(0.32)

Net realized gain on investments	—	(0.03)	(0.14)	(0.12)	(0.06)	—

Paid in capital	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.14)	(0.28)	(0.38)	(0.38)	(0.35)	(0.56)

Net Asset Value, End of Period	$8.66	$8.30	$10.43	$10.40	$10.15	$9.44

Total Return[2,3]	6.03%[4]	(17.82)%	3.99%	6.37%	11.45%	(0.09)%

Ratio of net expenses to average net assets	0.59%[5]	0.59%	0.59%	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[6]	0.67%[5]	0.67%	0.65%	0.67%	0.68%	0.68%

Ratio of net investment income to average net assets[2]	3.19%[5]	2.79%	2.25%	2.57%	2.96%	3.19%

Portfolio turnover	6%[4]	45%	61%	81%	40%	89%

Net assets end of period (000’s) omitted	$117	$111	$135	$130	$120	$108

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds II (“Trust II”) and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”), AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), Trust II: AMG GW&K Enhanced Core Bond ESG Fund (“Enhanced Core Bond ESG”) and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”) and AMG GW&K High Income Fund (“High Income”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Enhanced Core Bond ESG and Municipal Enhanced offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There are no permanent differences during the year. Temporary differences are primarily due to: for ESG Bond, Enhanced Core Bond ESG, High Income and Municipal Enhanced, wash sale loss deferrals; for ESG Bond and High Income, premium amortization on callable bonds. Municipal Bond had no temporary differences.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Depreciation

ESG Bond	$535,896,310	$1,807,044	$(64,501,394)	$(62,694,350)

Enhanced Core Bond ESG	44,038,736	9,928	(4,020,841)	(4,010,913)

High Income	17,222,372	46,038	(554,351)	(508,313)

Municipal Bond	1,099,277,565	4,035,665	(46,125,293)	(42,089,628)

Municipal Enhanced	262,897,567	1,974,518	(22,041,835)	(20,067,317)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Notes to Financial Statements (continued)

Fund	Short-Term	Long-Term	Total

ESG Bond	$7,220,366	$12,392,695	$19,613,061

Enhanced Core Bond ESG	2,475,319	2,481,420	4,956,739

High Income	397,484	790,743	1,188,227

Fund	Short-Term	Long-Term	Total

Municipal Bond	$2,786,859	$7,525,500	10,312,359

Municipal Enhanced	3,966,598	6,842,755	10,809,353

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. For the six months ended June 30, 2023, Municipal Enhanced transferred securities and cash to certain shareholders in connection with redemptions in-kind transactions in the amount of $46,736,183. For the purposes of U.S. GAAP, the transactions were treated as sales of securities and the resulting gain or loss was recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Enhanced Core Bond ESG

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	182,269	$3,924,158	434,859	$9,802,580	241,710	$2,185,832	151,245	$1,447,268

Shares issued in reinvestment of distributions	190,052	4,086,413	345,800	7,627,326	15,094	136,784	20,650	192,586

Shares redeemed	(1,387,029)	(29,927,861)	(3,716,450)	(83,888,821)	(246,746)	(2,255,963)	(268,963)	(2,557,723)

Net increase (decrease)	(1,014,708)	$(21,917,290)	(2,935,791)	$(66,458,915)	10,058	$66,653	(97,068)	$(917,869)

Class I:

Shares sold	513,507	$11,063,687	1,292,769	$29,148,121	288,996	$2,644,696	1,447,204	$13,969,790

Shares issued in reinvestment of distributions	126,941	2,729,801	256,042	5,663,172	33,634	305,987	55,346	519,860

Shares redeemed	(1,268,325)	(27,364,553)	(5,602,000)	(125,532,119)	(313,696)	(2,864,359)	(2,416,748)	(23,744,821)

Net increase (decrease)	(627,877)	$(13,571,065)	(4,053,189)	$(90,720,826)	8,934	$86,324	(914,198)	$(9,255,171)

Class Z:

Shares sold	—	—	—	—	90,089	$823,404	147,673	$1,476,721

Shares issued in reinvestment of distributions	—	—	—	—	15,102	137,421	27,916	261,662

Shares redeemed	—	—	—	—	(281,364)	(2,568,143)	(359,946)	(3,361,565)

Net decrease	—	—	—	—	(176,173)	$(1,607,318)	(184,357)	$(1,623,182)

	High Income				Municipal Bond

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	48,766	$1,003,756	18,712	$389,945	217,961	$2,464,012	647,098	$7,349,629

Shares issued in reinvestment of distributions	7,759	157,945	13,040	267,721	8,945	100,818	16,904	188,374

Shares redeemed	(59,984)	(1,228,417)	(70,270)	(1,469,556)	(185,350)	(2,087,267)	(895,246)	(10,012,745)

Net increase (decrease)	(3,459)	$(66,716)	(38,518)	$(811,890)	41,556	$477,563	(231,244)	$(2,474,742)

Notes to Financial Statements (continued)

	High Income				Municipal Bond

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	18,093	$368,992	484,312	$9,834,594	20,415,598	$232,564,518	81,732,933	$917,700,640

Shares issued in reinvestment of distributions	12,550	255,311	19,941	410,014	690,221	7,823,045	1,484,035	16,631,130

Shares redeemed	(129,658)	(2,651,571)	(556,443)	(11,307,954)	(23,572,806)	(268,909,107)	(95,879,229)	(1,074,060,059)

Net decrease	(99,015)	$(2,027,268)	(52,190)	$(1,063,346)	(2,466,987)	$(28,521,544)	(12,662,261)	$(139,728,289)

	Municipal Enhanced

	June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount

Class N:

Shares sold	626,970	$5,611,245	616,950	$5,797,292

Shares issued in reinvestment of distributions	3,698	32,848	5,976	53,425

Shares redeemed	(595,467)	(5,344,274)	(1,667,635)	(16,584,715)

Net increase (decrease)	35,201	$299,819	(1,044,709)	$(10,733,998)

Class I:

Shares sold	7,873,807	$67,979,514	12,933,675	$112,341,447

Shares issued in reinvestment of distributions	182,386	1,568,899	534,430	4,664,114

Shares redeemed	(11,012,114)	(94,244,593)[1]	(18,061,842)	(159,500,846)

Net decrease	(2,955,921)	$(24,696,180)	(4,593,737)	$(42,495,285)

Class Z:

Shares issued in reinvestment of distributions	216	$1,861	423	$3,685

Net increase	216	$1,861	423	$3,685

[1]	Includes redemption in-kind in the amount of $46,736,183.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the market value of Repurchase Agreements outstanding for ESG Bond, Enhanced Core Bond ESG, High Income, Municipal Bond Fund and Municipal Enhanced Yield was $17,700,891, $1,160,919, $1,573,084, $2,239,000 and $2,144,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in

Notes to Financial Statements (continued)

securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

At June 30, 2023, the market value of delayed delivery securities held in Municipal Bond amounted to $5,419,886.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser(s) for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%
Enhanced Core Bond ESG	0.30%

High Income	0.39%

Municipal Bond
on first $25 million	0.35%

on next $25 million	0.30%
on next $50 million	0.25%

on balance over $100 million	0.20%
Municipal Enhanced	0.45%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Enhanced Core Bond ESG, High Income, Municipal Bond, and Municipal Enhanced to the annual rate of 0.43%, 0.48%, 0.59%, 0.34%, and 0.59%, respectively, of each Fund’s average daily net assets

(this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Boards, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

ESG Bond	$48,901	—

Enhanced Core Bond ESG	61,507	—

High Income	46,774	—

Municipal Bond	366,264	—

Municipal Enhanced	103,906	—

At June 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Enhanced Core Bond ESG	High Income

Less than 1 year	$36,901	$122,320	$77,004

1-2 years	51,752	116,556	98,613

2-3 years	86,383	132,628	92,100

Total	$175,036	$371,504	$267,717

Expiration Period	Municipal Bond	Municipal Enhanced

Less than 1 year	$702,073	$239,668

1-2 years	719,840	230,877

2-3 years	748,214	217,439

Total	$2,170,127	$687,984

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder

Notes to Financial Statements (continued)

services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Enhanced Core Bond ESG, Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, High Income, Municipal Bond, Municipal Enhanced, and for Enhanced Core Bond ESG’s Class I shares, the Boards have approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Enhanced Core Bond ESG

Class I	0.10%	0.08%

High Income

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Municipal Bond

Class N	0.15%	0.14%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Bond	$7,448,357	10	$12,158	5.958%

Municipal Enhanced	2,307,515	2	759	6.000%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Municipal Bond	$2,007,897	1	$287	5.208%

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$33,057,321	$42,058,407

Enhanced Core Bond ESG	4,619,235	6,217,917

High Income	1,680,697	3,631,105

Municipal Bond	205,200,146	234,758,970

Municipal Enhanced	37,197,423	15,049,177

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2023 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$13,510,310	$41,515,012

Enhanced Core Bond ESG	5,489,241	5,058,490

4. PORTFOLIO SECURITIES LOANED

The Funds, except Municipal Bond and Municipal Enhanced, participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$18,075,876	$12,518,891	$6,269,212	$18,788,103

Enhanced Core Bond ESG	892,276	923,919	—	923,919

High Income	1,691,491	1,525,084	234,494	1,759,578

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-08/15/51

High Income	U.S. Treasury Obligations	0.000%-4.250%	08/29/23-05/15/52

5. FOREIGN SECURITIES

Certain Funds may invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

Notes to Financial Statements (continued)

8. CREDIT AGREEMENT

On April 12, 2023, Trust III, on behalf of High Income and another fund in Trust III, and AMG Funds II (“Trust II”), on behalf of one of its funds, became party to an amended and restated credit agreement between BNYM and AMG Funds IV (“Trust IV”) dated July 22, 2020 (as amended from time to time, the “Credit Agreement”). The Credit Agreement provides Trust III, Trust II, and Trust IV (collectively, the “Participating Trusts”), on behalf of certain funds in the Participating Trusts, including High Income (collectively, the “Participating Funds”), a revolving line of credit of up to $50 million. The Credit Agreement runs for a 364-day term that can be renewed at the mutual agreement of the Participating Trusts and BNYM. The facility is shared by the Participating Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The Adjusted Daily Simple SOFR is the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Funds pay a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. The Fund had no loans outstanding as of June 30, 2023, and did not utilize the line of credit during the period April 12, 2023, to June 30, 2023. The Credit Agreement was renewed on July 19, 2023.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Bank of America Securities, Inc.	$1,564,457	—	$1,564,457	$1,564,457	—

Cantor Fitzgerald Securities, Inc.	2,122,957	—	2,122,957	2,122,957	—

RBC Dominion Securities, Inc.	3,130,065	—	3,130,065	3,130,065	—

Santander U.S. Capital Markets LLC	3,067,464	—	3,067,464	3,067,464	—

State of Wisconsin Investment Board	2,633,948	—	2,633,948	2,633,948	—

Fixed Income Clearing Corp.	5,182,000	—	5,182,000	5,182,000	—

Total	$17,700,891	—	$17,700,891	$17,700,891	—

Enhanced Core Bond ESG

RBC Dominion Securities, Inc.	$923,919	—	$923,919	$923,919	—

Fixed Income Clearing Corp.	237,000	—	237,000	237,000	—

Total	$1,160,919	—	$1,160,919	$1,160,919	—

High Income

Bank of America Securities, Inc.	$525,084	—	$525,084	$525,084	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	48,000	—	48,000	48,000	—

Total	$1,573,084	—	$1,573,084	$1,573,084	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Municipal Bond

Fixed Income Clearing Corp.	$2,239,000	—	$2,239,000	$2,239,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$2,144,000	—	$2,144,000	$2,144,000	—

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund: Approval of Investment Management and Subadvisory Agreements on June 21, 2023

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds, AMG Funds II, and AMG Funds III (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Enhanced Core Bond ESG Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund and AMG GW&K High Income Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K High Income Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the fact that Class I shares of the Fund outperformed the Peer Group median for the 1-year,

5-year, and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period and Class I shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was below, below, above, and below, respectively, the median performance of the Peer Group and below, above, above, and below, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that Class N shares of the Fund ranked in the top third relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s investment strategy was changed in 2019. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for

Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 1-year and 3-year periods and Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K High Income Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2023 was above, below, above, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. High Yield 1-5 Year Ba Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. The Trustees concluded

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the

Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2025, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Enhanced Core Bond ESG Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.48%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K High Income Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Below Average rating level of the Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc. AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063023 SAR088

SEMI-ANNUAL REPORT

AMG Funds June 30, 2023

AMG GW&K Small Cap Core Fund

Class N: GWETX	Class I: GWEIX	Class Z: GWEZX

AMG GW&K Small Cap Value Fund

Class N: SKSEX	Class I: SKSIX	Class Z: SKSZX

AMG GW&K Small/Mid Cap Core Fund (formerly AMG GW&K Small/Mid Cap Fund)

Class N: GWGVX	Class I: GWGIX	Class Z: GWGZX

AMG GW&K Global Allocation Fund

Class N: MBEAX	Class I: MBESX	Class Z: MBEYX

amgfunds.com	063023 SAR089

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG GW&K Small Cap Core Fund

Based on Actual Fund Return
Class N	1.30%	$1,000	$1,033	$6.55
Class I	0.95%	$1,000	$1,034	$4.79
Class Z	0.90%	$1,000	$1,035	$4.54

Based on Hypothetical 5% Annual Return
Class N	1.30%	$1,000	$1,018	$6.51
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Small Cap Value Fund

Based on Actual Fund Return
Class N	1.15%	$1,000	$1,051	$5.85
Class I	0.95%	$1,000	$1,052	$4.83
Class Z	0.90%	$1,000	$1,052	$4.58

Based on Hypothetical 5% Annual Return
Class N	1.15%	$1,000	$1,019	$5.76
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.90%	$1,000	$1,020	$4.51
AMG GW&K Small/Mid Cap Core Fund

Based on Actual Fund Return
Class N	1.07%	$1,000	$1,061	$5.47
Class I	0.87%	$1,000	$1,062	$4.45
Class Z	0.82%	$1,000	$1,062	$4.19

Based on Hypothetical 5% Annual Return
Class N	1.07%	$1,000	$1,019	$5.36
Class I	0.87%	$1,000	$1,020	$4.36
Class Z	0.82%	$1,000	$1,021	$4.11

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG GW&K Global Allocation Fund

Based on Actual Fund Return
Class N	1.06%	$1,000	$1,061	$5.42
Class I	0.89%	$1,000	$1,062	$4.55
Class Z	0.81%	$1,000	$1,062	$4.14

Based on Hypothetical 5% Annual Return
Class N	1.06%	$1,000	$1,020	$5.31
Class I	0.89%	$1,000	$1,020	$4.46
Class Z	0.81%	$1,000	$1,021	$4.06

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Small Cap Core Fund2, [3,4,5,6,7,8]

Class N	3.28%	8.99%	5.59%	8.77%	8.06%	12/10/96
Class I	3.44%	9.32%	5.95%	9.17%	12.11%	07/27/09
Class Z	3.47%	9.41%	6.00%	—	7.87%	02/24/17
Russell 2000® Index[33]	8.09%	12.31%	4.21%	8.26%	7.84%	12/10/96†
AMG GW&K Small Cap Value Fund2, [3,4,6,7,8,9,10,11]

Class N	5.05%	8.77%	4.51%	7.52%	10.93%	04/23/87
Class I	5.18%	9.01%	4.70%	—	5.26%	02/24/17
Class Z	5.20%	9.03%	4.77%	—	5.33%	02/24/17
Russell 2000® Value Index[34]	2.50%	6.01%	3.54%	7.29%	—	04/23/87†
AMG GW&K Small/Mid Cap Core Fund2, [3,5,6,7,8,12]

Class N	6.13%	10.41%	8.91%	—	9.30%	02/24/17
Class I	6.24%	10.62%	9.09%	—	7.92%	06/30/15
Class Z	6.23%	10.65%	9.17%	—	9.57%	02/24/17
Russell 2500® Index[35]	8.79%	13.58%	6.55%	—	7.94%	06/30/15†
AMG GW&K Global Allocation Fund2, 3, 4, 5, 6, 7, 8, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32

Class N	6.10%	6.66%	2.66%	5.72%	6.97%	01/02/97
Class I	6.22%	6.89%	2.81%	5.90%	6.20%	11/30/12
Class Z	6.23%	6.96%	2.92%	5.99%	7.33%	01/02/97
60% MSCI ACWI Index/ 40% Bloomberg Global Aggregate Bond Index36, [37]	8.86%	9.29%	4.71%	5.53%	—	—
MSCI ACWI Index[36]	13.93%	16.53%	8.10%	8.75%	—	—
Bloomberg Global Aggregate Bond Index[37]	1.43%	(1.32%)	(1.09%)	0.20%	—	—

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.

* Not annualized

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. dollars ($).

[2]  From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[4]  The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[5]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[6]  Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[7]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[8]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

9  As of December 4, 2020, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to December 4, 2020, the Fund was known as the AMG Managers Skyline Special Equities Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to December 4, 2020, reflects the performance and investment strategies of the Fund’s previous subadviser, Skyline Asset Management, L.P. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[10] Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting

3

Fund Performance Periods ended June 30, 2023 (continued)

zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

[11] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12] The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[13] As of April 17, 2020, the Fund’s subadviser was changed to GW&K Investment Management, LLC. Prior to April 17, 2020, the Fund was known as the AMG Chicago Equity Partners Balanced Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to April 17, 2020, reflects the performance and investment strategies of the Fund’s previous subadviser, Chicago Equity Partners, LLC. The Fund’s past performance would have been different if the Fund were managed by the current subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[14] The Fund’s investments may not be allocated in the best performing asset classes.

[15] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[16] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[17] Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

[18] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[19] The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[20] Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

[21] The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

[22] Because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time.

[23] During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[24] Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[25] Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[26] Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[27] The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[28] The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[29] Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[30] A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[31] The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[32] Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

[33] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.

[34] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index

4

Fund Performance Periods ended June 30, 2023 (continued)

comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[35] The Russell 2500® Index is composed of the 2,500 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small/mid cap stock performance. Unlike the Fund, the Russell 2500® Index is unmanaged, is not available for investment and does not incur expenses.

[36] The MSCI All Country World Index (ACWI) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[37] The Bloomberg Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Bloomberg Global Aggregate Bond Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG GW&K Small Cap Core Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	20.0

Health Care	18.8

Financials	14.3

Consumer Discretionary	12.7

Information Technology	12.0

Materials	5.7

Real Estate	5.2

Energy	4.4

Utilities	2.5

Consumer Staples	2.1

Short-Term Investments	1.3

Other Assets, less Liabilities	1.0

TOP TEN HOLDINGS

Security Name	% of Net Assets

SPX Technologies, Inc.	2.8

Texas Roadhouse, Inc.	2.3

Novanta, Inc.	2.1

Flywire Corp.	2.0

RBC Bearings, Inc.	1.9

Matador Resources Co.	1.9

Avient Corp.	1.9

STAG Industrial, Inc.	1.8

Alamo Group, Inc.	1.8

UFP Industries, Inc.	1.8

Top Ten as a Group	20.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 97.7%

Consumer Discretionary - 12.7%

Boot Barn Holdings, Inc.*	94,006	$7,961,368

Chuy’s Holdings, Inc.*	138,519	5,654,346

Fox Factory Holding Corp.*	27,755	3,011,695

Grand Canyon Education, Inc.*	100,937	10,417,708

Helen of Troy, Ltd.*	44,528	4,809,915

Lithia Motors, Inc.[1]	33,423	10,164,268

Oxford Industries, Inc.	85,868	8,451,128

Patrick Industries, Inc.	73,738	5,899,040

Revolve Group, Inc.*	140,066	2,297,082

Skyline Champion Corp.*	138,455	9,061,880

Texas Roadhouse, Inc.	139,168	15,625,783

Wolverine World Wide, Inc.	198,546	2,916,641

Total Consumer Discretionary		86,270,854

Consumer Staples - 2.1%

Central Garden & Pet Co., Class A*	269,347	9,820,391

Utz Brands, Inc.	274,205	4,485,994

Total Consumer Staples		14,306,385

Energy - 4.4%

ChampionX Corp.	184,968	5,741,407

Magnolia Oil & Gas Corp., Class A	434,045	9,071,540

Matador Resources Co.	244,275	12,780,468

Patterson-UTI Energy, Inc.	193,445	2,315,537

Total Energy		29,908,952

Financials - 14.3%

Ameris Bancorp	192,557	6,587,375

AMERISAFE, Inc.	104,528	5,573,433

Cathay General Bancorp	184,310	5,932,939

Cohen & Steers, Inc.	140,884	8,169,863

Flywire Corp.*	432,628	13,428,773

Glacier Bancorp, Inc.	148,697	4,634,885

Horace Mann Educators Corp.	256,727	7,614,523

Houlihan Lokey, Inc.	113,917	11,199,180

Independent Bank Corp.	86,945	3,869,922

OceanFirst Financial Corp.	352,888	5,512,111

Pacific Premier Bancorp, Inc.	262,545	5,429,431

Seacoast Banking Corp. of Florida	253,445	5,601,134

Stifel Financial Corp.	154,474	9,217,464

Veritex Holdings, Inc.	207,054	3,712,478

Total Financials		96,483,511

Health Care - 18.8%

Arcutis Biotherapeutics, Inc.*,1	360,716	3,437,623

	Shares	Value

Artivion, Inc.*	260,936	$4,485,490

AtriCure, Inc.*	175,269	8,651,278

Azenta, Inc.*	101,212	4,724,576

BioCryst Pharmaceuticals, Inc.*	384,664	2,708,035

Castle Biosciences, Inc.*,1	93,190	1,278,567

CryoPort, Inc.*	144,674	2,495,627

Globus Medical, Inc., Class A*	165,333	9,843,927

Halozyme Therapeutics, Inc.*	232,586	8,389,377

HealthEquity, Inc.*	176,713	11,157,659

ICU Medical, Inc.*	33,622	5,991,104

Insmed, Inc.*	181,973	3,839,630

Integra LifeSciences Holdings Corp.*	133,942	5,509,034

Intra-Cellular Therapies, Inc.*	144,766	9,166,583

Medpace Holdings, Inc.*	41,774	10,032,862

Phreesia, Inc.*	326,277	10,117,850

Progyny, Inc.*	167,194	6,577,412

Supernus Pharmaceuticals, Inc.*	264,974	7,965,118

US Physical Therapy, Inc.	50,428	6,121,455

Veracyte, Inc.*	180,724	4,603,040

Total Health Care		127,096,247

Industrials - 20.0%

Alamo Group, Inc.	67,065	12,333,924

Allegiant Travel Co.*	51,699	6,528,550

CBIZ, Inc.*	138,665	7,388,071

Heartland Express, Inc.	172,982	2,838,635

Helios Technologies, Inc.	59,334	3,921,384

ICF International, Inc.	90,292	11,231,422

ITT, Inc.	86,083	8,023,796

Paycor HCM, Inc.*	348,233	8,242,675

Primoris Services Corp.	356,961	10,876,602

RBC Bearings, Inc.*	59,918	13,030,368

Shoals Technologies Group, Inc., Class A*	159,124	4,067,209

The Shyft Group, Inc.	265,317	5,852,893

SPX Technologies, Inc.*	218,772	18,589,057

Terex Corp.	173,807	10,398,873

UFP Industries, Inc.	125,766	12,205,590

Total Industrials		135,529,049

Information Technology - 12.0%

Allegro MicroSystems, Inc.*	103,967	4,693,070

Appfolio, Inc., Class A*	68,736	11,832,215

The Descartes Systems Group, Inc. (Canada)*	127,339	10,201,127

Endava PLC, Sponsored ADR (United Kingdom)*	66,418	3,439,788

MACOM Technology Solutions Holdings, Inc.*	156,251	10,239,128

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 12.0%
(continued)

Novanta, Inc.*	78,886	$14,522,913

Rapid7, Inc.*	102,716	4,650,981

Silicon Laboratories, Inc.*	57,377	9,050,648

Thoughtworks Holding, Inc.*	784,964	5,926,478

Viavi Solutions, Inc.*	619,351	7,017,247

Total Information Technology		81,573,595

Materials - 5.7%

Avient Corp.	309,822	12,671,720

Balchem Corp.	63,915	8,616,381

Minerals Technologies, Inc.	137,192	7,914,607

Silgan Holdings, Inc.	198,051	9,286,611

Total Materials		38,489,319

Real Estate - 5.2%

Agree Realty Corp., REIT	113,256	7,405,810

National Health Investors, Inc., REIT	96,077	5,036,356

Ryman Hospitality Properties, Inc., REIT	109,325	10,158,479

STAG Industrial, Inc., REIT	347,392	12,464,425

Total Real Estate		35,065,070

Utilities - 2.5%

IDACORP, Inc.	72,526	7,441,168

NorthWestern Corp.	166,778	9,466,319

Total Utilities		16,907,487

Total Common Stocks (Cost $541,684,659)		661,630,469

	Principal Amount	Value

Short-Term Investments - 1.3%

Joint Repurchase Agreements - 0.0%#,2

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $11,816 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $12,047)	$11,811	$11,811

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $8,733,565 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $8,904,674)	8,730,000	8,730,000

Total Short-Term Investments (Cost $8,741,811)		8,741,811

Total Investments - 99.0% (Cost $550,426,470)		670,372,280

Other Assets, less Liabilities - 1.0%		7,008,917

Net Assets - 100.0%		$677,381,197

*	Non-income producing security.
#	Less than 0.05%.
[1]

Some of these securities, amounting to $6,531,919 or 1.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$661,630,469	—	—	$661,630,469

Short-Term Investments

Joint Repurchase Agreements	—	$11,811	—	11,811

Repurchase Agreements	—	8,730,000	—	8,730,000

Total Investments in Securities	$661,630,469	$8,741,811	—	$670,372,280

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Small Cap Value Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	24.6

Industrials	15.5

Consumer Discretionary	11.3

Real Estate	10.0

Energy	9.4

Health Care	9.3

Materials	4.9

Information Technology	4.6

Utilities	3.6

Consumer Staples	2.8

Communication Services	2.4

Short-Term Investments	1.5

Other Assets, less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Group 1 Automotive, Inc.	3.1

Selective Insurance Group, Inc.	2.4

Independence Realty Trust, Inc.	2.3

Boot Barn Holdings, Inc.	2.2

CBIZ, Inc.	2.0

Terex Corp.	2.0

Comfort Systems USA, Inc.	2.0

Federal Agricultural Mortgage Corp., Class C	1.9

Atkore, Inc.	1.8

Integer Holdings Corp.	1.7

Top Ten as a Group	21.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

10

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 98.4%

Communication Services - 2.4%

Gray Television, Inc.	242,031	$1,907,204

IMAX Corp. (Canada)*	146,690	2,492,263

Ziff Davis, Inc.*	23,475	1,644,659

Total Communication Services		6,044,126

Consumer Discretionary - 11.3%

Academy Sports & Outdoors, Inc.[1]	63,615	3,438,391

Boot Barn Holdings, Inc.*	64,752	5,483,847

First Watch Restaurant Group, Inc.*	250,171	4,227,890

Group 1 Automotive, Inc.	30,439	7,856,306

Helen of Troy, Ltd.*	23,575	2,546,571

Leslie’s, Inc.*	199,430	1,872,647

Topgolf Callaway Brands Corp.*	145,254	2,883,292

Total Consumer Discretionary		28,308,944

Consumer Staples - 2.8%

Central Garden & Pet Co.*	108,335	4,200,148

Hostess Brands, Inc.*	105,625	2,674,425

Total Consumer Staples		6,874,573

Energy - 9.4%

California Resources Corp.	41,800	1,893,122

Chord Energy Corp	24,700	3,798,860

Crescent Energy Co., Class A1	177,350	1,847,987

Earthstone Energy, Inc., Class A*	243,003	3,472,513

Magnolia Oil & Gas Corp., Class A	144,385	3,017,646

Matador Resources Co.	61,636	3,224,796

Northern Oil and Gas, Inc.	73,900	2,536,248

ProPetro Holding Corp.*	239,154	1,970,629

Solaris Oilfield Infrastructure, Inc., Class A	205,660	1,713,148

Total Energy		23,474,949

Financials - 24.6%

Ameris Bancorp	85,414	2,922,013

Atlantic Union Bankshares Corp.	124,324	3,226,208

Cathay General Bancorp	80,202	2,581,702

City Holding Co.[1]	35,554	3,199,504

Community Bank System, Inc.	58,030	2,720,446

Enterprise Financial Services Corp.	54,240	2,120,784

Federal Agricultural Mortgage Corp., Class C	32,785	4,712,516

First Financial Bancorp	130,169	2,660,654

First Interstate BancSystem, Inc., Class A	122,235	2,914,082

Glacier Bancorp, Inc.	60,700	1,892,019

International Bancshares Corp.	79,993	3,535,691

OceanFirst Financial Corp.	135,098	2,110,231

	Shares	Value

Pacific Premier Bancorp, Inc.	96,914	$2,004,182

Piper Sandler Cos.	32,642	4,219,305

PJT Partners, Inc., Class A	50,001	3,482,070

Seacoast Banking Corp. of Florida	83,217	1,839,096

Selective Insurance Group, Inc.	62,340	5,981,523

Stifel Financial Corp.	59,215	3,533,359

Walker & Dunlop, Inc.	51,975	4,110,703

WesBanco, Inc.	65,758	1,684,062

Total Financials		61,450,150

Health Care - 9.3%

Arcutis Biotherapeutics, Inc.*	227,137	2,164,616

BioCryst Pharmaceuticals, Inc.*	260,790	1,835,961

Integer Holdings Corp.*	49,284	4,367,055

Ligand Pharmaceuticals, Inc.*	34,480	2,486,008

NeoGenomics, Inc.*,1	226,828	3,645,126

OmniAb, Inc.*,2,3	10,502	0

OmniAb, Inc.*,2,3	10,502	0

Orthofix Medical, Inc.*	156,475	2,825,938

Supernus Pharmaceuticals, Inc.*	110,146	3,310,989

Ultragenyx Pharmaceutical, Inc.*	56,259	2,595,228

Total Health Care		23,230,921

Industrials - 15.5%

Atkore, Inc.*	29,001	4,522,416

CBIZ, Inc.*	95,064	5,065,010

Columbus McKinnon Corp.	97,747	3,973,415

Comfort Systems USA, Inc.	29,698	4,876,412

Herc Holdings, Inc.	20,450	2,798,582

Hillenbrand, Inc.	64,341	3,299,406

ICF International, Inc.	14,863	1,848,809

Primoris Services Corp.	117,740	3,587,538

Terex Corp.	81,515	4,877,042

UFP Industries, Inc.	39,652	3,848,227

Total Industrials		38,696,857

Information Technology - 4.6%

American Software, Inc., Class A	204,633	2,150,693

Power Integrations, Inc.	44,330	4,196,721

Silicon Laboratories, Inc.*	17,372	2,740,259

Viavi Solutions, Inc.*	211,035	2,391,027

Total Information Technology		11,478,700

Materials - 4.9%

Minerals Technologies, Inc.	41,311	2,383,232

Orion, S.A.	199,466	4,232,668

Schnitzer Steel Industries, Inc., Class A	64,610	1,937,654

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 4.9% (continued)

Worthington Industries, Inc.	51,928	$3,607,438

Total Materials		12,160,992

Real Estate - 10.0%

Agree Realty Corp., REIT	47,280	3,091,639

Four Corners Property Trust, Inc., REIT	144,598	3,672,789

Getty Realty Corp., REIT	119,342	4,036,147

Independence Realty Trust, Inc., REIT	309,477	5,638,671

LXP Industrial Trust, REIT	165,404	1,612,689

STAG Industrial, Inc., REIT[1]	90,640	3,252,163

Summit Hotel Properties, Inc., REIT	213,390	1,389,169

Xenia Hotels & Resorts, Inc., REIT	181,036	2,228,553

Total Real Estate		24,921,820

Utilities - 3.6%

IDACORP, Inc.	35,816	3,674,722

NorthWestern Corp.	50,728	2,879,321

Southwest Gas Holdings, Inc.	38,989	2,481,650

Total Utilities		9,035,693

Total Common Stocks (Cost $220,206,952)		245,677,725

	Principal Amount	Value

Short-Term Investments - 1.5%

Joint Repurchase Agreements - 0.1%[4]

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $297,924 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $303,754)	$297,798	$297,798

Repurchase Agreements - 1.4%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $3,606,472 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $3,677,147)	3,605,000	3,605,000
Total Short-Term Investments (Cost $3,902,798)		3,902,798
Total Investments - 99.9% (Cost $224,109,750)		249,580,523
Other Assets, less Liabilities - 0.1%		129,428
Net Assets - 100.0%		$249,709,951

*	Non-income producing security.

[1]

Some of these securities, amounting to $5,812,857 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.

[3]

These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of the earn-out shares was $0 on the date of the spin-off. At June 30, 2023, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT      Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Financials	$61,450,150	—	—	$61,450,150

Industrials	38,696,857	—	—	38,696,857

Consumer Discretionary	28,308,944	—	—	28,308,944

Real Estate	24,921,820	—	—	24,921,820

Energy	23,474,949	—	—	23,474,949

Health Care	23,230,921	—	$0	23,230,921

Materials	12,160,992	—	—	12,160,992

Information Technology	11,478,700	—	—	11,478,700

Utilities	9,035,693	—	—	9,035,693

Consumer Staples	6,874,573	—	—	6,874,573

Communication Services	6,044,126	—	—	6,044,126

Short-Term Investments

Joint Repurchase Agreements	—	$297,798	—	297,798

Repurchase Agreements	—	3,605,000	—	3,605,000

Total Investments in Securities	$245,677,725	$3,902,798	$0	$249,580,523

The Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended June 30, 2023, the change in unrealized depreciation was $0.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K Small/Mid Cap Core Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	23.3

Health Care	14.1

Consumer Discretionary	14.0

Information Technology	13.9

Financials	10.2

Materials	6.2

Real Estate	6.0

Consumer Staples	4.8

Energy	3.9

Utilities	2.0

Short-Term Investments	2.6

Other Assets, less Liabilities	(1.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Manhattan Associates, Inc.	2.2

Kinsale Capital Group, Inc.	1.9

Eagle Materials, Inc.	1.9

Voya Financial, Inc.	1.9

BJ’s Wholesale Club Holdings, Inc.	1.8

Texas Roadhouse, Inc.	1.8

Comfort Systems USA, Inc.	1.8

HubSpot, Inc.	1.8

Nordson Corp.	1.8

Lincoln Electric Holdings, Inc.	1.7

Top Ten as a Group	18.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 98.4%

Consumer Discretionary - 14.0%

Bright Horizons Family Solutions, Inc.*	86,412	$7,988,790

Burlington Stores, Inc.*	41,439	6,522,084

Carter’s, Inc.[1]	50,922	3,696,937

Cavco Industries, Inc.*	37,020	10,920,900

Dorman Products, Inc.*	80,894	6,376,874

Five Below, Inc.*	46,836	9,205,148

Gentherm, Inc.*	91,824	5,188,974

Grand Canyon Education, Inc.*	44,005	4,541,756

Krispy Kreme, Inc.[1]	204,040	3,005,509

Lithia Motors, Inc.	36,448	11,084,201

Polaris, Inc.	72,076	8,716,151

Texas Roadhouse, Inc.	108,901	12,227,404

Vail Resorts, Inc.	25,133	6,327,484

Total Consumer Discretionary		95,802,212

Consumer Staples - 4.8%

BJ’s Wholesale Club Holdings, Inc.*	199,726	12,584,735

Lancaster Colony Corp.	47,581	9,568,063

Performance Food Group Co.*	174,302	10,499,953

Total Consumer Staples		32,652,751

Energy - 3.9%

ChampionX Corp.	138,341	4,294,105

Magnolia Oil & Gas Corp., Class A	282,576	5,905,838

Matador Resources Co.	118,506	6,200,234

Ovintiv, Inc.[1]	123,055	4,684,704

ProPetro Holding Corp.*	295,193	2,432,390

SM Energy Co.	98,836	3,126,183

Total Energy		26,643,454

Financials - 10.2%

Atlantic Union Bankshares Corp.	202,181	5,246,597

Glacier Bancorp, Inc.	137,840	4,296,473

Kinsale Capital Group, Inc.	35,052	13,116,458

MarketAxess Holdings, Inc.	19,840	5,186,573

Pinnacle Financial Partners, Inc.	135,521	7,677,264

Piper Sandler Cos.	64,326	8,314,779

Stifel Financial Corp.	102,900	6,140,043

Voya Financial, Inc.	179,337	12,860,256

Wintrust Financial Corp.	91,195	6,622,581

Total Financials		69,461,024

Health Care - 14.1%

Acadia Healthcare Co., Inc.*	100,347	7,991,635

Azenta, Inc.*	143,451	6,696,293

	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	23,241	$8,811,128

Catalent, Inc.*	92,807	4,024,111

Globus Medical, Inc., Class A*	126,206	7,514,305

Halozyme Therapeutics, Inc.*	174,145	6,281,410

Hologic, Inc.*	105,878	8,572,942

Integer Holdings Corp.*	101,237	8,970,611

Intra-Cellular Therapies, Inc.*	145,015	9,182,350

Jazz Pharmaceuticals PLC*	66,077	8,191,566

Molina Healthcare, Inc.*	22,602	6,808,626

Neurocrine Biosciences, Inc.*	84,184	7,938,551

Vericel Corp.*	135,972	5,108,468

Total Health Care		96,091,996

Industrials - 23.3%

Atkore, Inc.*	64,804	10,105,536

Booz Allen Hamilton Holding Corp.	101,178	11,291,465

Columbus McKinnon Corp.	157,593	6,406,155

Comfort Systems USA, Inc.	74,258	12,193,164

Exponent, Inc.	83,166	7,761,051

Federal Signal Corp.	161,226	10,323,301

Gates Industrial Corp. PLC*	404,858	5,457,486

Gibraltar Industries, Inc.*	132,865	8,359,866

Hexcel Corp.	121,660	9,248,593

IDEX Corp.	29,100	6,264,066

Ingersoll Rand, Inc.	52,482	3,430,223

ITT, Inc.	79,767	7,435,082

Lincoln Electric Holdings, Inc.	58,242	11,568,608

Nordson Corp.	48,383	12,007,693

Paylocity Holding Corp.*	56,986	10,515,627

RBC Bearings, Inc.*	50,842	11,056,610

Schneider National, Inc., Class B	232,127	6,666,687

The Toro Co.	85,252	8,665,866

Total Industrials		158,757,079

Information Technology - 13.9%

Cognex Corp.	196,334	10,998,631

CyberArk Software, Ltd. (Israel)*	55,658	8,701,015

Entegris, Inc.	102,989	11,413,241

Globant SA (Uruguay)*	52,864	9,500,718

HubSpot, Inc.*	22,692	12,074,186

MACOM Technology Solutions Holdings, Inc.*	83,340	5,461,270

Manhattan Associates, Inc.*	75,335	15,057,960

Rapid7, Inc.*	100,216	4,537,781

Silicon Laboratories, Inc.*	55,332	8,728,070

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 13.9% (continued)

Zebra Technologies Corp., Class A*	27,998	$8,282,648

Total Information Technology		94,755,520

Materials - 6.2%

AptarGroup, Inc.	40,748	4,721,063

Eagle Materials, Inc.	69,943	13,038,774

Element Solutions, Inc.	455,143	8,738,746

Quaker Chemical Corp.[1]	38,909	7,583,364

RPM International, Inc.	90,841	8,151,163

Total Materials		42,233,110

Real Estate - 6.0%

Agree Realty Corp., REIT	108,866	7,118,748

Easterly Government Properties, Inc., REIT [1]	345,212	5,005,574

EastGroup Properties, Inc., REIT	43,503	7,552,121

National Storage Affiliates Trust, REIT	127,104	4,427,032

Physicians Realty Trust, REIT	369,302	5,166,535

Summit Hotel Properties, Inc., REIT	520,228	3,386,684

Sun Communities, Inc., REIT	65,724	8,574,353

Total Real Estate		41,231,047

Utilities - 2.0%

IDACORP, Inc.	77,578	7,959,503

Portland General Electric Co.	130,524	6,112,439

Total Utilities		14,071,942

Total Common Stocks

(Cost $600,431,562)		671,700,135

	Principal Amount

Short-Term Investments - 2.6%

Joint Repurchase Agreements - 0.5%[2]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value

Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $1,000,423 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 - 08/20/67, totaling $1,020,000)	$1,000,000	$1,000,000

Daiwa Capital Markets America, dated 06/30/23, due 07/03/23, 5.070% total to be received $93,354 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/27/23 - 07/01/53, totaling $95,181)	93,315	93,315

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,093,315

Repurchase Agreements - 2.1%

Fixed Income Clearing Corp., dated 06/30/23 due 07/03/23, 4.900% total to be received $14,420,886 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $14,703,341)	14,415,000	14,415,000

Total Short-Term Investments
(Cost $17,508,315)		17,508,315

Total Investments - 101.0%
(Cost $617,939,877)		689,208,450

Other Assets, less Liabilities - (1.0)%		(6,963,457)

Net Assets - 100.0%		$682,244,993

*	Non-income producing security.
[1]

Some of these securities, amounting to $10,551,544 or 1.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$671,700,135	—	—	$671,700,135
Short-Term Investments
Joint Repurchase Agreements	—	$3,093,315	—	3,093,315
Repurchase Agreements	—	14,415,000	—	14,415,000

Total Investments in Securities	$671,700,135	$17,508,315	—	$689,208,450

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Global Allocation Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	14.5

Consumer Discretionary	14.2

U.S. Government and Agency Obligations	14.1

Financials	13.6

Information Technology	10.5

Foreign Government Obligations	9.3

Health Care	8.4

Communication Services	3.8

Energy	3.7

Utilities	1.8

Real Estate	1.5

Municipal Bonds	1.0

Short-Term Investments	4.8

Other Assets, less Liabilities	(1.2)

Rating	% of Market Value[1]

U.S. Government and Agency Obligations	38.2

Aaa/AAA	15.0

Aa/AA	15.6

A	5.2

Baa/BBB	15.6

Ba/BB	10.4

1 Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Infineon Technologies AG (Germany)	2.7

Alphabet, Inc., Class A (United States)	2.4

Microsoft Corp. (United States)	2.4

STERIS PLC (United States)	2.3

Hess Corp. (United States)	2.2

UnitedHealth Group, Inc. (United States)	2.2

Amazon.com, Inc. (United States)	2.1

Mastercard, Inc., Class A (United States)	2.1

HDFC Bank, Ltd., ADR (India)	2.0

Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2.0

Top Ten as a Group	22.4

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 59.5%

Communication Services - 3.8%

Alphabet, Inc., Class A (United States)*	7,670	$918,099

Tencent Holdings, Ltd. (China)	11,900	504,574

Total Communication Services		1,422,673

Consumer Discretionary - 14.2%

Alibaba Group Holding, Ltd. (China)*	38,400	399,738

Amazon.com, Inc. (United States)*	6,258	815,793

H World Group Ltd., ADR (China)*	16,985	658,678

LVMH Moet Hennessy Louis Vuitton SE (France)	667	628,922

MakeMyTrip, Ltd. (India)*	24,401	658,339

Moncler SpA (Italy)	8,596	594,738

Sands China, Ltd. (Macau)*	106,800	365,759

Trip.com Group, Ltd. (China)*	19,600	684,225

Yum China Holdings, Inc. (China)	10,700	606,207

Total Consumer Discretionary		5,412,399

Energy - 3.7%

Canadian Natural Resources, Ltd. (Canada)[1]	10,496	590,105

Hess Corp. (United States)	6,120	832,014

Total Energy		1,422,119

Financials - 10.0%

Adyen, N.V. (Netherlands)*,1,2	421	729,032

AIA Group, Ltd. (Hong Kong)	61,500	624,625

The Charles Schwab Corp. (United States)	11,403	646,322

HDFC Bank, Ltd., ADR (India)	10,894	759,312

Mastercard, Inc., Class A (United States)	2,003	787,780

S&P Global, Inc. (United States)	650	260,578

Total Financials		3,807,649

Health Care - 8.4%

Avantor, Inc. (United States)*	26,050	535,067

IDEXX Laboratories, Inc. (United States)*	1,088	546,426

STERIS PLC (United States)	3,857	867,748

UnitedHealth Group, Inc. (United States)	1,700	817,088

Ypsomed Holding AG (Switzerland)	1,350	407,491

Total Health Care		3,173,820

Industrials - 6.1%

Casella Waste Systems, Inc., Class A (United States)*	7,132	645,089

MISUMI Group, Inc. (Japan)	26,350	530,507

TransDigm Group, Inc. (United States)	777	694,770

Union Pacific Corp. (United States)	2,200	450,164

Total Industrials		2,320,530

	Shares	Value

Information Technology - 10.5%

Black Knight, Inc. (United States)*	10,618	$634,213

Halma PLC (United Kingdom)	22,206	642,761

Infineon Technologies AG (Germany)	25,007	1,029,845

Microsoft Corp. (United States)	2,686	914,690

Taiwan Semiconductor Manufacturing Co., Ltd.,

Sponsored ADR (Taiwan)	7,471	753,973

Total Information Technology		3,975,482

Real Estate - 1.5%

American Tower Corp., REIT (United States)	2,925	567,275

Utilities - 1.3%

NextEra Energy, Inc. (United States)	6,809	505,228

Total Common Stocks
(Cost $16,412,041)		22,607,175

	Principal Amount

Corporate Bonds and Notes - 12.5%

Financials - 3.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$280,000	263,119

American Tower Corp. (United States) 1.450%, 09/15/26	25,000	21,993
2.750%, 01/15/27	135,000	122,819

Bank of America Corp. (United States) MTN (4.330% to 03/15/49 then 3 month SOFR + 1.782%) 4.330%, 03/15/50[3,4]	57,000	49,018

Citigroup, Inc. (United States) (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%) 3.875%, 02/18/26[1,3,4,5]	124,000	103,850

The Goldman Sachs Group, Inc. (United States) (3.615% to 03/15/27 then SOFR + 1.846%) 3.615%, 03/15/28[3,4]	120,000	112,593

JPMorgan Chase & Co. (United States) (2.739% to 10/15/29 then 3 month SOFR + 1.510%) 2.739%, 10/15/30[3,4]	160,000	137,828

Landwirtschaftliche Rentenbank, EMTN (Germany) 1.750%, 01/14/27	175,000	158,928

MetLife, Inc. (United States) Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%) 3.850%, 09/15/25[1,3,4,5]	128,000	118,269

SBA Communications Corp. (United States) 3.875%, 02/15/27	77,000	70,933

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 3.6% (continued)

Sprint Capital Corp. (United States) 6.875%, 11/15/28	$80,000	$84,799

Wells Fargo & Co., MTN (United States) (4.897% to 07/25/32 then SOFR + 2.100%) 4.897%, 07/25/33[3,4]	130,000	124,698

Total Financials		1,368,847

Industrials - 8.4%

AECOM (United States) 5.125%, 03/15/27	56,000	54,184

Anheuser-Busch InBev Worldwide, Inc. (United States) 4.375%, 04/15/38	76,000	70,367

AT&T, Inc. (United States) 4.300%, 12/15/42	105,000	89,142

Ball Corp. (United States) 4.875%, 03/15/26	91,000	88,517

The Boeing Co. (United States) 5.805%, 05/01/50	132,000	131,518

Centene Corp. (United States) 2.500%, 03/01/31[1]	64,000	51,038
3.375%, 02/15/30[1]	34,000	29,221

Cisco Systems, Inc. (United States) 5.500%, 01/15/40	68,000	72,307

Cogent Communications Group, Inc. (United States) 3.500%, 05/01/26[2]	58,000	53,795

Crown Americas LLC/Crown Americas Capital Corp. V (United States) 4.250%, 09/30/26	79,000	74,812

Dell, Inc. (United States) 7.100%, 04/15/28[1]	65,000	69,913

Delta Air Lines, Inc. (United States) 7.375%, 01/15/26[1]	75,000	78,186

Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	130,000	128,050

HB Fuller Co. (United States) 4.250%, 10/15/28	89,000	79,214

HCA, Inc. (United States) 3.500%, 09/01/30	76,000	66,618

KB Home (United States) 4.000%, 06/15/31	68,000	58,628

Kraft Heinz Foods Co. (United States) 4.375%, 06/01/46	77,000	65,439

Lamar Media Corp. (United States) 3.750%, 02/15/28[1]	89,000	81,011

MEG Energy Corp. (Canada) 5.875%, 02/01/29[2]	77,000	72,412

Microsoft Corp. (United States) 2.525%, 06/01/50	118,000	81,626

	Principal Amount	Value

Murphy Oil Corp. (United States) 6.375%, 07/15/28[1]	$100,000	$98,562

Murphy Oil USA, Inc. (United States) 4.750%, 09/15/29	30,000	27,542
5.625%, 05/01/27	42,000	40,863

Nestle Holdings, Inc. (United States) 1.000%, 09/15/27[2]	275,000	235,967

Newell Brands, Inc. (United States) 4.700%, 04/01/26[6]	79,000	74,209

NuStar Logistics LP (United States) 5.625%, 04/28/27	35,000	33,631
5.750%, 10/01/25	70,000	68,247

Oracle Corp. (United States) 2.800%, 04/01/27	144,000	132,355

Pernod Ricard International Finance LLC (United States) 1.250%, 04/01/28[2]	250,000	211,713

Silgan Holdings, Inc. (United States) 4.125%, 02/01/28	99,000	90,837

SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	200,000	154,282

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30[1]	122,000	98,704

Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	104,000	93,189

Travel + Leisure Co. (United States) 6.000%, 04/01/27[6]	30,000	29,121

United Rentals North America, Inc. (United States) 3.875%, 02/15/31[1]	86,000	74,459

Verizon Communications, Inc. (United States) 3.875%, 02/08/29	62,000	58,149

Walmart, Inc. (United States) 4.050%, 06/29/48	87,000	80,205

Western Digital Corp. (United States) 4.750%, 02/15/26	41,000	39,053

Yum! Brands, Inc. (United States) 3.625%, 03/15/31[1]	78,000	67,386

Total Industrials		3,204,472

Utilities - 0.5%

Dominion Energy, Inc. (United States) Series B (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%) 4.650%, 12/15/24[3,4,5]	106,000	95,305

Northern States Power Co. (United States) 2.900%, 03/01/50	101,000	69,571

Total Utilities		164,876

Total Corporate Bonds and Notes
(Cost $5,273,406)		4,738,195

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Municipal Bonds - 1.0%

California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	$70,000	$88,186

JobsOhio Beverage System, Series B, 3.985%, 01/01/29	20,000	19,572
4.532%, 01/01/35	110,000	108,006

Los Angeles Unified School District, School Improvements, Build America Bonds, 5.750%, 07/01/34	85,000	90,150

New Jersey Transportation Trust Fund Authority, Build America Bonds, 5.754%, 12/15/28	90,000	90,835

Total Municipal Bonds
(Cost $466,486)		396,749

U.S. Government and Agency Obligations - 14.1%

Fannie Mae - 5.1%

FNMA, 3.000%, 10/01/37 to 08/01/38	224,671	207,238
3.500%, 05/01/52	462,191	429,057
4.000%, 11/01/44 to 09/01/49	610,425	584,000
4.500%, 09/01/46 to 07/01/52	385,846	377,566
5.000%, 07/01/47 to 08/01/49	346,311	346,058
5.500%, 02/01/37	4,671	4,722

Total Fannie Mae	2,034,115	1,948,641

Freddie Mac - 0.6%

FHLMC, 4.000%, 10/01/52	38,622	36,267
4.500%, 07/01/44	128,515	126,182

FHLMC Gold Pool, 3.000%, 02/01/38	69,806	64,354

Total Freddie Mac	236,943	226,803

U.S. Treasury Obligations- 8.4%

U.S. Treasury Bonds, 2.250%, 05/15/41 to 02/15/52	1,056,000	772,720
3.000%, 11/15/44 to 02/15/49	316,000	267,309
4.375%, 02/15/38	487,000	518,274
4.500%, 08/15/39	462,000	496,614

U.S. Treasury Notes, 1.500%, 02/15/30	338,000	289,492
2.250%, 02/15/27	112,000	104,147
2.875%, 05/15/32	555,000	514,589
3.500%, 02/15/33	229,000	223,060

Total U.S. Treasury Obligations	3,555,000	3,186,205

Total U.S. Government and Agency Obligations
(Cost $5,676,947)		5,361,649

Foreign Government Obligations - 9.3%

African Development Bank (Côte d’Ivoire) Series GDIF 0.875%, 03/23/26	105,000	94,834

	Principal Amount	Value

Agence Francaise de Developpement (France) 0.625%, 01/22/26	$200,000	$179,674

Asian Development Bank (Philippines) 1.750%, 09/19/29	160,000	138,958

BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	200,000	179,278

European Investment Bank (Luxembourg) 0.625%, 10/21/27[1]	107,000	91,707
4.875%, 02/15/36	210,000	225,233

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	200,000	160,412

Inter-American Development Bank (United States) 4.375%, 01/24/44	330,000	330,008

International Bank for Reconstruction & Development (United States) Series GDIF 3.125%, 11/20/25	230,000	221,654

International Finance Corp. (United States) 2.125%, 04/07/26	145,000	135,481

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	300,000	276,058

Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	161,255

Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	178,220

The Korea Development Bank (South Korea) 0.500%, 10/27/23[1]	299,000	293,959
1.375%, 04/25/27	200,000	175,986

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	267,395

Philippine Government International Bond (Philippines) 1.648%, 06/10/31	200,000	157,172

Province of Ontario Canada (Canada) 1.050%, 05/21/27	176,000	153,847

Province of Quebec Canada (Canada) 1.350%, 05/28/30	143,000	117,739

Total Foreign Government Obligations
(Cost $4,030,479)		3,538,870

Short-Term Investments - 4.8%

Joint Repurchase Agreements - 4.0%[7]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $540,989 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $551,576)	540,761	540,761

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Joint Repurchase Agreements - 4.0%[7] (continued)

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,540,761

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $297,121 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $302,973)	297,000	297,000

Total Short-Term Investments (Cost $1,837,761)		1,837,761

Value

Total Investments - 101.2% (Cost $33,697,120)	$38,480,399

Other Assets, less Liabilities - (1.2)%	(468,208)

Net Assets - 100.0%	$38,012,191

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,895,807 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $2,251,169 or 5.9% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GDIF	Global Debt Issuance Facility
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Consumer Discretionary	$2,132,810	$3,279,589	—	$5,412,399

Information Technology	2,302,876	1,672,606	—	3,975,482

Financials	2,453,992	1,353,657	—	3,807,649

Health Care	2,766,329	407,491	—	3,173,820

Industrials	1,790,023	530,507	—	2,320,530

Communication Services	918,099	504,574	—	1,422,673

Energy	1,422,119	—	—	1,422,119

Real Estate	567,275	—	—	567,275

Utilities	505,228	—	—	505,228

Corporate Bonds and Notes†	—	4,738,195	—	4,738,195

Municipal Bonds†	—	396,749	—	396,749

U.S. Government and Agency Obligations†	—	5,361,649	—	5,361,649

Foreign Government Obligations†	—	3,538,870	—	3,538,870

Short-Term Investments

Joint Repurchase Agreements	—	1,540,761	—	1,540,761

Repurchase Agreements	—	297,000	—	297,000

Total Investments in Securities	$14,858,751	$23,621,648	—	$38,480,399

†

All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

23

AMG GW&K Global Allocation Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Belgium	0.4

Canada	2.6

China	7.8

Côte d’Ivoire	0.3

Finland	0.4

France	2.2

Germany	3.2

Hong Kong	1.7

India	3.9

Ireland	0.7

Italy	1.6

Japan	2.2

Luxembourg	0.9

Macau	1.0

Netherlands	3.8

Norway	0.5

Philippines	0.8

South Korea	1.7

Switzerland	1.1

Taiwan	2.1

United Kingdom	2.0

United States	59.1

100.0

The accompanying notes are an integral part of these financial statements.

24

Statement of Assets and Liabilities (unaudited) June 30, 2023

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund	AMG GW&K Global Allocation Fund
Assets:

Investments at value[1] (including securities on loan valued at $6,531,919, $5,812,857, $10,551,544, and $1,895,807, respectively)	$670,372,280	$249,580,523	$689,208,450	$38,480,399

Cash	148,351	676,706	629	—

Foreign currency[2]	—	—	—	1,553

Receivable for investments sold	6,868,808	3,513,960	2,925,496	960,934

Dividend and interest receivables	528,758	322,938	393,445	154,741

Securities lending income receivable	2,065	1,090	1,174	621

Receivable for Fund shares sold	190,512	96,083	253,410	504

Receivable from affiliate	—	7,262	768	10,533

Prepaid expenses and other assets	34,083	25,415	39,286	17,456

Total assets	678,144,857	254,223,977	692,822,658	39,626,741

Liabilities:

Payable upon return of securities loaned	11,811	297,798	3,093,315	1,540,761

Payable for investments purchased	—	3,778,438	3,781,929	—

Payable for Fund shares repurchased	204,879	179,981	3,219,989	4,063

Due to custodian	—	—	—	3,185

Accrued expenses:

Investment advisory and management fees	387,387	142,686	338,734	19,001

Administrative fees	82,927	30,576	81,952	4,750

Distribution fees	1,657	—	10,560	4,786

Shareholder service fees	18,549	36,069	10,827	942

Other	56,450	48,478	40,359	37,062

Total liabilities	763,660	4,514,026	10,577,665	1,614,550

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$677,381,197	$249,709,951	$682,244,993	$38,012,191

[1] Investments at cost	$550,426,470	$224,109,750	$617,939,877	$33,697,120

[2] Foreign currency at cost	—	—	—	$1,441

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund	AMG GW&K Global Allocation Fund

Net Assets Represent:

Paid-in capital	$542,853,587	$211,646,959	$627,730,846	$31,072,754

Total distributable earnings	134,527,610	38,062,992	54,514,147	6,939,437

Net Assets	$677,381,197	$249,709,951	$682,244,993	$38,012,191

Class N:

Net Assets	$8,326,799	$159,604,969	$52,796,106	$23,028,740

Shares outstanding	293,943	5,902,308	3,311,576	1,557,990

Net asset value, offering and redemption price per share	$28.33	$27.04	$15.94	$14.78

Class I:

Net Assets	$426,065,433	$84,450,044	$270,495,485	$13,545,945

Shares outstanding	14,584,863	3,124,032	16,890,623	902,206

Net asset value, offering and redemption price per share	$29.21	$27.03	$16.01	$15.01

Class Z:

Net Assets	$242,988,965	$5,654,938	$358,953,402	$1,437,506

Shares outstanding	8,309,600	209,981	22,371,815	95,786

Net asset value, offering and redemption price per share	$29.24	$26.93	$16.04	$15.01

The accompanying notes are an integral part of these financial statements.

26

Statement of Operations (unaudited) For the six months ended June 30, 2023

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund	AMG GW&K Global Allocation Fund
Investment Income:

Dividend income	$3,720,808	$2,130,546	$3,272,990	$158,434

Interest income	455,017	98,717	345,436	268,317

Securities lending income	14,688	11,346	15,979	3,174

Foreign withholding tax	—	(1,262)	—	(14,076)

Total investment income	4,190,513	2,239,347	3,634,405	415,849

Expenses:

Investment advisory and management fees	2,405,092	890,602	1,953,054	119,223

Administrative fees	515,377	190,843	472,513	29,806

Distribution fees - Class N	10,404	—	64,862	29,301

Shareholder servicing fees - Class N	6,243	203,648	—	—

Shareholder servicing fees - Class I	110,265	21,139	64,850	6,144

Professional fees	34,709	25,547	34,311	21,925

Custodian fees	33,794	21,126	30,661	18,225

Registration fees	27,421	21,849	33,580	21,155

Trustee fees and expenses	25,235	9,464	22,322	1,476

Reports to shareholders	16,588	10,562	15,612	7,115

Transfer agent fees	12,343	12,555	14,392	2,925

Miscellaneous	14,286	6,524	11,950	2,814

Repayment of prior reimbursements	9,476	—	1,036	—

Total expenses before offsets	3,221,233	1,413,859	2,719,143	260,109

Expense reimbursements	(1,949)	(44,012)	(6,359)	(63,712)

Expense reductions	(15,517)	(7,479)	(4,679)	—

Net expenses	3,203,767	1,362,368	2,708,105	196,397

Net investment income	986,746	876,979	926,300	219,452

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	13,806,101	10,554,390	(12,311,544)	1,580,508

Net realized gain on foreign currency transactions	—	—	—	316

Net change in unrealized appreciation/depreciation on investments	5,442,453	1,301,532	45,859,748	602,100

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	—	270

Net realized and unrealized gain	19,248,554	11,855,922	33,548,204	2,183,194

Net increase in net assets resulting from operations	$20,235,300	$12,732,901	$34,474,504	$2,402,646

The accompanying notes are an integral part of these financial statements.

27

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$986,746	$980,632	$876,979	$1,649,617

Net realized gain on investments	13,806,101	8,194,929	10,554,390	2,350,459

Net change in unrealized appreciation/depreciation on investments	5,442,453	(135,195,014)	1,301,532	(58,011,614)

Net increase (decrease) in net assets resulting from operations	20,235,300	(126,019,453)	12,732,901	(54,011,538)

Distributions to Shareholders:

Class N	—	(64,594)	—	(2,695,354)

Class I	—	(3,756,002)	—	(1,530,323)

Class Z	—	(2,006,227)	—	(164,728)

Total distributions to shareholders	—	(5,826,823)	—	(4,390,405)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	(3,394,218)	34,931,383	(14,934,256)	(61,819,336)

Total increase (decrease) in net assets	16,841,082	(96,914,893)	(2,201,355)	(120,221,279)

Net Assets:

Beginning of period	660,540,115	757,455,008	251,911,306	372,132,585

End of period	$677,381,197	$660,540,115	$249,709,951	$251,911,306

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG GW&K Small/Mid Cap Core Fund		AMG GW&K Global Allocation Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$926,300	$1,413,863	$219,452	$348,609

Net realized gain (loss) on investments	(12,311,544)	11,157,155	1,580,824	2,887,870

Net change in unrealized appreciation/depreciation on investments	45,859,748	(126,909,129)	602,370	(28,082,042)

Net increase (decrease) in net assets resulting from operations	34,474,504	(114,338,111)	2,402,646	(24,845,563)

Distributions to Shareholders:

Class N	—	(2,004,795)	—	(2,644,479)

Class I	—	(10,257,877)	—	(1,798,913)

Class Z	—	(10,783,979)	—	(201,039)

Total distributions to shareholders	—	(23,046,651)	—	(4,644,431)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	83,616,369	138,227,537	(5,439,599)	(56,032,680)

Total increase (decrease) in net assets	118,090,873	842,775	(3,036,953)	(85,522,674)

Net Assets:

Beginning of period	564,154,120	563,311,345	41,049,144	126,571,818

End of period	$682,244,993	$564,154,120	$38,012,191	$41,049,144

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$27.43	$33.13	$29.97	$26.09	$21.03	$28.04

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.06)	(0.15)	(0.03)	(0.04)	(0.04)

Net realized and unrealized gain (loss) on investments	0.91	(5.43)	6.34	4.64	6.47	(3.95)

Total income (loss) from investment operations	0.90	(5.49)	6.19	4.61	6.43	(3.99)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.21)	(3.03)	(0.73)	(1.37)	(3.02)

Net Asset Value, End of Period	$28.33	$27.43	$ 33.13	$29.97	$26.09	$21.03

Total Return[2,3]	3.28%[4]	(16.58)%	21.01%	17.73%	30.66%	(14.08)%

Ratio of net expenses to average net assets[5]	1.30%[6,7]	1.29%[7]	1.30%[7]	1.29%	1.29%	1.28%

Ratio of gross expenses to average net assets[8]	1.30%[6,7]	1.30%[7]	1.30%[7]	1.30%	1.31%	1.28%

Ratio of net investment loss to average net assets[2]	(0.08)%[6]	(0.22)%	(0.45)%	(0.14)%	(0.15)%	(0.13)%

Portfolio turnover	11%[4]	25%	33%	37%	20%	25%

Net assets end of period (000’s) omitted	$8,327	$8,533	$11,278	$8,667	$10,239	$12,655

30

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$28.24	$34.02	$30.61	$26.57	$21.37	$28.42

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.04	0.04	(0.03)	0.05	0.05	0.06

Net realized and unrealized gain (loss) on investments	0.93	(5.57)	6.47	4.76	6.58	(4.03)

Total income (loss) from investment operations	0.97	(5.53)	6.44	4.81	6.63	(3.97)

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	—	(0.04)	(0.06)	(0.06)

Net realized gain on investments	—	(0.21)	(3.03)	(0.73)	(1.37)	(3.02)

Total distributions to shareholders	—	(0.25)	(3.03)	(0.77)	(1.43)	(3.08)

Net Asset Value, End of Period	$29.21	$28.24	$34.02	$30.61	$26.57	$21.37

Total Return[2,3]	3.44%[4]	(16.27)%	21.38%	18.16%	31.13%	(13.83)%

Ratio of net expenses to average net assets[5]	0.95%[6,7]	0.94%[7]	0.95%[7]	0.94%	0.94%	0.95%

Ratio of gross expenses to average net assets[8]	0.95%[6,7]	0.95%[7]	0.95%[7]	0.95%	0.96%	0.95%

Ratio of net investment income (loss) to average net assets[2]	0.27%[6]	0.13%	(0.10)%	0.21%	0.20%	0.20%

Portfolio turnover	11%[4]	25%	33%	37%	20%	25%

Net assets end of period (000’s) omitted	$426,065	$433,066	$546,326	$470,373	$331,703	$311,252

31

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$28.26	$34.05	$30.61	$26.57	$21.37	$28.42

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.05	0.05	(0.02)	0.07	0.06	0.07

Net realized and unrealized gain (loss) on investments	0.93	(5.58)	6.49	4.75	6.59	(4.03)

Total income (loss) from investment operations	0.98	(5.53)	6.47	4.82	6.65	(3.96)

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	—	(0.05)	(0.08)	(0.07)

Net realized gain on investments	—	(0.21)	(3.03)	(0.73)	(1.37)	(3.02)

Total distributions to shareholders	—	(0.26)	(3.03)	(0.78)	(1.45)	(3.09)

Net Asset Value, End of Period	$29.24	$28.26	$34.05	$30.61	$26.57	$21.37

Total Return[2,3]	3.47%[4]	(16.25)%	21.48%	18.21%	31.13%	(13.73)%

Ratio of net expenses to average net assets[5]	0.90%[6,7]	0.89%[7]	0.90%[7]	0.89%	0.89%	0.90%

Ratio of gross expenses to average net assets[8]	0.90%[6,7]	0.90%[7]	0.90%[7]	0.90%	0.91%	0.90%

Ratio of net investment income (loss) to average net assets[2]	0.32%[6]	0.18%	(0.05)%	0.26%	0.25%	0.25%

Portfolio turnover	11%[4]	25%	33%	37%	20%	25%

Net assets end of period (000’s) omitted	$242,989	$218,941	$199,851	$125,848	$110,020	$85,009

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, 0.01% for the fiscal year ended December 31, 2022, less than 0.01% for the fiscal year ended December 31, 2021, 0.01% for the fiscal years ended December 31, 2020 and 2019 and less than 0.01% for the fiscal year ended December 31, 2018.

[6]	Annualized.

[7]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01% for the six months ended June 30, 2023 and fiscal year ended December 31, 2022, and 0.01% for the fiscal year ended December 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

32

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$25.73	$30.90	$26.71	$37.16	$30.93	$43.98

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.08	0.13	0.09	0.08	0.07	(0.01)

Net realized and unrealized gain (loss) on investments	1.23	(4.87)	8.41	1.00	8.79	(8.40)

Total income (loss) from investment operations	1.31	(4.74)	8.50	1.08	8.86	(8.41)

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.08)	(0.08)	(0.09)	—

Net realized gain on investments	—	(0.28)	(4.23)	(11.45)	(2.54)	(4.64)

Total distributions to shareholders	—	(0.43)	(4.31)	(11.53)	(2.63)	(4.64)

Net Asset Value, End of Period	$27.04	$25.73	$30.90	$26.71	$37.16	$30.93

Total Return[2,3]	5.05%[4]	(15.33)%	32.93%	3.29%	28.64%	(19.00)%

Ratio of net expenses to average net assets	1.15%[5,6]	1.13%[6]	1.13%[6]	1.17%	1.17%	1.17%

Ratio of gross expenses to average net assets[7]	1.18%[5]	1.18%	1.17%	1.21%	1.20%	1.18%

Ratio of net investment income (loss) to average net assets[2]	0.61%[5]	0.47%	0.28%	0.28%	0.19%	(0.03)%

Portfolio turnover	8%[4]	19%	41%	115%	20%	24%

Net assets end of period (000’s) omitted	$159,605	$162,011	$223,586	$243,655	$359,550	$425,540

33

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$25.69	$30.87	$26.79	$37.23	$31.05	$44.06

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.18	0.15	0.14	0.13	0.06

Net realized and unrealized gain (loss) on investments	1.23	(4.87)	8.42	1.02	8.83	(8.43)

Total income (loss) from investment operations	1.34	(4.69)	8.57	1.16	8.96	(8.37)

Less Distributions to Shareholders from:

Net investment income	—	(0.21)	(0.26)	(0.15)	(0.24)	—

Net realized gain on investments	—	(0.28)	(4.23)	(11.45)	(2.54)	(4.64)

Total distributions to shareholders	—	(0.49)	(4.49)	(11.60)	(2.78)	(4.64)

Net Asset Value, End of Period	$27.03	$25.69	$30.87	$26.79	$37.23	$31.05

Total Return[2,3]	5.18%[4]	(15.19)%	33.17%	3.50%	28.86%	(18.88)%

Ratio of net expenses to average net assets	0.95%[5,6]	0.93%[6]	0.93%[6]	0.99%	1.01%	1.01%

Ratio of gross expenses to average net assets[7]	0.98%[5]	0.98%	0.97%	1.03%	1.04%	1.02%

Ratio of net investment income to average net assets[2]	0.81%[5]	0.67%	0.48%	0.46%	0.35%	0.13%

Portfolio turnover	8%[4]	19%	41%	115%	20%	24%

Net assets end of period (000’s) omitted	$84,450	$81,319	$115,837	$83,003	$122,323	$306,757

34

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$25.59	$30.76	$ 26.72	$37.16	$31.10	$44.08

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.20	0.16	0.16	0.16	0.10

Net realized and unrealized gain (loss) on investments	1.22	(4.87)	8.41	1.02	8.84	(8.44)

Total income (loss) from investment operations	1.34	(4.67)	8.57	1.18	9.00	(8.34)

Less Distributions to Shareholders from:

Net investment income	—	(0.22)	(0.30)	(0.17)	(0.40)	—

Net realized gain on investments	—	(0.28)	(4.23)	(11.45)	(2.54)	(4.64)

Total distributions to shareholders	—	(0.50)	(4.53)	(11.62)	(2.94)	(4.64)

Net Asset Value, End of Period	$26.93	$25.59	$30.76	$26.72	$37.16	$31.10

Total Return[2,3]	5.20%[4]	(15.16)%	33.27%	3.57%	28.94%	(18.80)%

Ratio of net expenses to average net assets	0.90%[5,6]	0.88%[6]	0.88%[6]	0.92%	0.92%	0.92%

Ratio of gross expenses to average net assets[7]	0.93%[5]	0.93%	0.92%	0.96%	0.95%	0.93%

Ratio of net investment income to average net assets[2]	0.86%[5]	0.72%	0.53%	0.53%	0.44%	0.22%

Portfolio turnover	8%[4]	19%	41%	115%	20%	24%

Net assets end of period (000’s) omitted	$5,655	$8,582	$32,710	$10,481	$11,815	$16,969

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, 0.01% for the fiscal year ended December 31, 2022 and 0.02% for the fiscal year ended December 31, 2021.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

35

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$15.02	$19.08	$16.04	$13.03	$9.99	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01	0.01	(0.06)	(0.01)	0.00 [3]	(0.01)

Net realized and unrealized gain (loss) on investments	0.91	(3.47)	4.14	3.02	3.07	(0.91)

Total income (loss) from investment operations	0.92	(3.46)	4.08	3.01	3.07	(0.92)

Less Distributions to Shareholders from:

Net investment income	—	(0.00)[4]	—	—	(0.01)	—

Net realized gain on investments	—	(0.60)	(1.04)	—	(0.02)	(0.24)

Total distributions to shareholders	—	(0.60)	(1.04)	—	(0.03)	(0.24)

Net Asset Value, End of Period	$15.94	$15.02	$19.08	$16.04	$13.03	$9.99

Total Return[2,5]	6.13%[6]	(18.15)%	25.63%	23.10%	30.64%	(8.25)%

Ratio of net expenses to average net assets[7]	1.07%[8,9]	1.06%[9]	1.06%[9]	1.10%	1.09%	1.09%

Ratio of gross expenses to average net assets[10]	1.07%[8,9]	1.08%[9]	1.08%[9]	1.13%	1.14%	1.16%

Ratio of net investment income (loss) to average net assets[2]	0.08%[8]	0.04%	(0.32)%	(0.07)%	0.02%	(0.09)%

Portfolio turnover	10%[6]	25%	19%	29%	18%	53%

Net assets end of period (000’s) omitted	$52,796	$51,333	$70,736	$224	$172	$89

36

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$15.07	$19.15	$16.06	$13.04	$9.99	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.02	0.04	(0.02)	0.01	0.02	0.01

Net realized and unrealized gain (loss) on investments	0.92	(3.48)	4.15	3.03	3.07	(0.92)

Total income (loss) from investment operations	0.94	(3.44)	4.13	3.04	3.09	(0.91)

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	—	(0.02)	(0.02)	(0.01)

Net realized gain on investments	—	(0.60)	(1.04)	—	(0.02)	(0.24)

Total distributions to shareholders	—	(0.64)	(1.04)	(0.02)	(0.04)	(0.25)

Net Asset Value, End of Period	$16.01	$15.07	$19.15	$16.06	$13.04	$9.99

Total Return[2,5]	6.24%[6]	(18.01)%	25.91%	23.31%	30.86%	(8.15)%

Ratio of net expenses to average net assets[7]	0.87%[8,9]	0.86%[9]	0.86%[9]	0.92%	0.94%	0.94%

Ratio of gross expenses to average net assets[10]	0.87%[8,9]	0.88%[9]	0.88%[9]	0.95%	0.99%	1.01%

Ratio of net investment income (loss) to average net assets[2]	0.28%[8]	0.24%	(0.12)%	0.11%	0.17%	0.06%

Portfolio turnover	10%[6]	25%	19%	29%	18%	53%

Net assets end of period (000’s) omitted	$270,495	$250,024	$293,614	$165,840	$102,784	$54,376

37

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$15.10	$19.18	$16.07	$13.05	$10.00	$11.15

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.03	0.05	(0.01)	0.02	0.03	0.02

Net realized and unrealized gain (loss) on investments	0.91	(3.48)	4.16	3.03	3.07	(0.91)

Total income (loss) from investment operations	0.94	(3.43)	4.15	3.05	3.10	(0.89)

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	—	(0.03)	(0.03)	(0.02)

Net realized gain on investments	—	(0.60)	(1.04)	—	(0.02)	(0.24)

Total distributions to shareholders	—	(0.65)	(1.04)	(0.03)	(0.05)	(0.26)

Net Asset Value, End of Period	$16.04	$15.10	$19.18	$16.07	$13.05	$10.00

Total Return[2,5]	6.23%[6]	(17.94)%	26.02%	23.37%	30.94%	(7.98)%

Ratio of net expenses to average net assets[7]	0.82%[8,9]	0.81%[9]	0.81%[9]	0.83%	0.84%	0.84%

Ratio of gross expenses to average net assets[10]	0.82%[8,9]	0.83%[9]	0.83%[9]	0.86%	0.89%	0.91%

Ratio of net investment income (loss) to average net assets[2]	0.33%[8]	0.29%	(0.07)%	0.19%	0.27%	0.16%

Portfolio turnover	10%[6]	25%	19%	29%	18%	53%

Net assets end of period (000’s) omitted	$358,953	$262,798	$198,961	$104,705	$95,884	$65,375

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, less than 0.01% for the fiscal year ended December 31, 2022 and 0.01% for the fiscal years ended December 31, 2021, 2020, 2019 and 2018.

[8]	Annualized.

[9]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

38

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class N		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.93	$19.50	$19.50	$17.04	$15.45	$17.03

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.07	0.06	(0.04)	0.10	0.25	0.18

Net realized and unrealized gain (loss) on investments	0.78	(3.94)	0.51	2.93	2.35	(0.67)

Total income (loss) from investment operations	0.85	(3.88)	0.47	3.03	2.60	(0.49)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.00)[3]	(0.09)	(0.27)	(0.16)

Net realized gain on investments	—	(1.67)	(0.47)	(0.48)	(0.74)	(0.93)

Paid in capital	—	—	—	(0.00)[3]	—	—

Total distributions to shareholders	—	(1.69)	(0.47)	(0.57)	(1.01)	(1.09)

Net Asset Value, End of Period	$14.78	$13.93	$19.50	$19.50	$17.04	$15.45

Total Return[2,4]	6.10%[5]	(20.04)%	2.44%	18.92%	16.96%	(2.89)%

Ratio of net expenses to average net assets	1.06%[6]	1.07%[7]	1.06%	1.07%[8]	1.08%[8]	1.08%[8]

Ratio of gross expenses to average net assets[9]	1.38%[6]	1.23%[7]	1.10%	1.19%	1.16%	1.15%

Ratio of net investment income (loss) to average net assets[2]	1.03%[6]	0.38%	(0.21)%	0.60%	1.51%	1.02%

Portfolio turnover	11%[5]	36%	36%	156%	123%	80%

Net assets end of period (000’s) omitted	$23,029	$23,430	$41,939	$51,415	$69,774	$75,271

39

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class I		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.14	$19.75	$19.71	$17.22	$15.60	$17.19

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.09	0.09	(0.01)	0.13	0.28	0.21

Net realized and unrealized gain (loss) on investments	0.78	(4.00)	0.53	2.95	2.38	(0.68)

Total income (loss) from investment operations	0.87	(3.91)	0.52	3.08	2.66	(0.47)

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.01)	(0.11)	(0.30)	(0.19)

Net realized gain on investments	—	(1.67)	(0.47)	(0.48)	(0.74)	(0.93)

Paid in capital	—	—	—	(0.00)[3]	—	—

Total distributions to shareholders	—	(1.70)	(0.48)	(0.59)	(1.04)	(1.12)

Net Asset Value, End of Period	$15.01	$14.14	$19.75	$19.71	$17.22	$15.60

Total Return[2,4]	6.22%[5]	(19.91)%	2.60%	19.08%	17.17%	(2.77)%

Ratio of net expenses to average net assets	0.89%[6]	0.91%[7]	0.91%	0.92%[8]	0.93%[8]	0.92%[8]

Ratio of gross expenses to average net assets[9]	1.21%[6]	1.07%[7]	0.95%	1.04%	1.01%	0.99%

Ratio of net investment income (loss) to average net assets[2]	1.20%[6]	0.54%	(0.06)%	0.75%	1.66%	1.18%

Portfolio turnover	11%[5]	36%	36%	156%	123%	80%

Net assets end of period (000’s) omitted	$13,546	$16,074	$81,515	$97,869	$173,575	$166,554

40

AMG GW&K Global Allocation Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2023 (unaudited)	For the fiscal years ended December 31,
Class Z		2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.13	$19.76	$19.71	$17.21	$15.60	$17.19

Income (loss) from Investment Operations:

Net investment income[1,2]	0.09	0.10	0.01	0.14	0.30	0.22

Net realized and unrealized gain (loss) on investments	0.79	(3.99)	0.52	2.97	2.37	(0.67)

Total income (loss) from investment operations	0.88	(3.89)	0.53	3.11	2.67	(0.45)

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.01)	(0.13)	(0.32)	(0.21)

Net realized gain on investments	—	(1.67)	(0.47)	(0.48)	(0.74)	(0.93)

Paid in capital	—	—	—	(0.00)[3]	—	—

Total distributions to shareholders	—	(1.74)	(0.48)	(0.61)	(1.06)	(1.14)

Net Asset Value, End of Period	$15.01	$14.13	$19.76	$19.71	$17.21	$15.60

Total Return[2,4]	6.23%[5]	(19.85)%	2.73%	19.28%	17.21%	(2.68)%

Ratio of net expenses to average net assets	0.81%[6]	0.82%[7]	0.81%	0.82%[8]	0.83%[8]	0.83%[8]

Ratio of gross expenses to average net assets[9]	1.13%[6]	0.98%[7]	0.85%	0.94%	0.91%	0.90%

Ratio of net investment income to average net assets[2]	1.28%[6]	0.63%	0.04%	0.85%	1.76%	1.27%

Portfolio turnover	11%[5]	36%	36%	156%	123%	80%

Net assets end of period (000’s) omitted	$1,438	$1,545	$3,118	$3,733	$8,358	$8,429

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes interest expense totaling 0.01% related to participation in the interfund lending program.

[8]	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2020, 0.01% for the fiscal years ended December 31, 2019 and 2018.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

41

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds II (“Trust II” and, together with AMG Funds, the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value (“Small Cap Value”) and AMG GW&K Small/Mid Cap Core Fund (“Small/Mid Cap Core”) (formerly, AMG GW&K Small/Mid Cap Fund) and AMG Funds II: AMG GW&K Global Allocation Fund (“Global Allocation”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

42

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Core, Small Cap Value and Small/Mid Cap Core had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2023, the impact on the expenses and expense ratios were as follows: Small Cap Core $15,517 or less than 0.01%, Small Cap Value $7,479 or less than 0.01% and Small/Mid Cap Core $4,679 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to equalization utilized for Small/Mid Cap Core and Global Allocation. There were no permanent differences during the year for Small Cap Core or Small Cap Value. Temporary differences are primarily due to qualified late-year capital loss deferrals for Small/Mid Cap Core. In addition, temporary differences for each Fund are wash sale loss deferrals.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$550,426,470	$169,795,388	$(49,849,578)	$119,945,810

Small Cap Value	224,109,750	45,799,787	(20,329,014)	25,470,773

Small/Mid Cap Core	617,939,877	107,282,775	(36,014,202)	71,268,573

Global Allocation	33,697,120	6,737,929	(1,954,650)	4,783,279

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

43

Notes to Financial Statements (continued)

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust and AMG Funds II’s Amended and Restated Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Funds were as follows:

	Small Cap Core				Small Cap Value

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	13,966	$390,398	37,881	$1,067,824	80,868	$2,175,532	328,009	$9,251,175

Shares issued in reinvestment of distributions	—	—	2,347	64,594	—	—	103,980	2,676,448

Shares redeemed	(31,083)	(876,739)	(69,611)	(2,001,608)	(476,327)	(12,764,695)	(1,369,396)	(38,000,949)

Net decrease	(17,117)	$(486,341)	(29,383)	$(869,190)	(395,459)	$(10,589,163)	(937,407)	$(26,073,326)

Class I:

Shares sold	1,374,405	$39,709,035	4,099,105	$120,153,569	257,953	$6,932,148	175,101	$4,827,765

Shares issued in reinvestment of distributions	—	—	120,360	3,408,606	—	—	58,116	1,494,168

Shares redeemed	(2,124,929)	(60,849,228)	(4,942,007)	(145,337,666)	(299,167)	(7,946,985)	(820,535)	(22,214,607)

Net decrease	(750,524)	$(21,140,193)	(722,542)	$(21,775,491)	(41,214)	$(1,014,837)	(587,318)	$(15,892,674)

Class Z:

Shares sold	1,571,854	$47,241,782	3,687,440	$109,560,529	43,260	$1,202,422	234,844	$6,285,035

Shares issued in reinvestment of distributions	—	—	67,660	1,917,493	—	—	6,435	164,728

Shares redeemed	(1,009,420)	(29,009,466)	(1,877,449)	(53,901,958)	(168,648)	(4,532,678)	(969,451)	(26,303,099)

Net increase (decrease)	562,434	$18,232,316	1,877,651	$57,576,064	(125,388)	$(3,330,256)	(728,172)	$(19,853,336)

	Small/Mid Cap Core				Global Allocation

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	77,814	$1,186,277	79,691	$1,266,688	66,045	$965,588	185,281	$2,987,760

Shares issued in reinvestment of distributions	—	—	125,984	1,906,132	—	—	168,475	2,382,240

Shares redeemed	(183,324)	(2,821,603)	(495,033)	(7,984,813)	(189,659)	(2,758,461)	(822,318)	(13,591,753)

Net decrease	(105,510)	$(1,635,326)	(289,358)	$(4,811,993)	(123,614)	$(1,792,873)	(468,562)	$(8,221,753)

44

Notes to Financial Statements (continued)

	Small/Mid Cap Core				Global Allocation

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	1,757,262	$27,449,185	5,005,682	$81,783,320	24,450	$361,134	101,204	$1,688,772

Shares issued in reinvestment of distributions	—	—	638,185	9,687,652	—	—	111,655	1,601,140

Shares redeemed	(1,452,102)	(22,584,705)	(4,388,574)	(68,857,138)	(258,900)	(3,809,167)	(3,204,309)	(50,332,935)

Net increase (decrease)	305,160	$4,864,480	1,255,293	$22,613,834	(234,450)	$(3,448,033)	(2,991,450)	$(47,043,023)

Class Z:

Shares sold	6,597,435	$105,483,709	8,639,083	$147,447,070	1,284	$18,846	8,240	$131,446

Shares issued in reinvestment of distributions	—	—	666,057	10,124,070	—	—	13,576	194,542

Shares redeemed	(1,630,078)	(25,096,494)	(2,272,861)	(37,145,444)	(14,822)	(217,539)	(70,316)	(1,093,892)

Net increase (decrease)	4,967,357	$80,387,215	7,032,279	$120,425,696	(13,538)	$(198,693)	(48,500)	$(767,904)

At June 30, 2023, certain unaffiliated shareholders of record, individually or collectively held greater than 5% of the net assets of the Funds as follows: Small/Mid Cap Core -one owns 10%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value, Small/Mid Cap Core and Global Allocation was $8,741,811, $3,902,798, $17,508,315 and $1,837,761, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser(s) for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap Core	0.62%

Global Allocation	0.60%

45

Notes to Financial Statements (continued)

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value, Small/Mid Cap Core and Global Allocation to the annual rate of 0.90%, 0.90%, 0.82% and 0.81%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap Core	$1,949	$9,476

Small Cap Value	44,012	—

Small/Mid Cap Core	6,359	1,036

Global Allocation	63,712	—

At June 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap Core	Small Cap Value

Less than 1 year	—	$109,155

1-2 years	—	53,215

2-3 years	$6,461	101,247

Total	$6,461	$263,617

Expiration Period	Small/Mid Cap Core	Global Allocation

Less than 1 year	$21,000	$127,078

1-2 years	43,340	80,552

2-3 years	44,069	128,580

Total	$108,409	$336,210

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, except Small Cap Value, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value’s, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Small/Mid Cap Core and Global Allocation’s Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

46

Notes to Financial Statements (continued)

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap Core

Class N	0.15%	0.15%

Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Small/Mid Cap Core

Class I	0.05%	0.05%

Global Allocation
Class I	0.10%	0.08%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Core	$6,812,514	6	$6,389	5.705%

Small/Mid Cap Core	1,814,515	1	271	5.450%

Global Allocation	1,372,065	3	586	5.200%

Small Cap Value did not have any interfund lending activity for the six months ended June 30, 2023.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$76,386,332	$82,643,462

Small Cap Value	20,523,668	34,427,758

Small/Mid Cap Core	139,407,461	59,621,272

Global Allocation	3,292,554	8,717,117

Global Allocation purchases and sales of U.S. Government Obligations for the six months ended June 30, 2023 were $1,005,553 and $1,152,697, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$6,531,919	$11,811	$6,604,004	$6,615,815

Small Cap Value	5,812,857	297,798	5,612,087	5,909,885

Small/Mid Cap Core	10,551,544	3,093,315	7,629,685	10,723,000

Global Allocation	1,895,807	1,540,761	429,110	1,969,871

47

Notes to Financial Statements (continued)

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-02/15/52

Small Cap Value	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-02/15/52

Small/Mid Cap Core	U.S. Treasury Obligations	0.125%-5.280%	07/15/23-08/15/51

Global Allocation	U.S. Treasury Obligations	0.000%-5.280%	07/15/23-05/15/52

5. FOREIGN SECURITIES

Global Allocation invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

On April 12, 2023, Trust II, on behalf of Global Allocation, and AMG Funds III (“Trust III”), on behalf of certain of its funds, became party to an amended and restated credit agreement between BNYM and AMG Funds IV (“Trust IV”) dated July 22, 2020 (as amended from time to time, the “Credit Agreement”). The Credit Agreement provides Trust II, Trust III, and Trust IV (collectively, the “Participating Trusts”), on behalf of certain funds in the Participating Trusts, including Global Allocation (collectively, the “Participating Funds”), a revolving line of credit of up to $50 million. The Credit Agreement runs for a 364-day term that can be renewed at the mutual agreement of the Participating Trusts and BNYM. The facility is shared by the Participating Funds and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the Adjusted Daily Simple SOFR plus 1.25%. The Adjusted Daily Simple SOFR is the sum of Daily Simple SOFR plus 0.10% plus a floor rate of 0.00%. The Participating Funds pay a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Participating Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on loans utilized is included in the Statement of Operations as interest expense. Global Allocation had no loans outstanding as of June 30, 2023, and did not utilize the line of credit during the period April 12, 2023, to June 30, 2023. The Credit Agreement was renewed on July 19, 2023.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

RBC Dominion Securities, Inc.	$11,811	—	$11,811	$11,811	—

Fixed Income Clearing Corp.	8,730,000	—	8,730,000	8,730,000	—

Total	$8,741,811	—	$8,741,811	$8,741,811	—

48

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Value

RBC Dominion Securities, Inc.	$297,798	—	$297,798	$297,798	—

Fixed Income Clearing Corp.	3,605,000	—	3,605,000	3,605,000	—

Total	$3,902,798	—	$3,902,798	$3,902,798	—

Small/Mid Cap Core

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—

Daiwa Capital Markets America	93,315	—	93,315	93,315	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	14,415,000	—	14,415,000	14,415,000	—

Total	$17,508,315	—	$17,508,315	$17,508,315	—

Global Allocation

Bank of America Securities, Inc.	$540,761	—	$540,761	$540,761	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	297,000	—	297,000	297,000	—

Total	$1,837,761	—	$1,837,761	$1,837,761	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

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Annual Renewal of Investment Management and Subadvisory Agreements

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Core Fund (formerly AMG GW&K Small/Mid Cap Fund), and AMG GW&K Global Allocation Fund: Approval of Investment Management and Subadvisory Agreements on June 21, 2023

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds II (each, a “Trust” and collectively, the “Trusts”), and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund (formerly AMG GW&K Small/Mid Cap Fund), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds II for AMG GW&K Global Allocation Fund, and separately each of Amendment No. 1 thereto, Amendment No. 2 thereto dated July 1, 2015, and Amendment No. 3 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with the Subadviser for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, AMG GW&K Small/Mid Cap Core Fund, and AMG GW&K Global Allocation Fund (each, a “Fund,” and collectively, the “Funds”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the

Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio

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Annual Renewal of Investment Management and Subadvisory Agreements (continued)

management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of each Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and the fact that Class N shares of the Fund ranked in the top quartile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was below, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Small/Mid Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2023 and for the period from the Fund’s inception on June 30, 2015 through March 31, 2023 was below, above, above, and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top decile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG GW&K Global Allocation Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and above, respectively, the performance of the Fund Benchmark, a Composite Index (60% MSCI ACWI Index and 40% Bloomberg Global Aggregate Bond Index). The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance and longer-term underperformance relative to the Peer Group and the

Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 10-year period. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective April 17, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based

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Annual Renewal of Investment Management and Subadvisory Agreements (continued)

on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment

Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Global Allocation Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors, and the Fund’s small size. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

52

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

53

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets

Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused

Absolute Value

AMG River Road International

Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap

Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging

Markets Small Cap

AMG TimesSquare Global Small

Cap

AMG TimesSquare International

Small Cap

AMG TimesSquare Mid Cap

Growth

AMG TimesSquare Small Cap

Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	063023 SAR089

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2023

AMG GW&K Municipal Enhanced SMA Shares

Ticker: MESHX

amgfunds.com |	063023	SAR090

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	11
Detail of changes in assets for the past fiscal period

Financial Highlights	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	17

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	19

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Period Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 02/28/23	Ending Account Value 06/30/23	Expenses Paid During the Period*, **

AMG GW&K Municipal Enhanced SMA Shares

Based on Actual Fund Return

	0.00%	$1,000	$1,039	$0.00

Based on Hypothetical 5% Annual Return

	0.00%	$1,000	$1,025	$0.00

*

Commencement of operations was March 1, 2023 and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (121), then divided by 365.

**

The figures in the example do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s investment manager or subadviser. All operating expenses of the Fund were reimbursed by the investment manager, pursuant to an expense reimbursement arrangement between the Fund and the investment manager.

2

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Since Inception*	Inception Date

AMG GW&K Municipal Enhanced SMA Shares2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18

AMG GW&K Municipal Enhanced SMA Shares	3.85%	02/28/23

Bloomberg U.S. Municipal Bond BAA Index[19]	3.21%	02/28/23	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[4]	Factors unique to the municipal bond market may negatively affect the value of municipal bonds.

[5]

Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[6]

The issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[7]	The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[8]

The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

[9]

The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[10]  During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

[11]  Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[12]  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. Recently, inflation levels have been at their highest point in nearly 40 years, and the U.S. Federal Reserve has begun an aggressive campaign to raise certain benchmark interest rates in an effort to combat inflation. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

[13]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[14]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[15]  The Fund is a new fund, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

3

Fund Performance Periods ended June 30, 2023 (continued)

[16]  A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

[17]  The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

[18]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[19]  The Bloomberg U.S. Municipal Bond BAA Index is a subset of the Bloomberg U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3. The Bloomberg U.S. Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term, tax-exempt bond market. Unlike the Fund, the Bloomberg U.S. Municipal Bond BAA Index is unmanaged, is not available for investment and does not incur expenses.

“Bloomberg®” and any Bloomberg index described herein are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services

Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by AMG Funds LLC. Bloomberg is not affiliated with AMG Funds LLC, and Bloomberg does not approve, endorse, review, or recommend the fund described herein. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to such fund.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Municipal Enhanced SMA Shares Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Category	% of Net Assets

Transportation	26.0

General Obligation	22.9

Medical	19.6

Airport	10.0

Higher Education	7.2

Tobacco Settlement	3.8

Housing	2.6

School District	2.4

Utilities	2.1

Industrial Development	2.0

Short-Term Investments	0.5

Other Assets, less Liabilities	0.9

Rating	% of Market Value[1]

Aa/AA	9.9

A	51.0

Baa/BBB	39.1

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.2

Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.8

Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	2.7

Richland County School District No 2, Series A, 1.875%, 03/01/38	2.4

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/48	2.4

Philadelphia Authority for Industrial Development, 5.250%, 11/01/52	2.2

Rhode Island Health and Educational Building Corp., 5.000%, 11/01/53	2.2

Brevard County Health Facilities Authority, Series A, 5.000%, 04/01/47	2.1

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.1

City of Chattanooga Electric Revenue, 2.000%, 09/01/40	2.1

Top Ten as a Group	24.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB- or higher. Below investment grade ratings are credit ratings of BB+ or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2023

	Principal Amount	Value

Municipal Bonds - 98.6%

California - 5.6%

California Municipal Finance Authority, 5.000%, 05/15/43	$485,000	$495,484
5.000%, 05/15/48	745,000	756,146

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	220,394

Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	405,000	383,490

Riverside County Transportation Commission, Series C 4.000%, 06/01/47	555,000	519,700

San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	325,000	300,686

Total California		2,675,900

Colorado - 4.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	815,000	841,357

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,050,000	1,267,145

Total Colorado		2,108,502

Connecticut - 2.6%

Connecticut State Health & Educational Facilities Authority, 4.000%, 07/01/39	485,000	457,233
4.000%, 07/01/40	555,000	518,070
4.000%, 07/01/42	285,000	261,216

Total Connecticut		1,236,519

Florida - 11.3%

Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	975,000	1,019,591

City of Tampa, Series B 5.000%, 07/01/50	395,000	402,599

County of Miami-Dade Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	770,000	738,109

County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	240,000	252,055

Escambia County Health Facilities Authority 4.000%, 08/15/50	985,000	852,199

Florida Development Finance Corp., 4.000%, 02/01/52	485,000	364,944
5.000%, 02/01/52	325,000	298,379

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	735,728

	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$815,000	$738,989

Total Florida		5,402,593

Illinois - 9.5%

Chicago O’Hare International Airport, Senior Lien, Series A
5.000%, 01/01/48	1,100,000	1,131,482

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	325,000	307,690
4.000%, 06/15/52	485,000	435,322
5.000%, 06/15/50	815,000	828,536

State of Illinois, 5.500%, 05/01/39	650,000	710,178
5.750%, 05/01/45	485,000	528,118

State of Illinois, Series A, 4.000%, 03/01/40	240,000	231,216
5.000%, 03/01/46	355,000	369,160

Total Illinois		4,541,702

Louisiana - 2.8%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,250,000	1,357,243

Massachusetts - 2.4%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	860,000	720,811
5.250%, 07/01/52	405,000	424,693

Total Massachusetts		1,145,504

Minnesota - 0.9%

Duluth Economic Development Authority, Series A
5.000%, 02/15/48	410,000	414,397

Nebraska - 2.0%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	905,000	942,789

New Jersey - 11.2%

New Jersey Economic Development Authority 5.000%, 11/01/44	405,000	425,628

New Jersey Economic Development Authority, Series QQQ,
4.000%, 06/15/46	240,000	228,582
4.000%, 06/15/50	240,000	226,230

New Jersey Transportation Trust Fund Authority, 5.250%, 06/15/46	325,000	354,840
5.500%, 06/15/50	160,000	176,810

New Jersey Transportation Trust Fund Authority, Series AA,
4.000%, 06/15/45	325,000	310,711
4.000%, 06/15/50	325,000	306,353
5.000%, 06/15/45	160,000	169,242
5.000%, 06/15/50	240,000	253,038

New Jersey Transportation Trust Fund Authority, Series BB
5.000%, 06/15/44	285,000	297,298

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New Jersey - 11.2% (continued)

South Jersey Transportation Authority,
4.625%, 11/01/47	$570,000	$578,642
5.250%, 11/01/52	730,000	772,050

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	414,166
5.250%, 06/01/46	530,000	550,134

Tobacco Settlement Financing Corp., Series B
5.000%, 06/01/46	310,000	311,189

Total New Jersey		5,374,913

New York - 12.7%

Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	515,000	524,150
5.000%, 11/15/50	380,000	393,357
5.250%, 11/15/55	490,000	513,818

New York State Dormitory Authority
5.000%, 05/01/52	485,000	509,452

New York State Dormitory Authority, Series A,
4.000%, 07/01/47	325,000	293,447

4.000%, 07/01/52	340,000	299,558
New York State Thruway Authority, Series B
4.000%, 01/01/45	325,000	315,223

New York Transportation Development Corp.,
4.000%, 12/01/39	295,000	286,810
4.000%, 12/01/41	310,000	298,470
4.000%, 04/30/53	1,125,000	956,169
5.000%, 12/01/40	815,000	846,742
5.000%, 12/01/41	815,000	843,776

Total New York		6,080,972

Pennsylvania - 10.9%

Allegheny County Airport Authority, Series A
5.000%, 01/01/51	815,000	845,849

Geisinger Authority
4.000%, 04/01/50	340,000	312,504

Montgomery County Higher Education and Health Authority, Series B
5.000%, 05/01/52	770,000	794,548

Pennsylvania Economic Development Financing Authority
5.250%, 06/30/53	975,000	1,011,886

Pennsylvania Economic Development Financing Authority, (AGM)
5.000%, 12/31/57	200,000	204,550

Pennsylvania Turnpike Commission, Series A
4.000%, 12/01/50	985,000	950,111

Philadelphia Authority for Industrial Development
5.250%, 11/01/52	1,010,000	1,072,925

Total Pennsylvania		5,192,373

Rhode Island - 3.3%

Rhode Island Health and Educational Building Corp.
5.000%, 11/01/53	1,000,000	1,064,671

	Principal Amount	Value

Tobacco Settlement Financing Corp., Series A
5.000%, 06/01/40	$530,000	$533,634

Total Rhode Island		1,598,305

South Carolina - 2.4%

Richland County School District No 2, Series A, (South Carolina School District)
1.875%, 03/01/38	1,600,000	1,163,216

Tennessee - 2.1%

City of Chattanooga Electric Revenue
2.000%, 09/01/40	1,400,000	992,549

Texas - 9.3%

Central Texas Regional Mobility Authority, Series B,
4.000%, 01/01/51	325,000	303,837
5.000%, 01/01/45	310,000	325,362

City of Houston Airport System Revenue, Series A
4.000%, 07/01/48	240,000	223,907

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	640,000	641,965
5.000%, 12/31/45	630,000	631,284
5.000%, 06/30/58	1,520,000	1,512,543

Texas Private Activity Bond Surface Transportation Corp., Series A
4.000%, 12/31/39	895,000	826,937

Total Texas		4,465,835

Virginia - 5.2%

Lynchburg Economic Development Authority
4.000%, 01/01/55	240,000	215,437

Virginia Small Business Financing Authority,
4.000%, 01/01/39	485,000	457,318
4.000%, 01/01/40	485,000	452,833
5.000%, 12/31/47	410,000	420,464
5.000%, 12/31/49	405,000	408,635
5.000%, 12/31/52	515,000	519,062

Total Virginia		2,473,749

Total Municipal Bonds (Cost $46,640,828)		47,167,061

Short-Term Investments - 0.5%

Repurchase Agreements - 0.5%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $217,089 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $221,353)	217,000	217,000

Total Short-Term Investments
(Cost $217,000)		217,000

Total Investments - 99.1%
(Cost $46,857,828)		47,384,061

Other Assets, less Liabilities - 0.9%		438,665

Net Assets - 100.0%		$47,822,726

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

  AGM   Assured Guaranty Municipal Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds†	—	$47,167,061	—	$47,167,061

Short-Term Investments

Repurchase Agreements	—	217,000	—	217,000

Total Investments in Securities	—	$47,384,061	—	$47,384,061

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities (unaudited) June 30, 2023

AMG GW&K Municipal Enhanced SMA Shares
Assets:

Investments at value[1]	$47,384,061

Cash	775

Dividend and interest receivables	441,638

Receivable from affiliate	9,670

Prepaid expenses and other assets	6,700

Total assets	47,842,844

Liabilities:

Accrued expenses:

Professional fees	12,535

Custody fees	6,450

Other	1,133

Total liabilities	20,118

Commitments and Contingencies (Notes 2 & 4)

Net Assets	$47,822,726

[1] Investments at cost	$46,857,828

Net Assets Represent:

Paid-in capital	$47,276,173

Total distributable earnings	546,553

Net Assets	$47,822,726

Net assets	$47,822,726

Shares outstanding	4,665,153

Net asset value, offering and redemption price per share	$10.25

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations (unaudited) For the period ended June 30, 2023

AMG GW&K Municipal Enhanced SMA Shares[1]

Investment Income:

Dividend income	$3,306

Interest income	616,923

Total investment income	620,229

Expenses:

Professional fees	12,773

Registration fees	11,689

Custodian fees	6,450

Trustee fees and expenses	1,147

Reports to shareholders	902

Transfer agent fees	434

Miscellaneous	787

Total expenses before offsets	34,182

Expense reimbursements	(34,182)

Net expenses	—

Net investment income	620,229

Net Realized and Unrealized Gain:

Net realized gain on investments	16,480

Net change in unrealized appreciation/depreciation on investments	526,233

Net realized and unrealized gain	542,713

Net increase in net assets resulting from operations	$1,162,942

1 Commencement of operations was March 1, 2023.

The accompanying notes are an integral part of these financial statements.

10

Statement of Changes in Net Assets For the period ended June 30, 2023 (unaudited)

AMG GW&K Municipal Enhanced SMA Shares[1]
Increase in Net Assets Resulting From Operations:

Net investment income	$620,229

Net realized gain on investments	16,480

Net change in unrealized appreciation/depreciation on investments	526,233

Net increase in net assets resulting from operations	1,162,942

Distributions to Shareholders:	(616,389)

Capital Share Transactions:[2]

Net increase from capital share transactions	47,276,173

Total increase in net assets	47,822,726

Net Assets:

Beginning of period	—

End of period	$47,822,726

1 Commencement of operations was March 1, 2023.

2 See Note 1(f) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K Municipal Enhanced SMA Shares Financial Highlights For a share outstanding throughout the fiscal period

	For the fiscal period ended June 30, 2023[1]
	(unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.16

Net realized and unrealized gain on investments	0.22

Total income from investment operations	0.38
Less Distributions to Shareholders from:

Net investment income	(0.13)

Net Asset Value, End of Period	$10.25

Total Return[3,4]	3.85%	[5]

Ratio of net expenses to average net assets	0.00%

Ratio of gross expenses to average net assets[6]	0.25%	[7]

Ratio of net investment income to average net assets[3]	4.52%	[7]

Portfolio turnover	7%	[5,8]

Net assets end of period (000’s) omitted	$47,823

[1]	Commencement of operations was March 1, 2023.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[7]	Annualized.

[8]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

12

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K Municipal Enhanced SMA Shares (“the “Fund”).

The Fund offers a single class of shares for purchase. Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Fund’s subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

13

Notes to Financial Statements (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent or temporary differences during the period.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$46,857,828	$616,336	$(90,103)	$526,233

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Since the Fund commenced operations on March 1, 2023, the Investment Manager has also analyzed the Fund’s tax positions through June 30, 2023, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. For the period ended June 30, 2023, the Fund received securities and cash in connection with subscriptions in-kind transactions in the amount of $46,736,183. For the purposes of U.S. GAAP, the transactions were treated as purchases of securities at a cost equal to the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized.

For the period ended June 30, 2023 (unaudited), the capital stock transactions for the Fund were as follows:

	June 30, 2023

	Shares	Amount

Shares sold	4,791,210	$48,570,953	[1]

Shares issued in reinvestment of distributions	56,139	572,465

Shares redeemed	(182,196)	(1,867,245)

Net increase	4,665,153	$47,276,173

1 Includes subscriptions in-kind in the amount of $46,736,183.

g. REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes. The value of the underlying collateral, including accrued interest, must equal or exceed the value of the repurchase agreements during the term of the agreement. The underlying collateral for all repurchase agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At June 30, 2023, the market value of repurchase agreements outstanding was $217,000.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Fund’s subadviser and monitors the

14

Notes to Financial Statements (continued)

subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Fund does not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive fees and/or pay or reimburse the Fund’s expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the average daily net assets attributable to the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the period ended June 30, 2023, the Investment Manager reimbursed the Fund $34,182.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund does not pay administrative fees to the Investment Manager for these services.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund may be purchased only by or on behalf of separately managed account clients where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Fund had no interfund loans outstanding.

The Fund utilized the interfund loan program during the period ended June 30, 2023 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$917,807	5	$720	5.730%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the period ended June 30, 2023, were $4,907,952 and $2,690,876, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the period ended June 30, 2023.

4. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

5. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral.

15

Notes to Financial Statements (continued)

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities.

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Fixed Income Clearing Corp.	$217,000	—	$217,000	$217,000	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Approval of Investment Management and Subadvisory Agreements

At an in-person meeting held on December 8, 2022, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG GW&K Municipal Enhanced SMA Shares, a new series of the Trust (the “Fund”), and a Subadvisory Agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) relating to the Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “Fund Agreements”). The Independent Trustees were separately represented by independent legal counsel in their consideration of the Fund Agreements and met with their independent legal counsel in a private session at which no representatives of management were present to consider the Fund and the Fund Agreements.

In considering the Fund Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and GW&K provided in connection with meetings of the Board held on September 21-22, 2022 and December 8, 2022, including information regarding the nature, extent and quality of services to be provided by the Investment Manager and GW&K under their respective agreements. Because the Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the Fund was provided. The Trustees, however, considered the performance of AMG GW&K Municipal Enhanced Yield Fund (the “Municipal Enhanced Yield Fund”), which has a substantially similar investment team, philosophy and strategy as the Fund, and the performance of other funds in the AMG Funds Family of Funds (the “AMG Fund Complex”) subadvised by GW&K for various time periods. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and (b) discussed with legal counsel the legal standards applicable to their consideration of the Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of December 8, 2022, consisted of 44 funds, the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement between the Investment Manager and the Trust and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of GW&K; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising GW&K, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by GW&K of its obligations to the Fund, including without limitation analysis and review of portfolio and other compliance matters and review of GW&K’s investment performance with respect to the Fund; prepare and present periodic reports to the Trustees regarding the investment performance of GW&K and other information regarding GW&K, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of GW&K responsible for performing GW&K’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of GW&K and make appropriate reports to the Trustees; perform periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of GW&K; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepare recommendations with respect to the continued retention of GW&K or the replacement of GW&K, including at the request of the Board; identify potential successors to, or replacements of, GW&K or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of GW&K with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of October 31, 2022, the Investment Manager had approximately $21.1 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by GW&K under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K personnel; and (c) the GW&K compliance program. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of June 30, 2022, GW&K managed approximately $47.3 billion in assets. The Trustees also considered GW&K’s risk management processes. The Trustees took into account their knowledge of GW&K and noted that GW&K subadvised 14 other funds in the AMG Fund Complex, and that the Trustees had overseen funds sub-advised by GW&K since 2008.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager and GW&K, as applicable, to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the Fund. Among other things, the Trustees reviewed information about portfolio management and other professional staff and information regarding GW&K’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund, including the information

17

Approval of Investment Management and Subadvisory Agreements (continued)

set forth in the Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the Fund is proposed to be managed by the same GW&K portfolio management team that manages the Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund; that the team includes two Partners and Co-Directors of Fixed Income, a Partner and Municipal Bond Portfolio Manager, a Partner and Portfolio Manager/Trader, and a Principal and Municipal Bond Portfolio Manager; and that the portfolio managers’ amount of industry experience ranges from 16 to 38 years. The Trustees also took into account a presentation made at the September 21-22, 2022 Board meeting by representatives from GW&K regarding the Fund, its proposed investment strategy and GW&K’s separately managed account business. In addition, the Trustees observed that the Fund’s principal investment strategies are substantially similar to those of the Municipal Enhanced Yield Fund and that GW&K uses a research-driven process based on its assessment of creditworthiness and market availability in selecting bonds.

PERFORMANCE

Because the Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund. The Trustees, however, considered the performance of the Municipal Enhanced Yield Fund and other funds in the AMG Fund Complex subadvised by GW&K.

ADVISORY FEES, FUND EXPENSES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Fund is proposed to pay no advisory fee to the Investment Manager for the services to be provided under the Investment Management Agreement and that the Investment Manager is proposed to pay no subadvisory fee to GW&K in exchange for the services to be provided by GW&K under the Subadvisory Agreement. The Trustees noted that the Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by program sponsors or program participants. The Trustees noted that the Investment Manager would indirectly benefit from compensation received by GW&K because the Investment Manager and GW&K are affiliated. The Trustees also noted payments to be made from the Subadviser to the Investment Manager. The Trustees also took into account the fact that the Investment

Manager has contractually agreed, through at least May 1, 2024, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.00% of the Fund’s average daily net assets. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and GW&K and the considerations noted above with respect to the Investment Manager and GW&K, the Fund’s advisory fees and subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered that the Investment Manager would receive no advisory fee from the Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Investment Manager may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, although recognizing that profitability with respect to the Fund is speculative, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that GW&K would receive no subadvisory fee from the Investment Manager with respect to the Fund, but that it would be separately compensated by program sponsors and program participants. The Trustees also took into account management’s discussion of the services GW&K is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the Fund for its first year of operations. The Trustees also were provided, at their June 22, 2022 meeting, with the profitability of GW&K with respect to the other funds it manages in the AMG Fund Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that, since the Fund does not currently have any assets, GW&K is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, GW&K may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Fund Agreements: (a) the Investment Manager and GW&K have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) GW&K’s investment strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and GW&K maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Fund Agreements would be in the best interests of the Fund and its shareholders. Accordingly, on December 8, 2022, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the Fund Agreements.

18

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

19

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com |	063023 SAR090

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2023

AMG Renaissance Large Cap Growth Fund
Class N: MRLTX	Class I: MRLSX	Class Z: MRLIX

amgfunds.com	063023	SAR024

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	19

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG Renaissance Large Cap Growth Fund

Based on Actual Fund Return

Class N	1.00%	$1,000	$1,144	$5.32

Class I	0.73%	$1,000	$1,146	$3.88

Class Z	0.66%	$1,000	$1,147	$3.51

Based on Hypothetical 5% Annual Return

Class N	1.00%	$1,000	$1,020	$5.01

Class I	0.73%	$1,000	$1,021	$3.66

Class Z	0.66%	$1,000	$1,022	$3.31

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Renaissance Large Cap Growth Fund[2], [3,4,5,6,7,8,9]

Class N	14.43%	21.78%	13.97%	13.46%

Class I	14.60%	22.07%	14.25%	13.79%

Class Z	14.67%	22.11%	14.34%	13.91%

Russell 1000® Growth Index[10]	29.02%	27.11%	15.14%	15.74%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[4]	The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[5]

The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[6]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[7]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[8]  The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[9]  When a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

[10]  The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Renaissance Large Cap Growth Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	35.0

Health Care	20.9

Industrials	11.4

Financials	10.4

Consumer Discretionary	7.2

Consumer Staples	6.0

Communication Services	4.2

Energy	1.7

Real Estate	1.3

Short-Term Investments	2.0

Other Assets, less Liabilities	(0.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Apple, Inc.	3.4

Microsoft Corp.	2.7

Amazon.com, Inc.	2.2

Alphabet, Inc., Class A	2.1

Meta Platforms, Inc., Class A	2.1

Lam Research Corp.	2.0

KLA Corp.	1.9

AmerisourceBergen Corp.	1.9

Cadence Design Systems, Inc.	1.9

PTC, Inc.	1.9

Top Ten as a Group	22.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 98.1%

Communication Services - 4.2%

Alphabet, Inc., Class A*	22,921	$2,743,644

Meta Platforms, Inc., Class A*	9,382	2,692,446

Total Communication Services		5,436,090

Consumer Discretionary - 7.2%

Amazon.com, Inc.*	22,055	2,875,089

Lowe’s Cos., Inc.	8,407	1,897,460

Marriott International, Inc., Class A	13,087	2,403,951

O’Reilly Automotive, Inc.*	2,423	2,314,692

Total Consumer Discretionary		9,491,192

Consumer Staples - 6.0%

Altria Group, Inc.	46,111	2,088,828

BJ’s Wholesale Club Holdings, Inc.*	28,792	1,814,184

Dollar General Corp.	9,982	1,694,744

The Procter & Gamble Co.	14,898	2,260,623

Total Consumer Staples		7,858,379

Energy - 1.7%

EOG Resources, Inc.	19,795	2,265,340

Financials - 10.4%

Arch Capital Group, Ltd. (Bermuda)*	30,001	2,245,575

Fiserv, Inc.*	19,216	2,424,098

Mastercard, Inc., Class A	6,036	2,373,959

PayPal Holdings, Inc.*	28,503	1,902,005

Visa, Inc., Class A1	9,701	2,303,794

WEX, Inc.*	12,960	2,359,627

Total Financials		13,609,058

Health Care - 20.9%

Abbott Laboratories	21,476	2,341,314

AmerisourceBergen Corp.	13,243	2,548,350

Chemed Corp.	4,076	2,207,847

Danaher Corp.	9,239	2,217,360

HCA Healthcare, Inc.	8,238	2,500,068

Humana, Inc.	4,255	1,902,538

Johnson & Johnson	13,702	2,267,955

McKesson Corp.	5,740	2,452,759

The Cigna Group	8,628	2,421,017

Thermo Fisher Scientific, Inc.	3,707	1,934,127

UnitedHealth Group, Inc.	4,518	2,171,532

Vertex Pharmaceuticals, Inc.*	6,841	2,407,416

Total Health Care		27,372,283

Industrials - 11.4%

Cintas Corp.	4,725	2,348,703

	Shares	Value

Genpact, Ltd.	44,254	$1,662,623

Illinois Tool Works, Inc.	7,825	1,957,502

Lockheed Martin Corp.	4,251	1,957,075

Union Pacific Corp.	11,116	2,274,556

Waste Management, Inc.	13,728	2,380,710

WW Grainger, Inc.	2,993	2,360,250

Total Industrials		14,941,419

Information Technology - 35.0%

Adobe, Inc.*	4,741	2,318,302

Amphenol Corp., Class A	26,164	2,222,632

ANSYS, Inc.*	6,712	2,216,772

Apple, Inc.	22,706	4,404,283

Applied Materials, Inc.	17,007	2,458,192

Broadcom, Inc.	2,619	2,271,799

Cadence Design Systems, Inc.*	10,860	2,546,887

CDW Corp.	11,083	2,033,730

Fortinet, Inc.*	32,724	2,473,607

Keysight Technologies, Inc.*	14,232	2,383,148

KLA Corp.	5,277	2,559,451

Lam Research Corp.	4,010	2,577,869

Microsoft Corp.	10,451	3,558,983

Motorola Solutions, Inc.	7,692	2,255,910

PTC, Inc.*	17,789	2,531,375

Roper Technologies, Inc.	4,920	2,365,536

salesforce.com, Inc.*	10,712	2,263,017

ServiceNow, Inc.*	4,468	2,510,882

Total Information Technology		45,952,375

Real Estate - 1.3%

CBRE Group, Inc., Class A*	21,583	1,741,964

Total Common Stocks (Cost $90,137,369)		128,668,100

Short-Term Investments - 2.0%

Other Investment Companies - 2.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.00%2	1,058,050	1,058,050

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%2	1,587,074	1,587,074

Total Short-Term Investments (Cost $2,645,124)		2,645,124

Total Investments - 100.1% (Cost $92,782,493)		131,313,224

Other Assets, less Liabilities - (0.1)%		(192,430)

Net Assets - 100.0%		$131,120,794

The accompanying notes are an integral part of these financial statements.

5

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Some of this security, amounting to $2,280,520 or 1.7% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$128,668,100	—	—	$128,668,100

Short-Term Investments

Other Investment Companies	2,645,124	—	—	2,645,124

Total Investments in Securities	$131,313,224	—	—	$131,313,224

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (unaudited) June 30, 2023

AMG Renaissance Large Cap Growth Fund
Assets:

Investments at value[1] (including securities on loan valued at $2,280,520)	$131,313,224

Dividend and interest receivables	93,220

Securities lending income receivable	189

Receivable for Fund shares sold	48,985

Receivable from affiliate	11,080

Prepaid expenses and other assets	29,922

Total assets	131,496,620

Liabilities:

Payable for Fund shares repurchased	260,010

Accrued expenses:

Investment advisory and management fees	50,972

Administrative fees	15,647

Distribution fees	12,515

Shareholder service fees	6,748

Other	29,934

Total liabilities	375,826
Commitments and Contingencies (Notes 2 & 5)

Net Assets	$131,120,794

[1] Investments at cost	$92,782,493

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$86,200,045

Total distributable earnings	44,920,749

Net Assets	$131,120,794

Class N:

Net Assets	$62,775,584

Shares outstanding	3,842,123

Net asset value, offering and redemption price per share	$16.34

Class I:

Net Assets	$44,092,831

Shares outstanding	2,661,906

Net asset value, offering and redemption price per share	$16.56

Class Z:

Net Assets	$24,252,379

Shares outstanding	1,491,618

Net asset value, offering and redemption price per share	$16.26

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations (unaudited) For the six months ended June 30, 2023

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$640,659

Interest income	287

Securities lending income	1,122

Total investment income	642,068

Expenses:

Investment advisory and management fees	288,351

Administrative fees	87,211

Distribution fees - Class N	72,513

Shareholder servicing fees - Class N	24,945

Shareholder servicing fees - Class I	12,585

Registration fees	19,981

Professional fees	18,771

Custodian fees	12,779

Reports to shareholders	10,076

Transfer agent fees	7,523

Trustee fees and expenses	3,970

Interest expense	759

Miscellaneous	3,154

Total expenses before offsets	562,618

Expense reimbursements	(67,967)

Expense reductions	(1,749)

Net expenses	492,902

Net investment income	149,166

Net Realized and Unrealized Gain:

Net realized gain on investments	4,765,720

Net change in unrealized appreciation/depreciation on investments	11,477,918

Net realized and unrealized gain	16,243,638

Net increase in net assets resulting from operations	$16,392,804

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG Renaissance Large Cap Growth Fund

	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$149,166	$312,760

Net realized gain on investments	4,765,720	5,552,868

Net change in unrealized appreciation/depreciation on investments	11,477,918	(24,391,584)

Net increase (decrease) in net assets resulting from operations	16,392,804	(18,525,956)

Distributions to Shareholders:

Class N	—	(3,750,988)

Class I	—	(1,502,447)

Class Z	—	(1,496,106)

Total distributions to shareholders	—	(6,749,541)

Capital Share Transactions:[1]

Net increase from capital share transactions	11,492,204	15,701,143

Total increase (decrease) in net assets	27,885,008	(9,574,354)

Net Assets:

Beginning of period	103,235,786	112,810,140

End of period	$131,120,794	$103,235,786

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

10

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.28	$18.41	$15.31	$13.01	$10.48	$14.03

Income (loss) from Investment Operations:

Net investment income[1,2]	0.01	0.03	0.00 [3,4]	0.01	0.06	0.06

Net realized and unrealized gain (loss) on investments	2.05	(3.16)	4.57	3.04	3.61	(1.09)

Total income (loss) from investment operations	2.06	(3.13)	4.57	3.05	3.67	(1.03)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.00)[3]	(0.02)	(0.08)	(0.07)

Net realized gain on investments	—	(0.98)	(1.47)	(0.73)	(1.06)	(2.45)

Total distributions to shareholders	—	(1.00)	(1.47)	(0.75)	(1.14)	(2.52)

Net Asset Value, End of Period	$16.34	$14.28	$18.41	$15.31	$13.01	$10.48

Total Return[2,5]	14.43%[6]	(17.05)%	30.02%	23.54%	35.16%	(7.23)%

Ratio of net expenses to average net assets[7]	1.00%[8]	1.00%	1.00%	1.00%	1.00%[9]	1.00%

Ratio of gross expenses to average net assets[10]	1.12%[8]	1.15%	1.13%	1.19%	1.17%	1.12%

Ratio of net investment income to average net assets[2]	0.10%[8]	0.22%	0.00%[11]	0.10%	0.48%	0.45%

Portfolio turnover	19%[6]	28%	18%	28%	40%	38%

Net assets end of period (000’s) omitted	$62,776	$56,264	$79,490	$67,688	$63,900	$54,595

11

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.46	$18.63	$15.48	$13.14	$10.58	$14.17

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.07	0.04 [4]	0.05	0.09	0.10

Net realized and unrealized gain (loss) on investments	2.07	(3.19)	4.62	3.07	3.64	(1.11)

Total income (loss) from investment operations	2.10	(3.12)	4.66	3.12	3.73	(1.01)

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.04)	(0.05)	(0.11)	(0.13)

Net realized gain on investments	—	(0.98)	(1.47)	(0.73)	(1.06)	(2.45)

Total distributions to shareholders	—	(1.05)	(1.51)	(0.78)	(1.17)	(2.58)

Net Asset Value, End of Period	$16.56	$14.46	$18.63	$15.48	$13.14	$10.58

Total Return[2,5]	14.60%[6]	(16.87)%	30.30%	23.90%	35.42%	(7.00)%

Ratio of net expenses to average net assets[7]	0.73%[8]	0.73%	0.75%	0.75%	0.75%[9]	0.74%

Ratio of gross expenses to average net assets[10]	0.85%[8]	0.88%	0.88%	0.94%	0.92%	0.86%

Ratio of net investment income to average net assets[2]	0.37%[8]	0.48%	0.25%	0.35%	0.73%	0.71%

Portfolio turnover	19%[6]	28%	18%	28%	40%	38%

Net assets end of period (000’s) omitted	$44,093	$25,585	$12,599	$9,414	$8,410	$11,247

12

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.18	$18.31	$15.22	$12.94	$10.43	$14.00

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03	0.09	0.064	0.06	0.10	0.11

Net realized and unrealized gain (loss) on investments	2.05	(3.16)	4.56	3.01	3.60	(1.09)

Total income (loss) from investment operations	2.08	(3.07)	4.62	3.07	3.70	(0.98)

Less Distributions to Shareholders from:

Net investment income	—	(0.08)	(0.06)	(0.06)	(0.13)	(0.14)

Net realized gain on investments	—	(0.98)	(1.47)	(0.73)	(1.06)	(2.45)

Total distributions to shareholders	—	(1.06)	(1.53)	(0.79)	(1.19)	(2.59)

Net Asset Value, End of Period	$16.26	$14.18	$18.31	$15.22	$12.94	$10.43

Total Return[2,5]	14.67%[6]	(16.83)%	30.54%	23.90%	35.58%	(6.88)%

Ratio of net expenses to average net assets[7]	0.66%[8]	0.66%	0.66%	0.66%	0.66%[9]	0.66%

Ratio of gross expenses to average net assets[10]	0.78%[8]	0.81%	0.79%	0.85%	0.83%	0.78%

Ratio of net investment income to average net assets[2]	0.44%[8]	0.55%	0.34%	0.44%	0.82%	0.79%

Portfolio turnover	19%[6]	28%	18%	28%	40%	38%

Net assets end of period (000’s) omitted	$24,252	$21,386	$20,721	$17,068	$20,372	$39,149

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Less than $0.005 or $(0.005) per share.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.02, and $0.04 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023 and for the fiscal years ended December 31, 2022, 2021 and 2020, and 0.01% for the fiscal years ended 2019 and 2018, respectively.

[8]	Annualized.

[9]	Includes interest expense of 0.01% of average net assets.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[1][1]	Less than 0.005%.

13

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Stocks in the information technology sector comprise a significant portion of the Fund’s portfolio at June 30, 2023. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

14

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2023, the impact on the expenses and expense ratios was $1,749 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to wash sale loss deferrals.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$92,782,493	$40,491,919	$(1,961,188)	$38,530,731

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

15

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Fund were as follows:

	June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount

Class N:

Shares sold	89,297	$1,374,678	76,753	$1,159,718

Shares issued in reinvestment of distributions	—	—	226,359	3,255,046

Shares redeemed	(187,784)	(2,837,709)	(680,358)	(10,668,386)

Net decrease	(98,487)	$(1,463,031)	(377,246)	$(6,253,622)

Class I:

Shares sold	1,508,456	$22,763,201	1,270,962	$19,392,826

Shares issued in reinvestment of distributions	—	—	101,750	1,480,470

Shares redeemed	(616,376)	(9,583,432)	(279,075)	(4,314,115)

Net increase	892,080	$13,179,769	1,093,637	$16,559,181

Class Z:

Shares sold	89,699	$1,359,619	446,235	$6,599,400

Shares issued in reinvestment of distributions	—	—	100,082	1,429,170

Shares redeemed	(105,768)	(1,584,153)	(170,599)	(2,632,986)

Net increase (decrease)	(16,069)	$(224,534)	375,718	$5,395,584

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated

Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Fund paid an investment management fee at the following annual rates of the Fund’s average daily net assets:

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

16

Notes to Financial Statements (continued)

The fee paid to Renaissance for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2023, the Investment Manager reimbursed the Fund $67,967, and did not recoup any previously reimbursed expenses. At June 30, 2023, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$152,483

1-2 years	125,520

2-3 years	145,484

Total	$423,487

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. Effective December 31, 2022, the Investment Manager has agreed, through at least December 31, 2023, to waive a portion of shareholder servicing fees paid by Class I as necessary to ensure the fees are limited to 0.07%.

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.09%

Class I	0.15%	0.07%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Fund had no interfund loans outstanding.

17

Notes to Financial Statements (continued)

The Fund utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$2,007,897	1	$287	5.208%

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$2,307,515	2	$759	6.000%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were $32,630,406 and $21,972,807, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$2,280,520	—	$2,295,255	$2,295,255

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-7.500%	08/15/23-11/15/51

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2023, the Fund had no repurchase agreements outstanding.

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

18

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for the Fund (the “Subadvisory Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment

Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program.

The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment

19

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above the median performance of the Peer Group and above, above, below, and below, respectively, the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Peer Group and Fund Benchmark and its longer-term underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 1-year and 3-year periods, the top quintile relative to its Peer Group for the 5-year period, and the top third relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees also considered that the Investment Manager was voluntarily waiving a portion of shareholder servicing fees for Class I shares of the Fund. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

21

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

50 East RiverCenter Boulevard

Suite 1200

Covington, KY 41011

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt A. Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063023 SAR024

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2023

AMG TimesSquare Small Cap Growth Fund
Class N: TSCPX | Class I: TSQIX | Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund
Class N: TMDPX | Class I: TQMIX | Class Z: TMDIX

AMG TimesSquare International Small Cap Fund
Class N: TCMPX | Class I: TQTIX | Class Z: TCMIX

AMG TimesSquare Emerging Markets Small Cap Fund
Class N: TQENX | Class I: TQEIX | Class Z: TQEZX

AMG TimesSquare Global Small Cap Fund
Class N: TSYNX | Class I: TSYIX | Class Z: TSYZX

amgfunds.com |	063023	SAR012

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*

AMG TimesSquare Small Cap Growth Fund

Based on Actual Fund Return

Class N	1.19%	$1,000	$1,105	$6.21

Class I	1.07%	$1,000	$1,106	$5.59

Class Z	0.99%	$1,000	$1,108	$5.17

Based on Hypothetical 5% Annual Return

Class N	1.19%	$1,000	$1,019	$5.96

Class I	1.07%	$1,000	$1,019	$5.36
Class Z	0.99%	$1,000	$1,020	$4.96

AMG TimesSquare Mid Cap Growth Fund

Based on Actual Fund Return

Class N	1.19%	$1,000	$1,148	$6.34

Class I	1.04%	$1,000	$1,149	$5.54

Class Z	0.99%	$1,000	$1,149	$5.28

Based on Hypothetical 5% Annual Return

Class N	1.19%	$1,000	$1,019	$5.96

Class I	1.04%	$1,000	$1,020	$5.21

Class Z	0.99%	$1,000	$1,020	$4.96

AMG TimesSquare International Small Cap Fund

Based on Actual Fund Return

Class N	1.29%	$1,000	$1,067	$6.61

Class I	1.14%	$1,000	$1,069	$5.85

Class Z	1.04%	$1,000	$1,070	$5.34

Based on Hypothetical 5% Annual Return

Class N	1.29%	$1,000	$1,018	$6.46

Class I	1.14%	$1,000	$1,019	$5.71

Class Z	1.04%	$1,000	$1,020	$5.21

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*

AMG TimesSquare Emerging Markets Small Cap Fund

Based on Actual Fund Return

Class N	1.79%	$1,000	$1,134	$9.47

Class I	1.39%	$1,000	$1,137	$7.36

Class Z	1.39%	$1,000	$1,135	$7.36

Based on Hypothetical 5% Annual Return

Class N	1.79%	$1,000	$1,016	$8.95

Class I	1.39%	$1,000	$1,018	$6.95

Class Z	1.39%	$1,000	$1,018	$6.95

AMG TimesSquare Global Small Cap Fund

Based on Actual Fund Return

Class N	1.25%	$1,000	$1,079	$6.44

Class I	1.00%	$1,000	$1,080	$5.16

Class Z	1.00%	$1,000	$1,080	$5.16

Based on Hypothetical 5% Annual Return

Class N	1.25%	$1,000	$1,019	$6.26

Class I	1.00%	$1,000	$1,020	$5.01

Class Z	1.00%	$1,000	$1,020	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2023.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG TimesSquare Small Cap Growth Fund2, [3,4,5,6,7,8]

Class N	10.53%	20.13%	5.27%	8.58%	8.42%	01/21/00

Class I	10.64%	20.23%	5.42%	—	8.49%	02/24/17

Class Z	10.77%	20.55%	5.52%	8.82%	8.60%	01/21/00

Russell 2000® Growth Index[20]	13.55%	18.53%	4.22%	8.83%	5.04%	01/21/00	†

AMG TimesSquare Mid Cap Growth Fund2, [3,4,5,6,9]

Class N	14.83%	19.29%	11.24%	11.46%	10.29%	03/04/05

Class I	14.92%	19.54%	11.41%	—	12.32%	02/24/17

Class Z	14.92%	19.51%	11.47%	11.69%	10.50%	03/04/05

Russell Midcap® Growth Index[21]	15.94%	23.13%	9.71%	11.53%	9.72%	03/04/05	†

AMG TimesSquare International Small Cap Fund2, [3,4,5,6,7,8,10,11,12,13,14]

Class N	6.74%	10.03%	(2.84%)	4.81%	5.21%	01/02/13

Class I	6.88%	10.20%	(2.68%)	—	2.09%	02/24/17

Class Z	6.95%	10.35%	(2.58%)	5.06%	5.45%	01/02/13

MSCI EAFE Small Cap Index[22]	5.53%	10.18%	1.31%	6.19%	6.29%	01/02/13	†

AMG TimesSquare Emerging Markets Small Cap Fund2, 3, 4, 5, 6, 7, 8, 10, 11, 12, 13, [15,16,17,18,19]

Class N	13.39%	16.36%	4.82%	—	5.80%	02/24/17

Class I	13.65%	16.75%	5.24%	—	7.49%	12/14/16

Class Z	13.53%	16.77%	5.23%	—	7.48%	12/14/16

MSCI Emerging Markets Small Cap Index[23]	10.50%	13.28%	4.93%	—	6.93%	12/14/16	†

AMG TimesSquare Global Small Cap Fund[2,3,4,5,6,7,8,10,11,12,13,15]

Class N	7.90%	14.91%	2.31%	—	2.03%	05/30/18

Class I	7.97%	15.07%	2.54%	—	2.27%	05/30/18

Class Z	7.97%	15.07%	2.54%	—	2.27%	05/30/18

MSCI World Small Cap Index[24]	7.64%	12.94%	4.44%	—	4.25%	05/30/18	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† The date reflects the inception date of the Fund, not the index.

*  Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[4]

Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[5]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[6]

Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[7]	The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[8]	The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[9]	The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[10]

Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or

3

Fund Performance Periods ended June 30, 2023 (continued)

    failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

[11] Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[12] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[13] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[14]  To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

    The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

[15]  To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor) or a group of shareholders with a common investment strategy, the Fund is subject to the risk that a redemption or large purchase by that shareholder or group of all or a large portion of its Fund shares will require the Fund to sell securities, or to invest additional cash, as the case may be, at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation. Purchases of a large number of shares may adversely affect the Fund’s performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it ordinarily would.

[16]  The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[17] Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Risks that are characteristic of many emerging markets generally may be especially heightened in frontier markets due to political, economic, financial, or other factors.

[18]  Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

[19]  Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions.

[20]  The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[21]  The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[22]  The MSCI EAFE Small Cap Index covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices of developed markets, excluding the U.S. and Canada. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[23]  MSCI Emerging Markets Small Cap Index includes small cap representation across 24 Emerging Markets countries. The small cap segment tends to capture more local economic and sector characteristics relative to larger Emerging Markets capitalization segments. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI Emerging Markets Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

[24]  The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets countries. With over 4,000 constituents, the Index covers approximately 14% of the free float-adjusted market capitalization in each country. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI World Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG TimesSquare Small Cap Growth Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	31.3

Information Technology	18.2

Health Care	14.2

Consumer Discretionary	12.0

Financials	8.3

Energy	5.0

Consumer Staples	2.7

Communication Services	2.6

Real Estate	1.7

Materials	1.0

Short-Term Investments	5.4

Other Assets, less Liabilities	(2.4)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Casella Waste Systems, Inc., Class A	3.4

WNS Holdings, Ltd., ADR (India)	2.7

Esab Corp.	2.4

PowerSchool Holdings, Inc., Class A	2.4

Hamilton Lane, Inc., Class A	2.2

Matador Resources Co.	2.1

Driven Brands Holdings, Inc.	2.0

ExlService Holdings, Inc.	2.0

EMCOR Group, Inc.	1.9

Victory Capital Holdings, Inc., Class A	1.9

Top Ten as a Group	23.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 97.0%

Communication Services - 2.6%

Bumble, Inc., Class A*	114,000	$1,912,920

IAC, Inc.*	6,500	408,200

Integral Ad Science Holding Corp.*	145,000	2,607,100

Total Communication Services		4,928,220

Consumer Discretionary - 12.0%

Atmus Filtration Technologies, Inc.*,1	27,300	599,508

Boot Barn Holdings, Inc.*	24,500	2,074,905

European Wax Center, Inc., Class A*,1	120,018	2,235,935

Global-e Online, Ltd. (Israel)*	48,000	1,965,120

Hilton Grand Vacations, Inc.*	58,500	2,658,240

Leslie’s, Inc.*,1	149,000	1,399,110

Planet Fitness, Inc., Class A*	33,000	2,225,520

Savers Value Village, Inc.*	75,300	1,784,610

Topgolf Callaway Brands Corp.*,1	125,700	2,495,145

Visteon Corp.*	18,200	2,613,702

Wingstop, Inc.	7,100	1,421,136

YETI Holdings, Inc.*,1	33,000	1,281,720

Total Consumer Discretionary		22,754,651

Consumer Staples - 2.7%

BJ’s Wholesale Club Holdings, Inc.*	47,000	2,961,470

The Simply Good Foods Co.*	59,000	2,158,810

Total Consumer Staples		5,120,280

Energy - 5.0%

Cactus, Inc., Class A	78,000	3,300,960

Magnolia Oil & Gas Corp., Class A1	100,000	2,090,000

Matador Resources Co.	77,000	4,028,640

Total Energy		9,419,600

Financials - 8.3%

AvidXchange Holdings, Inc.*	94,700	982,986

Flywire Corp.*	72,000	2,234,880

Hamilton Lane, Inc., Class A	53,000	4,238,940

MVB Financial Corp.	55,000	1,159,400

PJT Partners, Inc., Class A	24,700	1,720,108

ProAssurance Corp.	120,000	1,810,800

Victory Capital Holdings, Inc., Class A	112,000	3,532,480

Total Financials		15,679,594

Health Care - 14.2%

Addus HomeCare Corp.*	14,500	1,344,150

Ascendis Pharma A/S, ADR (Denmark)*	24,100	2,150,925

AtriCure, Inc.*	50,000	2,468,000

Certara, Inc.*	35,000	637,350

	Shares	Value

Day One Biopharmaceuticals, Inc.*	74,100	$884,754

HealthEquity, Inc.*	42,000	2,651,880

Inspire Medical Systems, Inc.*	7,500	2,434,800

Intra-Cellular Therapies, Inc.*	32,500	2,057,900

MoonLake Immunotherapeutics (Switzerland)*	2,100	107,100

Phreesia, Inc.*	53,000	1,643,530

PTC Therapeutics, Inc.*	44,000	1,789,480

Reata Pharmaceuticals, Inc., Class A*,1	25,000	2,549,000

Shockwave Medical, Inc.*	5,200	1,484,132

Silk Road Medical, Inc.*	29,700	964,953

Treace Medical Concepts, Inc.*	80,700	2,064,306

Xenon Pharmaceuticals, Inc. (Canada)*	40,000	1,540,000

Total Health Care		26,772,260

Industrials - 31.3%

ACV Auctions, Inc., Class A*	126,000	2,176,020

ASGN, Inc.*	10,300	778,989

The AZEK Co., Inc.*	79,000	2,392,910

Casella Waste Systems, Inc., Class A*	70,000	6,331,500

Driven Brands Holdings, Inc.*	140,000	3,788,400

EMCOR Group, Inc.	19,500	3,603,210

Esab Corp.	69,500	4,624,530

ExlService Holdings, Inc.*	24,400	3,685,864

Exponent, Inc.	30,500	2,846,260

Hexcel Corp.	40,000	3,040,800

ITT, Inc.	33,000	3,075,930

Marten Transport, Ltd.	65,000	1,397,500

Paycor HCM, Inc.*	115,000	2,722,050

RBC Bearings, Inc.*	8,700	1,891,989

Regal Rexnord Corp.	15,000	2,308,500

Saia, Inc.*	7,300	2,499,593

Tetra Tech, Inc.	16,400	2,685,336

WillScot Mobile Mini Holdings Corp.*	44,500	2,126,655

WNS Holdings, Ltd., ADR (India)*	69,000	5,086,680

Zurn Elkay Water Solutions Corp.	80,000	2,151,200
Total Industrials		59,213,916

Information Technology - 18.2%

Allegro MicroSystems, Inc.*	47,000	2,121,580

Cohu, Inc.*	24,100	1,001,596

CyberArk Software, Ltd. (Israel)*	14,000	2,188,620

JFrog, Ltd. (Israel)*	110,000	3,047,000

Kulicke & Soffa Industries, Inc. (Singapore)	46,500	2,764,425

MACOM Technology Solutions Holdings, Inc.*	39,000	2,555,670

New Relic, Inc.*	29,000	1,897,760

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 18.2% (continued)

Onto Innovation, Inc.*	21,500	$2,504,105

PowerSchool Holdings, Inc., Class A*	240,000	4,593,600

Q2 Holdings, Inc.*	27,000	834,300

Smartsheet, Inc., Class A*	53,000	2,027,780

Sprout Social, Inc., Class A*	29,500	1,361,720

Synaptics, Inc.*	33,000	2,817,540

Vertex, Inc., Class A*	125,700	2,451,150

Workiva, Inc.*	21,000	2,134,860

Total Information Technology		34,301,706

Materials - 1.0%

Avient Corp.	47,000	1,922,300

Real Estate - 1.7%

Kennedy-Wilson Holdings, Inc.	50,000	816,500

National Storage Affiliates Trust, REIT	70,000	2,438,100

Total Real Estate		3,254,600

Total Common Stocks (Cost $156,042,242)		183,367,127

	Principal Amount

Short-Term Investments - 5.4%

Joint Repurchase Agreements - 2.0%[2]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations, 2.000% -6.500%, 04/01/35 - 09/01/61, totaling $1,020,000)	$1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $1,000,423 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 -08/20/67, totaling $1,020,000)	1,000,000	1,000,000

	Principal Amount	Value

Daiwa Capital Markets America, dated 06/30/23, due 07/03/23, 5.070% total to be received $857,441 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/27/23 -07/01/53, totaling $874,221)	$857,079	$857,079

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 -05/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,857,079

	Shares

Other Investment Companies - 3.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.00%[3]	2,529,200	2,529,200

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[3]	3,793,799	3,793,799
Total Other Investment Companies		6,322,999

Total Short-Term Investments (Cost $10,180,078)		10,180,078

Total Investments - 102.4% (Cost $166,222,320)		193,547,205

Other Assets, less Liabilities - (2.4)%		(4,540,245)

Net Assets - 100.0%		$189,006,960

*	Non-income producing security.
[1]

Some of these securities, amounting to $8,666,735 or 4.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$183,367,127	—	—	$183,367,127

Short-Term Investments

Joint Repurchase Agreements	—	$3,857,079	—	3,857,079

Other Investment Companies	6,322,999	—	—	6,322,999

Total Investments in Securities	$189,690,126	$3,857,079	—	$193,547,205

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare Mid Cap Growth Fund
Fund Snapshots (unaudited)
June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	30.3

Industrials	19.6

Health Care	16.2

Consumer Discretionary	12.3

Financials	7.1

Energy	3.0

Materials	2.8

Communication Services	2.6

Real Estate	2.3

Consumer Staples	1.3

Short-Term Investments	2.7

Other Assets, less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets

O’Reilly Automotive, Inc.	2.9

Palo Alto Networks, Inc.	2.8

Synopsys, Inc.	2.7

Gartner, Inc.	2.7

Waste Connections, Inc. (Canada)	2.6

Cintas Corp.	2.6

AmerisourceBergen Corp.	2.3

Cheniere Energy, Inc.	2.0

RenaissanceRe Holdings, Ltd. (Bermuda)	1.9

Verisk Analytics, Inc., Class A	1.9

Top Ten as a Group	24.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 97.5%

Communication Services - 2.6%

IAC, Inc.*	145,800	$9,156,240

Pinterest, Inc., Class A*	496,300	13,568,842

Take-Two Interactive Software, Inc.*	64,200	9,447,672

Total Communication Services		32,172,754

Consumer Discretionary - 12.3%

Aptiv PLC (Ireland)*	171,500	17,508,435

Brunswick Corp.	246,300	21,339,432

Five Below, Inc.*	71,200	13,993,648

Floor & Decor Holdings, Inc., Class A*,1	110,700	11,508,372

Marriott Vacations Worldwide Corp.	47,300	5,804,656

O’Reilly Automotive, Inc.*	37,600	35,919,280

Pool Corp.	36,900	13,824,216

Ross Stores, Inc.	166,700	18,692,071

Tractor Supply Co.	59,300	13,111,230

Total Consumer Discretionary		151,701,340

Consumer Staples - 1.3%

BJ’s Wholesale Club Holdings, Inc.*	259,000	16,319,590

Energy - 3.0%

Cheniere Energy, Inc.	165,900	25,276,524

Pioneer Natural Resources Co.	60,500	12,534,390

Total Energy		37,810,914

Financials - 7.1%

Brown & Brown, Inc.	161,200	11,097,008

Interactive Brokers Group, Inc., Class A	222,900	18,516,303

Nasdaq, Inc.	142,800	7,118,580

RenaissanceRe Holdings, Ltd. (Bermuda)	126,100	23,520,172

TPG, Inc.	544,020	15,918,025

WEX, Inc.*	64,300	11,707,101

Total Financials		87,877,189

Health Care - 16.2%

AmerisourceBergen Corp.	148,100	28,498,883

Argenx SE, ADR (Netherlands)*	23,800	9,275,574

Ascendis Pharma A/S, ADR (Denmark)*	121,300	10,826,025

Chemed Corp.	39,125	21,192,839

Encompass Health Corp.	224,900	15,227,979

Envista Holdings Corp.*	370,400	12,534,336

ICON PLC (Ireland)*	59,900	14,986,980

IDEXX Laboratories, Inc.*	40,500	20,340,315

Legend Biotech Corp., ADR *,1	225,700	15,580,071

Penumbra, Inc.*	11,800	4,059,908

Repligen Corp.*,1	57,548	8,140,740

	Shares	Value

Royalty Pharma PLC, Class A	343,800	$10,568,412

Stevanato Group S.P.A. (Italy)	336,300	10,889,394

Veeva Systems, Inc., Class A*	90,700	17,934,111

Total Health Care		200,055,567

Industrials - 19.6%

AMETEK, Inc.	118,900	19,247,532

AO Smith Corp.	200,800	14,614,224

Carlisle Cos., Inc.	46,400	11,902,992

Cintas Corp.	64,000	31,813,120

Copart, Inc.*	232,600	21,215,446

Equifax, Inc.	71,000	16,706,300

GFL Environmental, Inc. (Canada)	437,704	16,982,915

Knight-Swift Transportation Holdings, Inc.	204,400	11,356,464

ManpowerGroup, Inc.	55,200	4,382,880

Nordson Corp.	53,400	13,252,812

Paylocity Holding Corp.*	70,600	13,027,818

Verisk Analytics, Inc., Class A	103,300	23,348,899

Waste Connections, Inc. (Canada)	225,075	32,169,970

Watsco, Inc.[1]	34,200	13,046,274

Total Industrials		243,067,646

Information Technology - 30.3%

Amphenol Corp., Class A	255,900	21,738,705

Aspen Technology, Inc.*,1	70,500	11,816,505

Bentley Systems, Inc., Class B	361,800	19,620,414

Crowdstrike Holdings, Inc., Class A*	131,700	19,342,779

CyberArk Software, Ltd. (Israel)*	80,100	12,522,033

Elastic, N.V.*	177,100	11,355,652

Entegris, Inc.	43,700	4,842,834

Gartner, Inc.*	94,725	33,183,115

HubSpot, Inc.*	36,600	19,474,494

Keysight Technologies, Inc.*	90,200	15,103,990

Lattice Semiconductor Corp.*	104,500	10,039,315

Marvell Technology, Inc.	227,000	13,570,060

Microchip Technology, Inc.	226,700	20,310,053

Monolithic Power Systems, Inc.	34,700	18,745,981

Nice, Ltd., Sponsored ADR (Israel)*,1	86,800	17,924,200

Palo Alto Networks, Inc.*,1	135,600	34,647,156

Samsara, Inc., Class A*	215,300	5,965,963

Smartsheet, Inc., Class A*	337,400	12,908,924

Synopsys, Inc.*	76,365	33,250,084

Teradyne, Inc.	184,300	20,518,119

Tyler Technologies, Inc.*	43,300	18,033,151

Total Information Technology		374,913,527

The accompanying notes are an integral part of these financial statements.

10

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 2.8%

Martin Marietta Materials, Inc.	42,600	$19,667,994

RPM International, Inc.	162,400	14,572,152

Total Materials		34,240,146

Real Estate - 2.3%

CoStar Group, Inc.*	252,800	22,499,200

SBA Communications Corp., Class A, REIT	26,700	6,187,992

Total Real Estate		28,687,192

Total Common Stocks

(Cost $829,250,388)		1,206,845,865

	Principal Amount

Short-Term Investments - 2.7%

Joint Repurchase Agreements - 0.2%[2]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations, 2.000% -6.500%, 04/01/35 - 09/01/61, totaling $1,020,000)	$1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $357,089 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 -08/20/67, totaling $364,077)	356,938	356,938

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 -05/20/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,356,938

	Shares

Other Investment Companies - 2.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.00%[3]	12,354,439	12,354,439

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[3]	18,531,659	18,531,659

Total Other Investment Companies		30,886,098

Total Short-Term Investments
(Cost $33,243,036)		33,243,036

Total Investments - 100.2%
(Cost $862,493,424)		1,240,088,901

Other Assets, less Liabilities - (0.2)%		(2,898,736)

Net Assets - 100.0%		$1,237,190,165

*	Non-income producing security.

[1]

Some of these securities, amounting to $57,561,962 or 4.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

11

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$1,206,845,865	—	—	$1,206,845,865

Short-Term Investments

Joint Repurchase Agreements	—	$2,356,938	—	2,356,938

Other Investment Companies	30,886,098	—	—	30,886,098

Total Investments in Securities	$1,237,731,963	$2,356,938	—	$1,240,088,901

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

12

AMG TimesSquare International Small Cap Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	31.7

Financials	10.5

Consumer Staples	9.7

Consumer Discretionary	9.4

Health Care	8.3

Information Technology	8.2

Communication Services	7.8

Materials	4.0

Energy	2.8

Real Estate	1.9

Utilities	1.5

Short-Term Investments	7.0

Other Assets, less Liabilities	(2.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Steadfast Group, Ltd. (Australia)	3.3

Internet Initiative Japan, Inc. (Japan)	2.6

Nakanishi, Inc. (Japan)	2.5

Tate & Lyle PLC (United Kingdom)	2.5

Rotork PLC (United Kingdom)	2.2

Zenkoku Hosho Co., Ltd. (Japan)	2.1

Technip Energies, N.V. (France)	2.1

Sopra Steria Group SACA (France)	2.1

Saab AB, Class B (Sweden)	2.1

Rohto Pharmaceutical Co., Ltd. (Japan)	2.0

Top Ten as a Group	23.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 94.8%

Communication Services - 7.8%

Auto Trader Group PLC (United Kingdom)[1]	678,240	$5,266,211

carsales.com, Ltd. (Australia)	236,564	3,783,036

Internet Initiative Japan, Inc. (Japan)	411,500	7,756,868

IPSOS (France)	58,220	3,239,545

Kadokawa Corp. (Japan)	128,100	3,072,752

Total Communication Services		23,118,412

Consumer Discretionary - 9.4%

Arcos Dorados Holdings, Inc., Class A (Uruguay)	413,000	4,233,250

CIE Automotive, S.A. (Spain)[2]	137,478	4,206,401

Dalata Hotel Group PLC (Ireland)*	822,421	4,170,104

Games Workshop Group PLC (United Kingdom)	42,100	5,842,100

Goldwin, Inc. (Japan)	55,700	4,742,429

Shoei Co., Ltd. (Japan)	81,300	1,508,059

Spin Master Corp. (Canada)[1]	122,200	3,233,146

Total Consumer Discretionary		27,935,489

Consumer Staples - 9.7%

Kobe Bussan Co., Ltd. (Japan)	139,198	3,612,902

Lawson, Inc. (Japan)	77,800	3,449,633

Rohto Pharmaceutical Co., Ltd. (Japan)	269,100	6,066,329

Sugi Holdings Co., Ltd. (Japan)	57,097	2,551,115

Tate & Lyle PLC (United Kingdom)	809,214	7,461,115

Viscofan, S.A. (Spain)	80,800	5,584,868

Total Consumer Staples		28,725,962

Energy - 2.8%

Pason Systems, Inc. (Canada)	100,400	870,803

Technip Energies, N.V. (France)	273,100	6,291,153

TGS ASA (Norway)	84,000	1,251,672

Total Energy		8,413,628

Financials - 10.5%

FinecoBank Banca Fineco S.P.A. (Italy)	166,113	2,235,983

Nordnet AB publ (Sweden)	116,587	1,562,007

Patria Investments, Ltd., Class A (Cayman Islands)	218,600	3,125,980

St James’s Place PLC (United Kingdom)	255,241	3,529,869

Steadfast Group, Ltd. (Australia)	2,446,283	9,804,869

Topdanmark AS (Denmark)	96,711	4,754,091

Zenkoku Hosho Co., Ltd. (Japan)	181,009	6,293,984

Total Financials		31,306,783

Health Care - 8.3%

ALK-Abello A/S (Denmark)*	155,400	1,697,938

Amplifon S.P.A. (Italy)	80,595	2,956,209

	Shares	Value

As One Corp. (Japan)	86,200	$3,420,620

BML, Inc. (Japan)	66,500	1,341,395

CompuGroup Medical SE & Co. KgaA (Germany)	36,800	1,813,031

Gerresheimer AG (Germany)	31,200	3,512,324

Nakanishi, Inc. (Japan)[2]	338,100	7,487,143

Siegfried Holding AG (Switzerland)	2,900	2,398,041

Total Health Care		24,626,701

Industrials - 30.7%

Ag Growth International, Inc. (Canada)	111,000	4,245,609

ALS, Ltd. (Australia)	399,900	2,988,108

APM Human Services International, Ltd. (Australia)	2,680,100	3,787,344

Arcadis, N.V. (Netherlands)	137,900	5,767,567

AZ-COM MARUWA Holdings, Inc. (Japan)[2]	197,400	2,658,220

BayCurrent Consulting, Inc. (Japan)	42,200	1,586,803

Befesa, S.A. (Luxembourg)[1,2]	22,561	862,193

Bodycote PLC (United Kingdom)	554,939	4,517,592

Cleanaway Waste Management, Ltd. (Australia)	1,206,700	2,087,574

Daiei Kankyo Co., Ltd. (Japan)	238,800	4,216,823

Diploma PLC (United Kingdom)	127,500	4,839,492

Hensoldt AG (Germany)	96,000	3,153,102

Howden Joinery Group PLC (United Kingdom)	356,263	2,910,801

Interpump Group S.P.A. (Italy)	34,257	1,905,269

IPH, Ltd. (Australia)	1,149,640	6,028,442

Meitec Corp. (Japan)	181,100	3,124,857

Nexans, S.A. (France)	41,600	3,607,571

Organo Corp. (Japan)	177,500	5,246,984

Rotork PLC (United Kingdom)	1,651,300	6,398,206

Saab AB, Class B (Sweden)	112,600	6,095,715

SGL Carbon SE (Germany)*,2	107,400	990,110

SMS Co., Ltd. (Japan)	156,300	3,143,408

SPIE, S.A. (France)[2]	163,000	5,271,272

THK Co., Ltd. (Japan)	70,100	1,442,854

Valmet Oyj (Finland)[2]	158,600	4,414,869

Total Industrials		91,290,785

Information Technology - 8.2%

Accton Technology Corp. (Taiwan)	273,300	3,074,135

CyberArk Software, Ltd. (Israel)*	26,500	4,142,745

Fortnox AB (Sweden)	272,900	1,611,443

Indra Sistemas, S.A. (Spain)[2]	120,100	1,519,351

Keywords Studios PLC (Ireland)	178,771	4,109,409

Nova, Ltd. (Israel)*	20,700	2,428,110

Socionext, Inc. (Japan)	8,700	1,276,499

The accompanying notes are an integral part of these financial statements.

14

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 8.2% (continued)

Sopra Steria Group SACA (France)	31,393	$6,267,466

Total Information Technology		24,429,158

Materials - 4.0%

Fuso Chemical Co., Ltd. (Japan)	77,700	2,443,970

Huhtamaki Oyj (Finland)[2]	125,300	4,112,164

Osisko Gold Royalties, Ltd. (Canada)	139,200	2,139,356

Verallia, S.A. (France)[1]	81,500	3,061,315

Total Materials		11,756,805

Real Estate - 1.9%

Safestore Holdings PLC, REIT (United Kingdom)	302,500	3,274,291

The UNITE Group PLC, REIT (United Kingdom)	222,900	2,469,146

Total Real Estate		5,743,437

Utilities - 1.5%

Nippon Gas Co., Ltd. (Japan)	322,500	4,539,939

Total Common Stocks (Cost $251,964,332)		281,887,099

Preferred Stock - 1.0%

Industrials - 1.0%

Jungheinrich AG, 2.190% (Germany)	80,200	2,940,085

Total Preferred Stock (Cost $2,824,859)		2,940,085

	Principal Amount

Short-Term Investments - 7.0%

Joint Repurchase Agreements - 4.1%[3]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,530,512 (collateralized by various U.S. Government Agency Obligations, 2.000% -6.500%, 04/01/35 - 09/01/61, totaling $1,560,464)	$1,529,867	1,529,867

Cantor Fitzgerald Securities, Inc., dated 06/30/23, due 07/03/23, 5.080% total to be received $2,077,303 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/13/23 - 02/20/73, totaling $2,117,953)	2,076,424	2,076,424

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $3,062,789 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 -05/20/53, totaling $3,122,728)	$3,061,498	$3,061,498

Santander U.S. Capital Markets LLC, dated 06/30/23, due 07/03/23, 5.140% total to be received $3,001,553 (collateralized by various U.S. Government Agency Obligations, 2.130% -6.464%, 09/25/24 - 04/20/71, totaling $3,060,273)	3,000,268	3,000,268

State of Wisconsin Investment Board, dated 06/30/23, due 07/03/23, 5.150% total to be received $2,577,321 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 -02/15/51, totaling $2,627,801)	2,576,215	2,576,215

Total Joint Repurchase Agreements		12,244,272

	Shares

Other Investment Companies - 2.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.00%[4]	3,398,950	3,398,950

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[4]	5,098,427	5,098,427

Total Other Investment Companies		8,497,377

Total Short-Term Investments (Cost $20,741,649)		20,741,649

Total Investments - 102.8% (Cost $275,530,840)		305,568,833

Other Assets, less Liabilities - (2.8)%		(8,360,294)

Net Assets - 100.0%		$297,208,539

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $12,422,865 or 4.2% of net assets.

[2]

Some of these securities, amounting to $13,367,042 or 4.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real	Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

15

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$8,763,201	$82,527,584	—	$91,290,785

Financials	3,125,980	28,180,803	—	31,306,783

Consumer Staples	7,461,115	21,264,847	—	28,725,962

Consumer Discretionary	7,466,396	20,469,093	—	27,935,489

Health Care	—	24,626,701	—	24,626,701

Information Technology	10,680,264	13,748,894	—	24,429,158

Communication Services	—	23,118,412	—	23,118,412

Materials	2,139,356	9,617,449	—	11,756,805

Energy	870,803	7,542,825	—	8,413,628

Real Estate	—	5,743,437	—	5,743,437

Utilities	—	4,539,939	—	4,539,939

Preferred Stock

Industrials	—	2,940,085	—	2,940,085

Short-Term Investments

Joint Repurchase Agreements	—	12,244,272	—	12,244,272

Other Investment Companies	8,497,377	—	—	8,497,377

Total Investment in Securities	$49,004,492	$256,564,341	—	$305,568,833

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Australia	10.0

Canada	3.7

Cayman Islands	1.1

Denmark	2.3

Finland	3.0

France	9.7

Germany	4.4

Ireland	2.9

Israel	2.3

Italy	2.5

Japan	28.4

Country	% of Long-Term Investments

Luxembourg	0.3

Netherlands	2.0

Norway	0.4

Spain	4.0

Sweden	3.3

Switzerland	0.8

Taiwan	1.1

United Kingdom	16.3

Uruguay	1.5

100.0

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare Emerging Markets Small Cap Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	%of Net Assets

Information Technology	23.0

Consumer Discretionary	18.0

Financials	13.5

Health Care	12.9

Industrials	11.7

Communication Services	9.4

Materials	4.9

Real Estate	3.2

Consumer Staples	2.3

Energy	1.8

Other Assets, less Liabilities	(0.7)

TOP TEN HOLDINGS

Security Name	%of Net Assets

KINX, Inc. (South Korea)	2.0

Green World FinTech Service Co., Ltd. (Taiwan)	2.0

Jeisys Medical, Inc. (South Korea)	1.9

PharmaResearch Co., Ltd. (South Korea)	1.9

Andes Technology Corp. (Taiwan)	1.9

AKR Corporindo Tbk PT (Indonesia)	1.8

Metrodata Electronics Tbk PT (Indonesia)	1.7

eCloudvalley Digital Technology Co., Ltd. (Taiwan)	1.7

Kalyan Jewellers India, Ltd. (India)	1.6

SFA Engineering Corp. (South Korea)	1.6

Top Ten as a Group	18.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 100.0%

Communication Services - 9.4%

AL Yah Satellite Communications Co.-PJSC-Yah

Sat (United Arab Emirates)	19,900	$13,816

Arabian Contracting Services Co. (Saudi Arabia)	400	18,994

Converge ICT Solutions, Inc. (Philippines)*	94,400	18,718

KINX, Inc. (South Korea)	700	34,764

Megacable Holdings SAB de CV (Mexico)	8,100	18,768

The One Enterprise Public Co., Ltd. (Thailand)	130,300	19,339

Railtel Corp. of India, Ltd. (India)	16,900	26,996

TIME dotCom Bhd (Malaysia)	9,700	10,819

Total Communication Services		162,214

Consumer Discretionary - 18.0%

AEON Motor Co., Ltd. (Taiwan)	13,100	16,003

Alamar Foods (Saudi Arabia)	600	20,956

Apollo Tyres, Ltd. (India)	4,200	20,859

Arcos Dorados Holdings, Inc., Class A (Uruguay)	1,800	18,450

China Automotive Engineering Research Institute Co., Ltd., Class A (China)	4,900	13,951

Despegar.com Corp. (Argentina)*	2,900	20,445

JUMBO SA (Greece)	800	21,998

Kalyan Jewellers India, Ltd. (India)*	15,563	27,980

Minor International PCL (Thailand)	21,800	21,110

momo.com, Inc. (Taiwan)	32	709

MR DIY Group M Bhd (Malaysia)[1]	58,500	19,960

OPAP, S.A. (Greece)	1,300	22,670

Raymond, Ltd. (India)	1,100	22,779

Restaurant Brands Asia, Ltd. (India)*	10,923	14,363

Tam Jai International Co., Ltd. (Hong Kong)	107,100	24,673

Varroc Engineering, Ltd. (India)*,1	5,400	22,234

Total Consumer Discretionary		309,140

Consumer Staples - 2.3%

Coca-Cola Icecek A.S. (Turkey)	1,100	11,142

Dada Nexus, Ltd., ADR (China)*	2,000	10,620

Fraser & Neave Holdings Bhd (Malaysia)	3,300	17,854

Total Consumer Staples		39,616

Energy - 1.8%

AKR Corporindo Tbk PT (Indonesia)	333,000	31,592

Financials - 13.5%

Bangkok Commercial Asset Management PCL (Thailand)	55,700	16,841

BSE, Ltd. (India)	3,100	23,053

Central Depository Services India, Ltd. (India)	1,400	18,988

The Co. for Cooperative Insurance (Saudi Arabia)	600	22,396

	Shares	Value

Green World FinTech Service Co., Ltd. (Taiwan)	1,987	$33,512

One 97 Communications, Ltd. (India)*	2,000	21,203

Patria Investments, Ltd., Class A (Cayman Islands)	900	12,870

PB Fintech, Ltd. (India)*	2,800	23,843

Prudent Corporate Advisory Services, Ltd. (India)	2,000	24,008

Tracxn Technologies, Ltd. (India)*	11,621	11,496

Yeahka, Ltd. (China)*	10,500	23,542

Total Financials		231,752

Health Care - 12.9%

Arrail Group, Ltd. (China)*,1	17,800	17,059

Bora Pharmaceuticals Co., Ltd. (Taiwan)	800	20,039

Hypera, S.A. (Brazil)	2,400	23,127

Jeisys Medical, Inc. (South Korea)*	4,200	33,091

Jinxin Fertility Group, Ltd. (China)[1]	34,500	18,300

Lotus Pharmaceutical Co., Ltd. (Taiwan)	1,200	12,590

PharmaResearch Co., Ltd. (South Korea)	300	32,861

Rainbow Children’s Medicare, Ltd. (India)	1,300	15,272

Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	3,800	12,511

T&L Co., Ltd. (South Korea)	600	24,869

Universal Vision Biotechnology Co., Ltd. (Taiwan)*	836	11,419

Total Health Care		221,138

Industrials - 11.0%

Allcargo Logistics, Ltd. (India)	4,600	15,976

Allcargo Terminals, Ltd. (India)[2]	13,900	7,288

Container Corp. Of India, Ltd. (India)	200	1,617

Cowintech Co., Ltd. (South Korea)	836	22,822

GMM Pfaudler, Ltd. (India)	1,000	18,074

Grupo Traxion SAB de CV (Mexico)*,1	7,700	14,629

Hanwha Aerospace Co., Ltd. (South Korea)	200	19,370

IndiaMart InterMesh, Ltd. (India)[1]	400	13,750

InPost, S.A. (Poland)*	1,800	19,535

Maharah Human Resources Co. (Saudi Arabia)	1,560	23,524

SFA Engineering Corp. (South Korea)	1,000	27,426

TransIndia Realty and Logistics (India)[2]	13,900	5,649

Total Industrials		189,660

Information Technology - 23.0%

Accton Technology Corp. (Taiwan)	700	7,874

Alchip Technologies, Ltd. (Taiwan)	400	23,170

Andes Technology Corp. (Taiwan)	2,100	32,262

Brogent Technologies, Inc. (Taiwan)*	5,200	21,429

Chinasoft International, Ltd. (China)	37,800	23,839

Chindata Group Holdings, Ltd., ADR (China)*	2,700	19,332

The accompanying notes are an integral part of these financial statements.

18

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.0%
(continued)

Cyient, Ltd. (India)	1,400	$25,657

eCloudvalley Digital Technology Co., Ltd. (Taiwan)	5,951	28,689

Elite Material Co., Ltd. (Taiwan)	1,800	14,138

Eo Technics Co., Ltd. (South Korea)	100	8,568

Intellian Technologies, Inc. (South Korea)	400	22,426

LiveChat Software, S.A. (Poland)	300	9,510

Locaweb Servicos de Internet, S.A. (Brazil)[1]	11,300	20,272

Metrodata Electronics Tbk PT (Indonesia)	848,800	29,723

Route Mobile, Ltd. (India)	1,382	26,898

Tong Hsing Electronic Industries, Ltd. (Taiwan)	3,400	20,066

TOTVS, S.A. (Brazil)	3,259	20,494

Venustech Group, Inc., Class A (China)	3,400	13,957

WinWay Technology Co., Ltd. (Taiwan)	500	12,536

WONIK IPS Co., Ltd. (South Korea)	600	15,033

Total Information Technology		395,873

Materials - 4.9%

Dongsung Finetec Co., Ltd. (South Korea)	2,100	19,774

EPL, Ltd. (India)	10,000	26,212

Samator Indo Gas Tbk PT (Indonesia)	190,100	23,838

SKC Co., Ltd. (South Korea)	200	14,918

Total Materials		84,742

*	Non-income producing security.

#	Less than 0.05%.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $126,204 or 7.3% of net assets.

	Shares	Value

Real Estate - 3.2%

Cencosud Shopping, S.A. (Chile)	8,200	$14,769

Corp. Inmobiliaria Vesta SAB de CV (Mexico)	5,000	16,229

Multiplan Empreendimentos Imobiliarios, S.A. (Brazil)	4,100	23,770

Total Real Estate		54,768

Total Common Stocks
(Cost $1,489,216)		1,720,495

Rights - 0.0%#

Information Technology - 0.0%#

Intellian Technologies, Inc. (excercise price 58,300.00 South Korean Won), 07/13/23, (South Korea)* (Cost $0)	50	573

Participation Notes - 0.7%

Industrials - 0.7%

Masan Group Corp., 11/24/23 (JPMorgan) (Vietnam)	3,940	12,594

Total Participation Notes
(Cost $8,149)		12,594

Total Investments - 100.7%
(Cost $1,497,365)		1,733,662

Other Assets, less Liabilities - (0.7)%		(12,544)

Net Assets - 100.0%		$1,721,118

[2]	Security’s value was determined by using significant unobservable inputs.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$89,821	$306,052	—	$395,873

Consumer Discretionary	81,849	227,291	—	309,140

Financials	35,266	196,486	—	231,752

Health Care	52,697	168,441	—	221,138

Industrials	14,629	162,094	$12,937	189,660

Communication Services	32,584	129,630	—	162,214

Materials	23,838	60,904	—	84,742

Real Estate	54,768	—	—	54,768

Consumer Staples	10,620	28,996	—	39,616

Energy	—	31,592	—	31,592

Rights†	—	573	—	573

Participation Notes†	—	12,594	—	12,594

Total Investment in Securities	$396,072	$1,324,653	$12,937	$1,733,662

†

All participation notes and rights held in the Fund are Level 2 securities. For a detailed breakout of participation notes and rights by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare Emerging Markets Small Cap Fund Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2023:

Common Stock
Balance as of December 31, 2022	—

Accrued discounts (premiums)	—

Realized gain (loss)	—

Change in unrealized appreciation/depreciation	—

Spin-off Corporate Actions	$12,937

Purchases	—

Sales	—

Transfers in to Level 3	—

Transfers out of Level 3
Balance as of June 30, 2023	$12,937

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2023	—

	Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2023	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)

Common Stock	$12,937	Market Approach	Price decline of parent company post Spin-off	N/A	N/A	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Argentina	1.2

Brazil	5.1

Cayman Islands	0.7

Chile	0.8

China	8.8

Greece	2.6

Hong Kong	1.4

India	23.9

Indonesia	4.9

Malaysia	2.8

Mexico	2.9

Philippines	1.1

Country	% of Long-Term Investments

Poland	1.7

Saudi Arabia	5.0

South Korea	15.9

Taiwan	14.7

Thailand	3.3

Turkey	0.6

United Arab Emirates	0.8

Uruguay	1.1

Vietnam	0.7

100.0

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare Global Small Cap Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	%of Net Assets

Industrials	33.0

Financials	14.0

Information Technology	13.7

Consumer Discretionary	12.9

Consumer Staples	9.7

Health Care	7.3

Communication Services	4.1

Materials	2.3

Energy	2.0

Real Estate	1.2

Utilities	1.1

Short-Term Investments	0.5

Other Assets, less Liabilities	(1.8)

TOP TEN HOLDINGS

Security Name	%of Net Assets

Casella Waste Systems, Inc., Class A (United States)	3.2

Steadfast Group, Ltd. (Australia)	2.5

Esab Corp. (United States)	2.4

Chemed Corp. (United States)	2.4

Performance Food Group Co. (United States)	2.3

CyberArk Software, Ltd. (Israel)	2.1

Internet Initiative Japan, Inc. (Japan)	2.0

WNS Holdings, Ltd., ADR (India)	1.9

EMCOR Group, Inc. (United States)	1.9

Nice, Ltd., Sponsored ADR (Israel)	1.8

Top Ten as a Group	22.5

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

22

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 101.3%

Communication Services - 4.1%

Auto Trader Group PLC (United Kingdom)[1]	1,300	$10,094

Integral Ad Science Holding Corp. (United States)*	775	13,935

Internet Initiative Japan, Inc. (Japan)	1,800	33,930

Kadokawa Corp. (Japan)	450	10,794

Total Communication Services		68,753

Consumer Discretionary - 12.9%

Arcos Dorados Holdings, Inc., Class A (Uruguay)	1,700	17,425

Brunswick Corp. (United States)	200	17,328

CIE Automotive, S.A. (Spain)	800	24,477

Dalata Hotel Group PLC (Ireland)*	3,700	18,761

Games Workshop Group PLC (United Kingdom)	100	13,877

Goldwin, Inc. (Japan)	150	12,771

Hilton Grand Vacations, Inc. (United States)*,2	600	27,264

momo.com, Inc. (Taiwan)	308	6,826

Planet Fitness, Inc., Class A (United States)*	300	20,232

Spin Master Corp. (Canada)[1]	500	13,229

Topgolf Callaway Brands Corp. (United States)*,2	925	18,361

Visteon Corp. (United States)*	200	28,722

Total Consumer Discretionary		219,273

Consumer Staples - 9.7%

Kobe Bussan Co., Ltd. (Japan)	625	16,222

Lawson, Inc. (Japan)	300	13,302

MatsukiyoCocokara & Co. (Japan)	500	28,086

Performance Food Group Co. (United States)*	650	39,156

Rohto Pharmaceutical Co., Ltd. (Japan)	875	19,725

Tate & Lyle PLC (United Kingdom)	2,800	25,816

Viscofan, S.A. (Spain)	325	22,464

Total Consumer Staples		164,771

Energy - 2.0%

Pason Systems, Inc. (Canada)	600	5,204

Technip Energies, N.V. (France)	800	18,429

TGS ASA (Norway)	700	10,431

Total Energy		34,064

Financials - 14.0%

FinecoBank Banca Fineco S.P.A. (Italy)	900	12,115

Jack Henry & Associates, Inc. (United States)	150	25,099

Nordnet AB publ (Sweden)	800	10,718

Patria Investments, Ltd.,

Class A (Cayman Islands)	1,100	15,730

PJT Partners, Inc., Class A (United States)	300	20,892

RenaissanceRe Holdings, Ltd. (Bermuda)	150	27,978

	Shares	Value

St James’s Place PLC (United Kingdom)	1,300	$17,978

Steadfast Group, Ltd. (Australia)	10,425	41,784

Topdanmark AS (Denmark)	400	19,663

Webster Financial Corp. (United States)	800	30,200

Zenkoku Hosho Co., Ltd. (Japan)	475	16,517

Total Financials		238,674

Health Care - 7.3%

ALK-Abello A/S (Denmark)*	900	9,834

Amplifon S.P.A. (Italy)	300	11,004

As One Corp. (Japan)	200	7,936

Chemed Corp. (United States)	75	40,625

Encompass Health Corp. (United States)	350	23,699

Nakanishi, Inc. (Japan)	800	17,716

Reata Pharmaceuticals, Inc., Class A (United States)*	125	12,745

Total Health Care		123,559

Industrials - 33.0%

Ag Growth International, Inc. (Canada)	550	21,037

Arcadis, N.V. (Netherlands)	300	12,547

AZ-COM MARUWA Holdings, Inc. (Japan)	900	12,120

The AZEK Co., Inc. (United States)*	900	27,261

Casella Waste Systems, Inc., Class A (United States)*	600	54,270

Daiei Kankyo Co., Ltd. (Japan)	700	12,361

Diploma PLC (United Kingdom)	400	15,183

EMCOR Group, Inc. (United States)	175	32,337

Esab Corp. (United States)	625	41,587

Exponent, Inc. (United States)	300	27,996

Hexcel Corp. (United States)	350	26,607

Interpump Group S.P.A. (Italy)	200	11,123

IPH, Ltd. (Australia)	3,921	20,561

KION Group AG (Germany)	266	10,723

Marten Transport, Ltd. (United States)	900	19,350

Nexans, S.A. (France)	225	19,512

Regal Rexnord Corp. (United States)	150	23,085

Rotork PLC (United Kingdom)	4,600	17,823

Saab AB, Class B (Sweden)	400	21,654

SMS Co., Ltd. (Japan)	600	12,067

Tetra Tech, Inc. (United States)	100	16,374

Valmet Oyj (Finland)[2]	550	15,310

The Weir Group PLC (United Kingdom)	1,300	29,023

WillScot Mobile Mini Holdings Corp. (United States)*	600	28,674

The accompanying notes are an integral part of these financial statements.

23

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 33.0% (continued)

WNS Holdings, Ltd., ADR (India)*	450	$33,174

Total Industrials		561,759

Information Technology - 13.7%

Accton Technology Corp. (Taiwan)	900	10,123

CyberArk Software, Ltd. (Israel)*	225	35,174

Fortnox AB (Sweden)	2,000	11,810

Keywords Studios PLC (Ireland)	600	13,792

MACOM Technology Solutions Holdings, Inc. (United States)*	350	22,935

Nice, Ltd., Sponsored ADR (Israel)*	150	30,975

Onto Innovation, Inc. (United States)*	125	14,559

Simplex Holdings, Inc. (Japan)	1,500	27,492

Sopra Steria Group SACA (France)	100	19,965

Synaptics, Inc. (United States)*	350	29,883

TOTVS, S.A. (Brazil)	2,583	16,243

Total Information Technology		232,951

Materials - 2.3%

Avient Corp. (United States)	450	18,405

Huhtamaki Oyj (Finland)[2]	300	9,845

Verallia, S.A. (France)[1]	300	11,269

Total Materials		39,519

	Shares	Value

Real Estate - 1.2%

National Storage Affiliates Trust, REIT (United States)	600	$20,898

Utilities - 1.1%

Nippon Gas Co., Ltd. (Japan)	1,300	18,301

Total Common Stocks (Cost $1,536,447)		1,722,522

	Principal Amount

Short-Term Investments - 0.5%

Joint Repurchase Agreements - 0.5%[3]

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $8,741 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $8,912)	$8,737	8,737

Total Short-Term Investments (Cost $8,737)		8,737
Total Investments - 101.8% (Cost $1,545,184)		1,731,259

Other Assets, less Liabilities - (1.8)%		(29,879)

Net Assets - 100.0%		$1,701,380

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $34,592 or 2.0% of net assets.

[2]

Some of these securities, amounting to $53,373 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

24

AMG TimesSquare Global Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$351,752	$210,007	—	$561,759

Financials	119,899	118,775	—	238,674

Information Technology	163,561	69,390	—	232,951

Consumer Discretionary	142,561	76,712	—	219,273

Consumer Staples	64,972	99,799	—	164,771

Health Care	77,069	46,490	—	123,559

Communication Services	13,935	54,818	—	68,753

Materials	18,405	21,114	—	39,519

Energy	5,204	28,860	—	34,064

Real Estate	20,898	—	—	20,898

Utilities	—	18,301	—	18,301

Short-Term Investments

Joint Repurchase Agreements	—	8,737	—	8,737

Total Investment in Securities	$978,256	$753,003	—	$1,731,259

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Australia	3.6

Bermuda	1.6

Brazil	1.0

Canada	2.3

Cayman Islands	0.9

Denmark	1.7

Finland	1.5

France	4.0

Germany	0.6

India	1.9

Ireland	1.9

Israel	3.8

Country	% of Long-Term Investments

Italy	2.0

Japan	15.1

Netherlands	0.7

Norway	0.6

Spain	2.7

Sweden	2.6

Taiwan	1.0

United Kingdom	7.5

United States	42.0

Uruguay	1.0

100.0

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities (unaudited) June 30, 2023

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $8,666,735, $57,561,962, $13,367,042, $0, and $53,373, respectively)	$193,547,205	$1,240,088,901	$305,568,833	$1,733,662	$1,731,259

Foreign currency[2]	—	—	4,014,629	7,461	2,795

Receivable for investments sold	1,032,908	228,840	165,399	15,697	3,765

Dividend and interest receivables	98,477	296,202	1,632,574	2,832	3,098

Securities lending income receivable	943	4,583	3,585	—	8

Receivable for Fund shares sold	55,146	539,570	149,916	—	—

Receivable from affiliate	6,808	—	—	9,609	5,714

Prepaid expenses and other assets	22,118	49,234	29,518	514	20

Total assets	194,763,605	1,241,207,330	311,564,454	1,769,775	1,746,659

Liabilities:

Payable upon return of securities loaned	3,857,079	2,356,938	12,244,272	—	8,737

Payable for investments purchased	1,693,487	144,527	1,423,404	6,455	1,835

Payable for Fund shares repurchased	13,794	371,983	246,903	—	—

Payable for foreign capital gains tax	—	—	—	5,568	—

Due to custodian	—	—	—	7,031	3,625

Accrued expenses:

Investment advisory and management fees	120,962	781,766	190,293	1,332	990

Administrative fees	22,968	148,437	38,059	210	212

Shareholder service fees	3,031	79,694	12,926	—	—

Other	45,324	133,820	200,058	28,061	29,880

Total liabilities	5,756,645	4,017,165	14,355,915	48,657	45,279

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$189,006,960	$1,237,190,165	$297,208,539	$1,721,118	$1,701,380

[1] Investments at cost	$166,222,320	$862,493,424	$275,530,840	$1,497,365	$1,545,184

[2] Foreign currency at cost	—	—	$3,933,011	$7,461	$2,728

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Net Assets Represent:

Paid-in capital	$174,233,017	$854,852,495	$483,164,434	$2,749,992	$1,772,273

Total distributable earnings (loss)	14,773,943	382,337,670	(185,955,895)	(1,028,874)	(70,893)

Net Assets	$189,006,960	$1,237,190,165	$297,208,539	$1,721,118	$1,701,380

Class N:

Net Assets	$15,291,678	$401,966,124	$11,056,816	$79,213	$56,929

Shares outstanding	1,427,197	27,171,172	783,955	8,435	5,556

Net asset value, offering and redemption price per share	$10.71	$14.79	$14.10	$9.39	$10.25

Class I:

Net Assets	$9,116,267	$381,047,240	$138,074,040	$387,729	$33,638

Shares outstanding	796,782	24,137,304	9,766,057	40,887	3,265

Net asset value, offering and redemption price per share	$11.44	$15.79	$14.14	$9.48	$10.30

Class Z:

Net Assets	$164,599,015	$454,176,801	$148,077,683	$1,254,176	$1,610,813

Shares outstanding	14,291,171	28,612,671	10,467,514	132,321	156,325

Net asset value, offering and redemption price per share	$11.52	$15.87	$14.15	$9.48	$10.30

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations (unaudited) For the six months ended June 30, 2023

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund	AMG TimesSquare Emerging Markets Small Cap Fund	AMG TimesSquare Global Small Cap Fund

Investment Income:

Dividend income	$634,261	$4,875,977	$5,558,289	$44,376 [1]	$17,538

Interest income	517	5,364	1,060	—	—

Securities lending income	6,509	23,474	15,022	3	51

Foreign withholding tax	—	(21,406)	(533,227)	(3,196)	(1,726)

Total investment income	641,287	4,883,409	5,041,144	41,183	15,863

Expenses:

Investment advisory and management fees	852,859	4,581,820	1,386,692	18,761	6,193

Administrative fees	161,935	869,966	277,338	2,962	1,327

Distribution fees - Class N	—	—	—	91	70

Shareholder servicing fees - Class N	31,806	378,440	13,836	55	—

Shareholder servicing fees - Class I	3,279	88,464	103,827	—	—

Professional fees	25,401	50,221	30,504	20,335	17,240

Custodian fees	22,200	58,361	89,129	34,822	17,860

Registration fees	17,904	33,079	27,903	545	534

Trustee fees and expenses	8,533	42,508	14,814	173	64

Reports to shareholders	5,087	41,671	36,715	983	996

Transfer agent fees	4,363	23,381	16,100	356	211

Interest expense	2,036	—	28,366	1,577	11

Miscellaneous	6,525	26,534	12,460	1,337	1,271

Total expenses before offsets	1,141,928	6,194,445	2,037,684	81,997	45,777

Expense reimbursements	(36,030)	—	—	(53,664)	(36,848)

Expense reductions	(27,725)	(36,552)	—	—	—

Net expenses	1,078,173	6,157,893	2,037,684	28,333	8,929

Net investment income (loss)	(436,886)	(1,274,484)	3,003,460	12,850	6,934

Net Realized and Unrealized Gain:

Net realized gain (loss) on investments	4,450,701	38,757,254	3,716,729	(39,800)	(1,086)

Net realized loss on foreign currency transactions	—	—	(257,258)	(3,692)	(391)

Net change in unrealized appreciation/depreciation on investments	17,816,812	126,184,324	23,243,358	396,530	130,940

Net change in unrealized appreciation/depreciation on foreign currency translations	—	316	108,744	3,052	(1)

Net realized and unrealized gain	22,267,513	164,941,894	26,811,573	356,090	129,462

Net increase in net assets resulting from operations	$21,830,627	$163,667,410	$29,815,033	$368,940	$136,396

[1]	Includes non-recurring dividends of $6,368.

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(436,886)	$(1,831,932)	$(1,274,484)	$(4,442,047)	$3,003,460	$10,230,958

Net realized gain (loss) on investments	4,450,701	(14,588,698)	38,757,254	(14,032,359)	3,459,471	(155,938,549)

Net change in unrealized appreciation/depreciation on investments	17,816,812	(86,795,211)	126,184,640	(375,856,383)	23,352,102	(147,722,857)

Net increase (decrease) in net assets resulting from operations	21,830,627	(103,215,841)	163,667,410	(394,330,789)	29,815,033	(293,430,448)

Distributions to Shareholders:

Class N	—	(4,006,378)	—	(14,196,340)	—	(92,131)

Class I	—	(580,982)	—	(12,340,247)	—	(2,705,146)

Class Z	—	(11,346,058)	—	(15,739,439)	—	(1,955,638)

Total distributions to shareholders	—	(15,933,418)	—	(42,276,026)	—	(4,752,915)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(61,472,235)	(64,127,267)	(48,813,155)	(218,353,331)	(170,786,901)	(295,725,740)

Total increase (decrease) in net assets	(39,641,608)	(183,276,526)	114,854,255	(654,960,146)	(140,971,868)	(593,909,103)

Net Assets:

Beginning of period	228,648,568	411,925,094	1,122,335,910	1,777,296,056	438,180,407	1,032,089,510

End of period	$189,006,960	$228,648,568	$1,237,190,165	$1,122,335,910	$297,208,539	$438,180,407

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG TimesSquare Emerging Markets Small Cap Fund		AMG TimesSquare Global Small Cap Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$12,850	$41,925	$6,934	$8,002

Net realized loss on investments	(43,492)	(1,049,673)	(1,477)	(229,123)

Net change in unrealized appreciation/depreciation on investments	399,582	(406,817)	130,939	(452,077)

Net increase (decrease) in net assets resulting from operations	368,940	(1,414,565)	136,396	(673,198)

Distributions to Shareholders:

Class N	—	(1,423)	—	—

Class I	—	(7,395)	—	(65)

Class Z	—	(93,111)	—	(3,369)

Total distributions to shareholders	—	(101,929)	—	(3,434)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(3,352,840)	(1,734,530)	(137,965)	(308,863)

Total decrease in net assets	(2,983,900)	(3,251,024)	(1,569)	(985,495)

Net Assets:

Beginning of period	4,705,018	7,956,042	1,702,949	2,688,444

End of period	$1,721,118	$4,705,018	$1,701,380	$1,702,949
1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$9.69	$14.09	$16.45	$13.96	$12.21	$16.90

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.09)	(0.17)	(0.11)[3]	(0.09)	(0.10)

Net realized and unrealized gain (loss) on investments	1.05	(3.62)	1.18	4.92	3.47	(0.70)

Total income (loss) from investment operations	1.02	(3.71)	1.01	4.81	3.38	(0.80)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.69)	(3.37)	(2.32)	(1.63)	(3.89)

Net Asset Value, End of Period	$10.71	$9.69	$14.09	$16.45	$13.96	$12.21

Total Return[2,4]	10.53%[5]	(26.41)%	6.72%	34.96%	27.98%	(4.38)%

Ratio of net expenses to average net assets[6]	1.18%[7]	1.17%	1.17%[8]	1.16%	1.17%	1.09%

Ratio of gross expenses to average net assets[9]	1.22%[7]	1.20%	1.19%[8]	1.20%	1.19%	1.10%

Ratio of net investment loss to average net assets[2]	(0.59)%[7]	(0.79)%	(0.97)%	(0.79)%	(0.63)%	(0.55)%

Portfolio turnover	28%[5]	50%	65%	71%	62%	63%

Net assets end of period (000’s) omitted	$15,292	$38,225	$86,941	$112,740	$105,862	$99,996

31

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.34	$14.96	$17.25	$14.53	$12.64	$17.32

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.08)	(0.15)	(0.10)[3]	(0.07)	(0.09)

Net realized and unrealized gain (loss) on investments	1.12	(3.85)	1.23	5.14	3.59	(0.70)

Total income (loss) from investment operations	1.10	(3.93)	1.08	5.04	3.52	(0.79)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.69)	(3.37)	(2.32)	(1.63)	(3.89)

Net Asset Value, End of Period	$11.44	$10.34	$14.96	$17.25	$14.53	$12.64

Total Return[2,4]	10.64%[5]	(26.34)%	6.81%	35.19%	28.13%	(4.21)%

Ratio of net expenses to average net assets[6]	1.06%[7]	1.05%	1.05%[8]	1.03%	1.01%	1.00%

Ratio of gross expenses to average net assets[9]	1.10%[7]	1.08%	1.07%[8]	1.07%	1.03%	1.01%

Ratio of net investment loss to average net assets[2]	(0.47)%[7]	(0.67)%	(0.85)%	(0.66)%	(0.47)%	(0.46)%

Portfolio turnover	28%[5]	50%	65%	71%	62%	63%

Net assets end of period (000’s) omitted	$9,116	$9,185	$12,380	$12,062	$11,333	$174,914

32

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$10.40	$15.03	$17.30	$14.55	$12.65	$17.33

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.07)	(0.14)	(0.09)[3]	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	1.14	(3.87)	1.24	5.16	3.60	(0.71)

Total income (loss) from investment operations	1.12	(3.94)	1.10	5.07	3.53	(0.79)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.69)	(3.37)	(2.32)	(1.63)	(3.89)

Net Asset Value, End of Period	$11.52	$10.40	$15.03	$17.30	$14.55	$12.65

Total Return[2,4]	10.77%[5]	(26.29)%	6.91%	35.35%	28.19%	(4.21)%

Ratio of net expenses to average net assets[6]	0.98%[7]	0.97%	0.97%[8]	0.96%	0.97%	0.96%

Ratio of gross expenses to average net assets[9]	1.02%[7]	1.00%	0.99%[8]	1.00%	0.99%	0.97%

Ratio of net investment loss to average net assets[2]	(0.39)%[7]	(0.59)%	(0.77)%	(0.59)%	(0.43)%	(0.42)%

Portfolio turnover	28%[5]	50%	65%	71%	62%	63%

Net assets end of period (000’s) omitted	$164,599	$181,238	$312,604	$320,535	$367,787	$601,789

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.12), $(0.10), and $(0.09) for Class N, Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 23, 2023, 0.02% for the fiscal years ended December 31, 2022 and 2021, 0.03% for the fiscal year ended December 31, 2020, 0.02% for the fiscal year ended 2019 and 0.01% for the fiscal year ended 2018.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

33

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$12.88	$17.24	$19.66	$17.69	$15.00	$18.40

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.06)	(0.10)[3]	(0.09)[4]	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	1.93	(3.79)	3.11	5.84	5.62	(0.78)

Total income (loss) from investment operations	1.91	(3.85)	3.01	5.75	5.55	(0.86)

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.51)	(5.43)	(3.78)	(2.86)	(2.54)

Net Asset Value, End of Period	$14.79	$12.88	$17.24	$19.66	$17.69	$15.00

Total Return[2,5]	14.83%[6]	(22.39)%	15.92%	33.03%	37.15%	(4.55)%

Ratio of net expenses to average net assets[7]	1.19%[8]	1.17%	1.17%	1.17%	1.17%	1.17%

Ratio of gross expenses to average net assets[9]	1.19%[8]	1.18%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment loss to average net assets[2]	(0.34)%[8]	(0.45)%	(0.46)%	(0.48)%	(0.38)%	(0.39)%

Portfolio turnover	20%[6]	44%	53%	74%	65%	59%

Net assets end of period (000’s) omitted	$401,966	$368,938	$535,289	$613,501	$518,267	$375,505

34

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.73	$18.31	$20.58	$18.35	$15.46	$18.86

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.04)	(0.07)[3]	(0.07)[4]	(0.05)	(0.05)

Net realized and unrealized gain (loss) on investments	2.07	(4.03)	3.25	6.08	5.80	(0.81)

Total income (loss) from investment operations	2.06	(4.07)	3.18	6.01	5.75	(0.86)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.02)	—	—	—

Net realized gain on investments	—	(0.51)	(5.43)	(3.78)	(2.86)	(2.54)

Total distributions to shareholders	—	(0.51)	(5.45)	(3.78)	(2.86)	(2.54)

Net Asset Value, End of Period	$15.79	$13.73	$18.31	$20.58	$18.35	$15.46

Total Return[2,5]	14.92%[6]	(22.23)%	16.04%	33.27%	37.33%	(4.45)%

Ratio of net expenses to average net assets[7]	1.04%[8]	1.02%	1.02%	1.04%	1.07%	1.02%

Ratio of gross expenses to average net assets[9]	1.04%[8]	1.03%	1.03%	1.05%	1.08%	1.03%

Ratio of net investment loss to average net assets[2]	(0.19)%[8]	(0.30)%	(0.31)%	(0.35)%	(0.28)%	(0.24)%

Portfolio turnover	20%[6]	44%	53%	74%	65%	59%

Net assets end of period (000’s) omitted	$381,047	$339,100	$431,797	$526,800	$472,524	$353,282

35

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.81	$18.39	$20.65	$18.39	$15.48	$18.87

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.04)	(0.06)[3]	(0.05)[4]	(0.03)	(0.04)

Net realized and unrealized gain (loss) on investments	2.07	(4.03)	3.27	6.09	5.80	(0.81)

Total income (loss) from investment operations	2.06	(4.07)	3.21	6.04	5.77	(0.85)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.04)	—	—	—

Net realized gain on investments	—	(0.51)	(5.43)	(3.78)	(2.86)	(2.54)

Total distributions to shareholders	—	(0.51)	(5.47)	(3.78)	(2.86)	(2.54)

Net Asset Value, End of Period	$15.87	$13.81	$18.39	$20.65	$18.39	$15.48

Total Return[2,5]	14.92%[6]	(22.18)%	16.10%	33.36%	37.41%	(4.39)%

Ratio of net expenses to average net assets[7]	0.99%[8]	0.97%	0.97%	0.97%	0.97%	0.97%

Ratio of gross expenses to average net assets[9]	0.99%[8]	0.98%	0.98%	0.98%	0.98%	0.98%

Ratio of net investment loss to average net assets[2]	(0.14)%[8]	(0.25)%	(0.26)%	(0.28)%	(0.18)%	(0.19)%

Portfolio turnover	20%[6]	44%	53%	74%	65%	59%

Net assets end of period (000’s) omitted	$454,177	$414,298	$810,210	$896,929	$894,390	$948,380

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), $(0.13) and $(0.12) for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11), $(0.08) and $(0.07) for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2023, and 0.01% for each fiscal year ended 2022, 2021, 2020, 2019 and 2018.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

36

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.21	$18.49	$18.44	$16.24	$12.72	$16.99

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.19 [3]	0.09	0.02	0.21 [4]	0.18

Net realized and unrealized gain (loss) on investments	0.79	(5.36)	0.14	2.18	3.55	(4.35)

Total income (loss) from investment operations	0.89	(5.17)	0.23	2.20	3.76	(4.17)

Less Distributions to Shareholders from:

Net investment income	—	(0.11)	(0.18)	—	(0.24)	(0.10)

Net Asset Value, End of Period	$14.10	$13.21	$18.49	$18.44	$16.24	$12.72

Total Return[2,5]	6.74%[6]	(27.97)%	1.25%	13.55%	29.56%	(24.54)%

Ratio of net expenses to average net assets	1.29%[7]	1.25%	1.22%	1.23%	1.23%	1.23%

Ratio of gross expenses to average net assets[8]	1.29%[7]	1.25%	1.22%	1.23%	1.23%	1.23%

Ratio of net investment income to average net assets[2]	1.44%[7]	1.33%	0.47%	0.17%	1.43%	1.07%

Portfolio turnover	29%[6]	71%	73%	57%	40%	46%

Net assets end of period (000’s) omitted	$11,057	$10,977	$21,202	$45,389	$70,532	$88,913

37

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.23	$18.52	$18.49	$16.26	$12.74	$17.08

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.21 [3]	0.12	0.05	0.24 [4]	0.20

Net realized and unrealized gain (loss) on investments	0.80	(5.37)	0.13	2.19	3.55	(4.37)

Total income (loss) from investment operations	0.91	(5.16)	0.25	2.24	3.79	(4.17)

Less Distributions to Shareholders from:

Net investment income	—	(0.13)	(0.22)	(0.01)	(0.27)	(0.17)

Net Asset Value, End of Period	$14.14	$13.23	$18.52	$18.49	$16.26	$12.74

Total Return[2,5]	6.88%[6]	(27.84)%	1.36%	13.75%	29.78%	(24.42)%

Ratio of net expenses to average net assets	1.14%[7]	1.10%	1.07%	1.08%	1.06%	1.06%

Ratio of gross expenses to average net assets[8]	1.14%[7]	1.10%	1.07%	1.08%	1.06%	1.06%

Ratio of net investment income to average net assets[2]	1.59%[7]	1.48%	0.62%	0.32%	1.60%	1.24%

Portfolio turnover	29%[6]	71%	73%	57%	40%	46%

Net assets end of period (000’s) omitted	$138,074	$260,896	$614,652	$629,502	$658,599	$538,749

38

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$13.23	$18.53	$18.50	$16.26	$12.75	$17.08

Income (loss) from Investment Operations:

Net investment income[1,2]	0.12	0.22 [3]	0.14	0.06	0.25 [4]	0.21

Net realized and unrealized gain (loss) on investments	0.80	(5.37)	0.12	2.20	3.55	(4.36)

Total income (loss) from investment operations	0.92	(5.15)	0.26	2.26	3.80	(4.15)

Less Distributions to Shareholders from:

Net investment income	—	(0.15)	(0.23)	(0.02)	(0.29)	(0.18)

Net Asset Value, End of Period	$14.15	$13.23	$18.53	$18.50	$16.26	$12.75

Total Return[2,5]	6.95%[6]	(27.78)%	1.47%	13.90%	29.77%	(24.29)%

Ratio of net expenses to average net assets	1.04%[7]	1.00%	0.97%	0.98%	0.98%	0.98%

Ratio of gross expenses to average net assets[8]	1.04%[7]	1.00%	0.97%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets[2]	1.69%[7]	1.58%	0.72%	0.42%	1.68%	1.32%

Portfolio turnover	29%[6]	71%	73%	57%	40%	46%

Net assets end of period (000’s) omitted	$148,078	$166,307	$396,236	$397,976	$401,528	$372,085

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, $0.17 and $0.18 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16, $0.18 and $0.20 for Class N, Class I and Class Z, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

39

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class N	(unaudited)	2022	2021	2020		2019	2018

Net Asset Value, Beginning of Period	$8.29	$10.52	$13.66	$11.03		$9.49	$12.32

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.01 [3]	0.03	(0.03)	0.13	[4]	0.03	0.08

Net realized and unrealized gain (loss) on investments	1.09	(2.08)	1.22	2.50		1.53	(2.34)

Total income (loss) from investment operations	1.10	(2.05)	1.19	2.63		1.56	(2.26)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.07)	(0.00	)5	(0.02)	(0.01)

Net realized gain on investments	—	(0.18)	(4.26)	—		—	(0.56)

Paid in capital	—	—	—	—		(0.00)[5]	—

Total distributions to shareholders	—	(0.18)	(4.33)	(0.00	)5	(0.02)	(0.57)

Net Asset Value, End of Period	$9.39	$8.29	$10.52	$13.66		$11.03	$9.49

Total Return[2,6]	13.39%[7]	(19.43)%	9.10%	23.86%		16.49%	(18.30)%

Ratio of net expenses to average net assets	1.79%[8,9]	1.68%[9]	1.68%[10]	1.65%		1.67%[9]	1.67%

Ratio of gross expenses to average net assets[11]	4.51%[8,9]	4.23%[9]	3.03%[10]	3.66%		4.29%	3.87%

Ratio of net investment income (loss) to average net assets[2]	0.26%[8]	0.34%	(0.19)%	1.22%		0.31%	0.68%

Portfolio turnover	42%[7]	104%	139%	129%		103%	84%

Net assets end of period (000’s) omitted	$79	$65	$49	$43		$39	$31

40

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.35	$10.56	$13.70	$11.05	$9.51	$12.35

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03 [3]	0.07	0.03	0.18 [4]	0.07	0.11

Net realized and unrealized gain (loss) on investments	1.10	(2.10)	1.23	2.51	1.53	(2.33)

Total income (loss) from investment operations	1.13	(2.03)	1.26	2.69	1.60	(2.22)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.14)	(0.04)	(0.05)	(0.06)

Net realized gain on investments	—	(0.18)	(4.26)	—	—	(0.56)

Paid in capital	—	—	—	—	(0.01)	—

Total distributions to shareholders	—	(0.18)	(4.40)	(0.04)	(0.06)	(0.62)

Net Asset Value, End of Period	$9.48	$8.35	$10.56	$13.70	$11.05	$9.51

Total Return[2,6]	13.65%[7]	(19.16)%	9.50%	24.49%	16.83%	(17.90)%

Ratio of net expenses to average net assets	1.39%[8,9]	1.28%[9]	1.28%[10]	1.25%	1.27%[9]	1.27%

Ratio of gross expenses to average net assets[11]	4.11%[8,9]	3.83%[9]	2.63%[10]	3.26%	3.89%	3.47%

Ratio of net investment income to average net assets[2]	0.66%[8]	0.74%	0.21%	1.62%	0.71%	1.08%

Portfolio turnover	42%[7]	104%	139%	129%	103%	84%

Net assets end of period (000’s) omitted	$388	$342	$434	$396	$310	$273

41

AMG TimesSquare Emerging Markets Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023
Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$8.35	$10.55	$13.70	$11.05	$9.51	$12.35

Income (loss) from Investment Operations:

Net investment income[1,2]	0.03 [3]	0.07	0.03	0.18 [4]	0.07	0.12

Net realized and unrealized gain (loss) on investments	1.10	(2.09)	1.22	2.51	1.53	(2.34)

Total income (loss) from investment operations	1.13	(2.02)	1.25	2.69	1.60	(2.22)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.14)	(0.04)	(0.05)	(0.06)

Net realized gain on investments	—	(0.18)	(4.26)	—	—	(0.56)

Paid in capital	—	—	—	—	(0.01)	—

Total distributions to shareholders	—	(0.18)	(4.40)	(0.04)	(0.06)	(0.62)

Net Asset Value, End of Period	$9.48	$8.35	$10.55	$13.70	$11.05	$9.51

Total Return[2,6]	13.53%[7]	(19.09)%	9.51%	24.40%	16.83%	(17.90)%

Ratio of net expenses to average net assets	1.39%[8,9]	1.28%[9]	1.28%[10]	1.25%	1.27%[9]	1.27%

Ratio of gross expenses to average net assets[11]	4.11%[8,9]	3.83%[9]	2.63%[10]	3.26%	3.89%	3.47%

Ratio of net investment income to average net assets[2]	0.66%[8]	0.74%	0.21%	1.62%	0.71%	1.08%

Portfolio turnover	42%[7]	104%	139%	129%	103%	84%

Net assets end of period (000’s) omitted	$1,254	$4,298	$7,473	$6,766	$5,473	$5,513

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.00), $0.01 and $0.01 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.11, $0.16 and $0.16 for Class N, Class I and Class Z, respectively.

[5]	Less than $(0.005) per share.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]

Includes interest expense totaling 0.14% for the six months ended June 30, 2023, 0.03% for the fiscal year ended December 31, 2022 and 0.02% for the fiscal year ended December 31, 2019 related to participation in the interfund lending program and bank overdrafts.

[10]	Includes expense totaling 0.03% relating to excise tax expense.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

42

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2023
Class N	(unaudited)	2022	2021	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$9.50	$12.50	$12.05	$10.84	$7.95	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	0.03	0.01	0.00 [4,5]	(0.02)	0.04	0.00	[5]

Net realized and unrealized gain (loss) on investments	0.72	(3.01)	1.31	1.23	2.95	(2.05)

Total income (loss) from investment operations	0.75	(3.00)	1.31	1.21	2.99	(2.05)

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.10)	—

Net realized gain on investments	—	—	(0.86)	—	—	—

Total distributions to shareholders	—	—	(0.86)	—	(0.10)	—

Net Asset Value, End of Period	$10.25	$9.50	$12.50	$12.05	$10.84	$7.95

Total Return[3,6]	7.90%[7]	(24.00)%	11.08%	11.16%	37.60%	(20.50)%[7]

Ratio of net expenses to average net assets	1.25%[8]	1.25%	1.25%	1.25%	1.27%[9]	1.25	%8

Ratio of gross expenses to average net assets[10]	5.42%[8]	5.17%	4.28%	6.48%	7.45%	11.67%[8,11]

Ratio of net investment income (loss) to average net assets[3]	0.54%[8]	0.15%	0.00%[12]	(0.18)%	0.42%	0.07%[8]

Portfolio turnover	32%[7]	51%	59%	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$57	$53	$69	$63	$44	$24

43

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2023
Class I	(unaudited)	2022	2021	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$9.54	$12.54	$12.09	$10.85	$7.96	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.04	0.04	0.03 [4]	0.01	0.06	0.02

Net realized and unrealized gain (loss) on investments	0.72	(3.02)	1.31	1.23	2.96	(2.06)

Total income (loss) from investment operations	0.76	(2.98)	1.34	1.24	3.02	(2.04)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.03)	—	(0.13)	—

Net realized gain on investments	—	—	(0.86)	—	—	—

Total distributions to shareholders	—	(0.02)	(0.89)	—	(0.13)	—

Net Asset Value, End of Period	$10.30	$9.54	$12.54	$12.09	$10.85	$7.96

Total Return[3,6]	7.97%[7]	(23.76)%	11.29%	11.43%	37.96%	(20.40)%[7]

Ratio of net expenses to average net assets	1.00%[8]	1.00%	1.00%	1.00%	1.02%[9]	1.00%[8]

Ratio of gross expenses to average net assets[10]	5.17%[8]	4.92%	4.03%	6.23%	7.20%	11.42%[8,11]

Ratio of net investment income to average net assets3	0.79%[8]	0.40%	0.25%	0.07%	0.67%	0.32	%8

Portfolio turnover	32%[7]	51%	59%	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$34	$31	$41	$37	$33	$24

44

AMG TimesSquare Global Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal years ended December 31,				December 31,
	June 30, 2023
Class Z	(unaudited)	2022	2021	2020	2019	2018[1]

Net Asset Value, Beginning of Period	$9.54	$12.55	$12.09	$10.86	$7.96	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.04	0.04	0.03 [4]	0.01	0.06	0.02

Net realized and unrealized gain (loss) on investments	0.72	(3.03)	1.32	1.22	2.97	(2.06)

Total income (loss) from investment operations	0.76	(2.99)	1.35	1.23	3.03	(2.04)

Less Distributions to Shareholders from:

Net investment income	—	(0.02)	(0.03)	—	(0.13)	—

Net realized gain on investments	—	—	(0.86)	—	—	—

Total distributions to shareholders	—	(0.02)	(0.89)	—	(0.13)	—

Net Asset Value, End of Period	$10.30	$9.54	$12.55	$12.09	$10.86	$7.96

Total Return[3,6]	7.97%[7]	(23.83)%	11.38%	11.33%	38.09%	(20.40)%[7]

Ratio of net expenses to average net assets	1.00%[8]	1.00%	1.00%	1.00%	1.02%[9]	1.00%[8]

Ratio of gross expenses to average net assets[10]	5.17%[8]	4.92%	4.03%	6.23%	7.20%	11.42	%[8],[11]

Ratio of net investment income to average net assets[3]	0.79%[8]	0.40%	0.25%	0.07%	0.67%	0.32%[8]

Portfolio turnover	32%[7]	51%	59%	42%	80%	22%[7]

Net assets end of period (000’s) omitted	$1,611	$1,619	$2,578	$2,186	$2,032	$1,443

[1]	Commencement of operations was on May 31, 2018.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.01 and $0.01 for Class N, Class I and Class Z, respectively.

[5]	Less than $0.005 per share.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense on interfund lending and excise tax expense totaling 0.02%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Ratio does not reflect the annualization of audit, excise tax and organization expenses.

[12]	Less than 0.005%.

45

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”), AMG TimesSquare International Small Cap Fund (“International Small Cap”), AMG TimesSquare Emerging Markets Small Cap Fund (“Emerging Markets Small Cap”) and AMG TimesSquare Global Small Cap Fund (“Global Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions

46

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2023, the impact on the expenses and expense ratios, if any, were as follows: Small Cap - $27,725 or 0.01% and Mid Cap - $36,552 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to the write-off of net operating losses for Small Cap and Mid Cap. There were no permanent differences for International Small Cap, Emerging Markets Small Cap, or Global Small Cap. Temporary differences are primarily due to qualified late-year ordinary loss deferrals and mark-to-market on passive foreign investment companies for Mid Cap Growth; and mark-to-market on passive foreign investment companies for International Small Cap, Emerging Markets Small Cap and Global Small Cap. In addition, each Fund had temporary differences due to wash sale loss deferrals.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap	$166,222,320	$36,850,296	$(9,525,411)	$27,324,885

Mid Cap	862,493,424	401,302,015	(23,706,538)	377,595,477

International Small Cap	275,530,840	43,787,243	(13,749,250)	30,037,993

Emerging Markets Small Cap	1,497,365	339,401	(103,104)	236,297

Global Small Cap	1,545,184	258,909	(72,834)	186,075

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

47

Notes to Financial Statements (continued)

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Small Cap	$14,054,444	—	$14,054,444
Mid Cap	15,972,195	—	15,972,195

International Small Cap	146,354,207	$62,434,116	208,788,323
Emerging Markets Small Cap	910,717	205,242	1,115,959

Global Small Cap	251,674	—	251,674

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Mid Cap

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	84,353	$866,828	896,662	$9,946,104	657,932	$9,044,834	2,655,998	$37,873,019

Shares issued in reinvestment of distributions	—	—	406,723	4,006,213	—	—	1,081,027	14,183,075

Shares redeemed	(2,600,903)	(26,406,292)	(3,529,240)	(35,526,177)	(2,129,423)	(29,302,912)	(6,145,647)	(87,467,481)

Net decrease	(2,516,550)	$(25,539,464)	(2,225,855)	$(21,573,860)	(1,471,491)	$(20,258,078)	(2,408,622)	$(35,411,387)

Class I:

Shares sold	110,598	$1,192,079	111,079	$1,237,865	1,771,953	$25,966,521	6,003,888	$91,051,092

Shares issued in reinvestment of distributions	—	—	55,279	580,981	—	—	876,938	12,268,364

Shares redeemed	(201,748)	(2,321,341)	(105,953)	(1,199,131)	(2,323,444)	(33,906,598)	(5,771,917)	(85,383,863)

Net increase (decrease)	(91,150)	$(1,129,262)	60,405	$619,715	(551,491)	$(7,940,077)	1,108,909	$17,935,593

Class Z:

Shares sold	1,205,791	$13,239,435	1,221,999	$14,450,187	2,278,860	$33,113,686	5,137,985	$78,962,853

Shares issued in reinvestment of distributions	—	—	1,010,145	10,677,230	—	—	1,089,566	15,319,295

Shares redeemed	(4,337,049)	(48,042,944)	(5,614,082)	(68,300,539)	(3,672,726)	(53,728,686)	(20,266,422)	(295,159,685)

Net decrease	(3,131,258)	$(34,803,509)	(3,381,938)	$(43,173,122)	(1,393,866)	$(20,615,000)	(14,038,871)	$(200,877,537)

		International Small Cap				Emerging Markets Small Cap

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	54,593	$762,684	143,240	$2,009,589	792	$7,009	5,117	$43,509

Shares issued in reinvestment of distributions	—	—	6,983	92,109	—	—	165	1,353

Shares redeemed	(101,798)	(1,437,992)	(465,959)	(6,397,061)	(211)	(1,975)	(2,100)	(20,778)

Net increase (decrease)	(47,205)	$(675,308)	(315,736)	$(4,295,363)	581	$5,034	3,182	$24,084

48

Notes to Financial Statements (continued)

	International Small Cap				Emerging Markets Small Cap

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Shares sold	475,323	$6,679,894	8,648,988	$125,632,972	—	—	—	—

Shares issued in reinvestment of distributions	—	—	198,865	2,627,008	—	—	893	$7,395

Shares redeemed	(10,430,480)	(148,261,244)	(22,311,931)	(318,198,623)	—	—	(1,083)	(10,580)

Net decrease	(9,955,157)	$(141,581,350)	(13,464,078)	$(189,938,643)	—	—	(190)	$(3,185)

Class Z:

Shares sold	668,822	$9,425,886	4,355,478	$66,368,453	—	—	527	$5,001

Shares issued in reinvestment of distributions	—	—	147,401	1,947,166	—	—	11,245	93,111

Shares redeemed	(2,771,321)	(37,956,129)	(13,315,597)	(169,807,353)	(382,500)	$(3,357,874)	(205,101)	(1,853,541)

Net decrease	(2,102,499)	$(28,530,243)	(8,812,718)	$(101,491,734)	(382,500)	$(3,357,874)	(193,329)	$(1,755,429)

		Global Small Cap

	June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount

Class I:

Shares issued in reinvestment of distributions	—	—	7	$65

Class Z:

Shares sold	—	—	4,549	$50,000

Shares issued in reinvestment of distributions	—	—	354	3,369

Shares redeemed	(13,336)	$(137,965)	(40,733)	(362,297)

Net decrease	(13,336)	$(137,965)	(35,830)	$(308,928)

At June 30, 2023, certain shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Emerging Markets Small Cap - three own 52%; Global Small Cap - three own 83%. Transactions by these shareholders may have a material impact on the Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap, International Small Cap and Global Small Cap was $3,857,079, $2,356,938, $12,244,272 and $8,737 respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

49

Notes to Financial Statements (continued)

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.79%

Mid Cap	0.79%

International Small Cap	0.75%

Emerging Markets Small Cap	0.95%

Global Small Cap	0.70%

The fee paid to TimesSquare for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap, International Small Cap, Emerging Markets Small Cap and Global Small Cap to the annual rate of 0.99%, 1.13%, 1.05%, 1.25% and 1.00%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap	$36,030	—

Mid Cap	—	—

International Small Cap	—	—

Emerging Markets Small Cap	53,664	—

Global Small Cap	36,848	—

At June 30, 2023, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	Emerging Markets Small Cap	Global Small Cap

Less than 1 year	$14,640	$95,066	$79,007

1-2 years	28,920	122,037	73,376

2-3 years	50,246	143,031	82,329

Total	$93,806	$360,134	$234,712

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of Emerging Markets Small Cap and Global Small Cap, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales

50

Notes to Financial Statements (continued)

charges. Pursuant to the Plan, Emerging Markets Small Cap and Global Small Cap may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Emerging Markets Small Cap and Global Small Cap’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Emerging Markets Small Cap’s and Global Small Cap’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Small Cap

Class N	0.20%	0.20%

Class I	0.10%	0.08%

Mid Cap

Class N	0.20%	0.20%

Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%

Class I	0.10%	0.10%

Emerging Markets Small Cap

Class N	0.15%	0.15%

Class I	0.15%	—

Global Small Cap

Class N	0.15%	—

Class I	0.15%	—

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap	$450,791	7	$517	5.980%

Mid Cap	17,944,013	2	5,364	5.455%

International Small Cap	969,406	7	1,060	5.700%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small Cap	$6,208,279	2	$2,036	5.985%

International Small Cap	12,120,795	15	28,366	5.695%

Emerging Markets Small Cap	710,099	14	1,577	5.789%

Global Small Cap	14,036	5	11	5.965%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$58,041,348	$116,220,766

Mid Cap	231,261,320	303,341,155

International Small Cap	105,737,639	271,028,437

Emerging Markets Small Cap	1,610,679	4,979,039

Global Small Cap	569,975	697,855

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral

51

Notes to Financial Statements (continued)

to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$8,666,735	$3,857,079	$5,062,002	$8,919,081

Mid Cap	57,561,962	2,356,938	55,841,511	58,198,449

International Small Cap	13,367,042	12,244,272	2,008,160	14,252,432

Global Small Cap	53,373	8,737	46,196	54,933

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.125%-4.980%	11/15/23-08/15/51

Mid Cap	U.S. Treasury Obligations	0.000%-7.500%	07/15/23-02/15/52

Fund	Collateral Type	Coupon Range	Maturity Date Range

International Small Cap	U.S. Treasury Obligations	0.125%-4.750%	01/31/24-11/15/51

Global Small Cap	U.S. Treasury Obligations	0.125%-4.980%	05/15/24-08/15/51

5. FOREIGN SECURITIES

Certain Funds may invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

52

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—

Daiwa Capital Markets America	857,079	—	857,079	857,079	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$3,857,079	—	$3,857,079	$3,857,079	—

Mid Cap

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Citigroup Global Markets, Inc.	356,938	—	356,938	356,938	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$2,356,938	—	$2,356,938	$2,356,938	—

International Small Cap

Bank of America Securities, Inc.	$1,529,867	—	$1,529,867	$1,529,867	—

Cantor Fitzgerald Securities, Inc.	2,076,424	—	2,076,424	2,076,424	—

RBC Dominion Securities, Inc.	3,061,498	—	3,061,498	3,061,498	—

Santander U.S. Capital Markets LLC	3,000,268	—	3,000,268	3,000,268	—

State of Wisconsin Investment Board	2,576,215	—	2,576,215	2,576,215	—

Total	$12,244,272	—	$12,244,272	$12,244,272	—

Global Small Cap

RBC Dominion Securities, Inc.	$8,737	—	$8,737	$8,737	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

53

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG TimesSquare Emerging Markets Small Cap Fund and AMG TimesSquare Global Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark, considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach, and noted that the Board reviews on a quarterly basis detailed information about both the

54

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above the median performance of the Peer Group and above, above, above, and below, respectively, the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to the Peer Group and the Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period, in the top quartile relative to its Peer Group for the 1-year period, and in the top third relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, below, and below, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Fund Benchmark and the Peer Group and the Fund’s longer-term underperformance relative to the Peer Group. The Trustees also noted that the Fund ranked in the top quartile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the

Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, below, and below, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s recent outperformance and longer-term underperformance relative to the Fund Benchmark and Peer Group and noted the impact of the Fund’s underperformance during certain calendar years on its longer-term performance. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2023 and for the period from the Fund’s inception on December 14, 2016 through March 31, 2023 was above the median performance of the Peer Group and above, below, below, and above, respectively, the performance of the Fund Benchmark, the MSCI Emerging Markets Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent outperformance relative to the Peer Group and the Fund Benchmark and longer-term underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 3-year period, in the top quintile relative to its Peer Group for the 5-year period and for the period from inception through March 31, 2023, and in the top third relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG TimesSquare Global Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year and 3-year periods ended March 31, 2023 and for the period from the

Fund’s inception on May 30, 2018 through March 31, 2023 was above, below, and below, respectively, the median performance of the Peer Group and above, below, and below, respectively, the performance of the Fund Benchmark, the MSCI World Small Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including reasons for the Fund’s recent outperformance and longer-term underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the

55

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the

Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and key competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were rated in the Below Average and the Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Emerging Markets Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.25%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors, and the Fund’s small size relative to its peer universe. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Global Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense

56

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*  *  *  *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment

Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each

Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

57

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

58

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

7 Times Square

42nd Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063023	SAR012

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2023

AMG Yacktman Fund
Class I: YACKX

AMG Yacktman Focused Fund
Class N: YAFFX	Class I: YAFIX

AMG Yacktman Global Fund
Class N: YFSNX	Class I: YFSIX

AMG Yacktman Special Opportunities Fund
Class I: YASSX	Class Z: YASLX

amgfunds.com	063023	SAR071

AMG Funds Semi-Annual Report — June 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Yacktman Fund	5

AMG Yacktman Focused Fund	9

AMG Yacktman Global Fund	13

AMG Yacktman Special Opportunities Fund	18

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	23

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	25

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	26

Detail of changes in assets for the past two fiscal periods

Financial Highlights	28

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	40

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	43

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	46

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first section of the following table provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG Yacktman Fund

Based on Actual Fund Return

Class I	0.70%	$1,000	$1,060	$3.58

Based on Hypothetical 5% Annual Return

Class I	0.70%	$1,000	$1,021	$3.51

AMG Yacktman Focused Fund

Based on Actual Fund Return

Class N	1.25%	$1,000	$1,072	$6.42

Class I	1.06%	$1,000	$1,073	$5.45

Based on Hypothetical 5% Annual Return

Class N	1.25%	$1,000	$1,019	$6.26

Class I	1.06%	$1,000	$1,020	$5.31

AMG Yacktman Global Fund

Based on Actual Fund Return

Class N	1.13%	$1,000	$1,063	$5.78

Class I	0.93%	$1,000	$1,063	$4.76

Based on Hypothetical 5% Annual Return

Class N	1.13%	$1,000	$1,019	$5.66

Class I	0.93%	$1,000	$1,020	$4.66

Six Months Ended June 30, 2023	Expense Ratio for the Period	Beginning Account Value 01/01/23	Ending Account Value 06/30/23	Expenses Paid During the Period*
AMG Yacktman Special Opportunities Fund

Based on Actual Fund Return

Class I	1.32%†	$1,000	$1,014	$6.59

Class Z	1.22%†	$1,000	$1,015	$6.10

Based on Hypothetical 5% Annual Return

Class I	1.32%†	$1,000	$1,018	$6.61

Class Z	1.22%†	$1,000	$1,019	$6.11

†	Includes a performance fee adjustment amounting to (0.21)% of average daily net assets which is not annualized. (See Note 2 of Notes to Financial Statements.)

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended June 30, 2023

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2023.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG Yacktman Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class I	6.01%	12.48%	9.72%	9.49%	10.28%	07/06/92

Russell 1000® Value Index[28]	5.12%	11.54%	8.11%	9.22%	9.59%	07/06/92	†

S&P 500® Index[29]	16.89%	19.59%	12.31%	12.86%	10.11%	07/06/92	†

AMG Yacktman Focused Fund2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23

Class N	7.18%	13.97%	9.76%	9.69%	9.69%	05/01/97

Class I	7.26%	14.19%	9.96%	9.88%	11.17%	07/24/12

Russell 1000® Value Index[28]	5.12%	11.54%	8.11%	9.22%	8.09%	05/01/97	†

S&P 500® Index[29]	16.89%	19.59%	12.31%	12.86%	8.78%	05/01/97	†

AMG Yacktman Global Fund2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24

Class N	6.26%	13.59%	8.88%	—	10.80%	01/30/17

Class I	6.32%	13.80%	8.99%	—	10.88%	01/30/17

MSCI World Index[30]	15.09%	18.51%	9.07%	—	10.10%	01/30/17	†

AMG Yacktman Special Opportunities Fund2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 25, 26, 27

Class I	1.42%	4.17%	4.03%	—	7.38%	06/30/15

Class Z	1.50%	4.31%	4.13%	—	5.86%	06/30/14

MSCI ACWI All Cap Index[31]	13.15%	16.02%	7.59%	—	7.07%	06/30/14	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.

*	Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2023. All returns are in U.S. Dollars ($).

[2]	From time to time, the Fund’s investment manager has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

[4]	The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

[5]   The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[6]   Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[7]   Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[8]   Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[9]   Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[10]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[11]  Convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

3

Fund Performance Periods ended June 30, 2023 (continued)

[12]  The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

[13]  Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

[14]  Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

[15]  The issuer of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

[16]  Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[17]  Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmark(s) or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[18]  To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

[19]  The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[20]  There is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

[21]  The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[22]  The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded favorable tax treatment under the Internal Revenue Code of 1986, as amended, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

[23]  A short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

[24]  To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

[25]  Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[26]  The stocks of microcapitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[27]  The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund.

[28]  The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.

[29]  The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment and does not incur expenses.

[30]  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur expenses.

[31]  The MSCI ACWI All Cap Index captures large-, mid-, small- and micro-capitalization representation across certain Developed Markets (DM) and large-, mid- and small-capitalization representation across certain Emerging Markets (EM). The Index is comprehensive, covering a significant percentage of the global equity investment opportunity set. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI ACWI All Cap Index is unmanaged, is not available for investment and does not incur expenses.

The Russell 1000® Value Index is a trademark of the London Stock Exchange Group companies.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG Yacktman Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Communication Services	17.1

Consumer Staples	14.6

Energy	14.3

Information Technology	14.2

Industrials	9.3

Financials	8.7

Consumer Discretionary	5.2

Health Care	4.1

Materials	3.5

Short-Term Investments	8.9

Other Assets, less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets

Bolloré SE (France)	7.3

Samsung Electronics Co., Ltd., 2.440% (South Korea)	6.1

Canadian Natural Resources, Ltd. (Canada)	5.7

Microsoft Corp.	3.7

PepsiCo, Inc.	3.3

Alphabet, Inc., Class C	3.3

The Procter & Gamble Co.	2.7

Brenntag SE (Germany)	2.4

The Charles Schwab Corp.	2.4

Booking Holdings, Inc.	2.3

Top Ten as a Group	39.2

NEW POSITIONS

New Purchase	Net Shares Held

Olin Corp.	2,205,000

FULL SALES

Sales	Net Shares or Principal Sold

Continental AG (Germany)	600,000

Hengan International Group Co., Ltd. (China)	6,935,400

Rinnai Corp. (Japan)	180,000

U.S. Bancorp	2,800,000

W&T Offshore, Inc., 9.750%, 11/01/23	$51,359,000

Weatherford International, Ltd. (Bermuda), 11.000%, 12/01/24	$8,367,000

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 83.9%

Communication Services - 17.1%

Alphabet, Inc., Class C*	2,220,000	$268,553,400

Bolloré SE (France)	96,200,000	599,929,088

Comcast Corp., Class A	1,100,000	45,705,000

Fox Corp., Class A1	2,400,000	81,600,000

Fox Corp., Class B	3,100,000	98,859,000

News Corp., Class A	8,900,000	173,550,000

The Walt Disney Co.*	900,000	80,352,000

Warner Bros Discovery, Inc.*	4,400,000	55,176,000

Total Communication Services		1,403,724,488

Consumer Discretionary - 4.2%

Booking Holdings, Inc.*	70,000	189,023,100

eBay, Inc.	1,250,000	55,862,500

Hyundai Mobis Co., Ltd. (South Korea)	550,000	97,375,854

Total Consumer Discretionary		342,261,454

Consumer Staples - 14.6%

Associated British Foods PLC (United Kingdom)	7,300,000	184,856,991

The Coca-Cola Co.	1,385,000	83,404,700

Colgate-Palmolive Co.	1,100,000	84,744,000

Ingredion, Inc.	1,150,000	121,842,500

KT&G Corp. (South Korea)	1,452,810	91,260,446

PepsiCo, Inc.	1,450,000	268,569,000

The Procter & Gamble Co.	1,450,000	220,023,000

Sysco Corp.	920,000	68,264,000

Tyson Foods, Inc., Class A	1,460,000	74,518,400

Total Consumer Staples		1,197,483,037

Energy - 14.3%

Canadian Natural Resources, Ltd. (Canada)	8,310,000	467,520,600

ConocoPhillips	890,000	92,212,900

Devon Energy Corp.	1,450,000	70,093,000

Diamondback Energy, Inc.	750,000	98,520,000

EOG Resources, Inc.	895,000	102,423,800

Pioneer Natural Resources Co.	820,000	169,887,600

Weatherford International PLC*	2,500,000	166,050,000

Total Energy		1,166,707,900

Financials - 8.7%

The Bank of New York Mellon Corp.	2,300,000	102,396,000

Berkshire Hathaway, Inc., Class B*	340,000	115,940,000

The Charles Schwab Corp.	3,400,000	192,712,000

First Hawaiian, Inc.	1,530,000	27,555,300

The Goldman Sachs Group, Inc.	130,000	41,930,200

State Street Corp.	1,900,000	139,042,000

	Shares	Value

Wells Fargo & Co.	2,110,000	$90,054,800

Total Financials		709,630,300

Health Care - 4.1%

Elevance Health, Inc.	300,000	133,287,000

Embecta Corp.[1]	1,600,000	34,560,000

Johnson & Johnson	1,000,000	165,520,000

Total Health Care		333,367,000

Industrials - 9.3%

Armstrong World Industries, Inc.	735,000	53,993,100

Brenntag SE (Germany)	2,500,000	195,045,248

GrafTech International, Ltd.	5,000,000	25,200,000

L3Harris Technologies, Inc.	355,000	69,498,350

Lockheed Martin Corp.	195,000	89,774,100

Northrop Grumman Corp.	225,000	102,555,000

Samsung C&T Corp. (South Korea)	700,000	56,338,754

U-Haul Holding Co.[1]	330,000	18,255,600

U-Haul Holding Co., Non-Voting Shares	2,970,000	150,489,900

Total Industrials		761,150,052

Information Technology - 8.1%

Cisco Systems, Inc.	800,000	41,392,000

Cognizant Technology Solutions Corp., Class A	2,800,000	182,784,000

Corning, Inc.	1,100,000	38,544,000

Microsoft Corp.	900,000	306,486,000

Oracle Corp.	700,000	83,363,000

Samsung Electronics Co., Ltd. (South Korea)	200,000	11,012,656

Total Information Technology		663,581,656

Materials - 3.5%

Olin Corp.	2,205,000	113,314,950

Reliance Steel & Aluminum Co.	650,000	176,533,500

Total Materials		289,848,450

Total Common Stocks (Cost $4,596,317,223)		6,867,754,337
Preferred Stocks - 7.1%

Consumer Discretionary - 1.0%

Hyundai Motor Co., 6.410% (South Korea)	400,000	33,408,403

Hyundai Motor Co., 6.440% (South Korea)	523,882	43,358,725

Total Consumer Discretionary		76,767,128

Information Technology - 6.1%

Samsung Electronics Co., Ltd., 2.440% (South Korea)	11,050,000	501,441,336

Total Preferred Stocks (Cost $304,566,646)		578,208,464

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 8.9%

Joint Repurchase Agreements - 0.1%[2]

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,020,000)	$1,000,000	$1,000,000

Citigroup Global Markets, Inc., dated 06/30/23, due 07/03/23, 5.070% total to be received $1,000,423 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/24 - 08/20/67, totaling $1,020,000)	1,000,000	1,000,000

Daiwa Capital Markets America, dated 06/30/23, due 07/03/23, 5.070% total to be received $833,027 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/27/23 - 07/01/53, totaling $849,328)	832,675	832,675

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,832,675

*	Non-income producing security.

[1]

Some of these securities, amounting to $3,748,975 or less than 0.05% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

	Principal Amount	Value

U.S. Government Obligations - 3.8%

U.S. Treasury Bills, 2.540%, 07/06/23[3]	$80,000,000	$79,967,017

U.S. Treasury Bills, 5.229%, 01/25/24[3]	80,000,000	77,698,980

U.S. Treasury Bills, 5.251%, 10/05/23[3]	80,000,000	78,919,261

U.S. Treasury Bills, 5.367%, 03/21/24[3]	80,000,000	77,020,332

Total U.S. Government Obligations		313,605,590

Repurchase Agreements - 2.5%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $205,801,001 (collateralized by various U.S. Treasuries, 1.125% - 5.278%, 07/31/23 - 02/15/31, totaling $209,831,366)	205,717,000	205,717,000

	Shares

Other Investment Companies - 2.5%

JPMorgan U.S. Government Money Market Fund, IM Shares, 5.17%[4]	201,677,305	201,677,305

Total Short-Term Investments
(Cost $725,835,024)		724,832,570

Total Investments - 99.9% (Cost $5,626,718,893)		8,170,795,371

Other Assets, less Liabilities - 0.1%		11,844,898

Net Assets - 100.0%		$8,182,640,269

[3]	Represents yield to maturity at June 30, 2023.

[4]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Communication Services	$803,795,400	$599,929,088	—	$1,403,724,488

Consumer Staples	921,365,600	276,117,437	—	1,197,483,037

Energy	1,166,707,900	—	—	1,166,707,900

Industrials	509,766,050	251,384,002	—	761,150,052

Financials	709,630,300	—	—	709,630,300

Information Technology	652,569,000	11,012,656	—	663,581,656

Consumer Discretionary	244,885,600	97,375,854	—	342,261,454

Health Care	333,367,000	—	—	333,367,000

Materials	289,848,450	—	—	289,848,450

Preferred Stocks†	—	578,208,464	—	578,208,464

Short-Term Investments

Joint Repurchase Agreements	—	3,832,675	—	3,832,675

U.S. Government Obligations	—	313,605,590	—	313,605,590

Repurchase Agreements	—	205,717,000	—	205,717,000

Other Investment Companies	201,677,305	—	—	201,677,305

Total Investments in Securities	$5,833,612,605	$2,337,182,766	—	$8,170,795,371

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Canada	6.3

France	8.0

Germany	2.6

South Korea	11.2

United Kingdom	2.5

United States	69.4

100.0

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Focused Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	18.7

Communication Services	18.2

Consumer Staples	15.0

Energy	13.9

Industrials	10.6

Consumer Discretionary	7.3

Financials	5.5

Materials	4.1

Health Care	1.9

Short-Term Investments	4.8

Other Assets, less Liabilities[1]	(0.0)#

#	Less than (0.05)%.

[1]	Includes exchange traded written options.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Samsung Electronics Co., Ltd., 2.440% (South Korea)	10.4

Bolloré SE (France)	8.8

Canadian Natural Resources, Ltd. (Canada)	6.5

Microsoft Corp.	5.2

Alphabet, Inc., Class C	3.2

Associated British Foods PLC (United Kingdom)	3.0

KT&G Corp. (South Korea)	2.9

PepsiCo, Inc.	2.8

Brenntag SE (Germany)	2.7

Fox Corp., Class B	2.7

Top Ten as a Group	48.2

NEW POSITIONS

New Purchases	Current Shares or Contracts Held

Olin Corp.	995,000

Booking Holdings, Inc. (Call)	240

eBay, Inc. (Call)	9,500

Warner Bros Discovery, Inc. (Call)	19,000

FULL SALES

Sales	Net Shares, Contracts or Principal Sold

U.S. Bancorp	750,000

eBay, Inc. (Put)	1,152

Microsoft Corp., 2.375%, 05/01/23	$19,000,000

PepsiCo, Inc., 0.750%, 05/01/23	$14,623,000

W&T Offshore, Inc., 9.750%, 11/01/23	$22,824,000

Weatherford International, Ltd. (Bermuda), 11.000%, 12/01/24	$3,762,000

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 81.3%

Communication Services - 18.2%

Alphabet, Inc., Class C*	970,000	$117,340,900

Bolloré SE (France)	51,000,000	318,049,725

Fox Corp., Class B	3,000,000	95,670,000

News Corp., Class A	3,685,000	71,857,500

News Corp., Class B	200,000	3,944,000

The Walt Disney Co.*	300,000	26,784,000

Warner Bros Discovery, Inc.*	1,900,000	23,826,000

Total Communication Services		657,472,125

Consumer Discretionary - 4.8%

Booking Holdings, Inc.*	24,000	64,807,920

eBay, Inc.	950,000	42,455,500

Hyundai Home Shopping Network Corp. (South Korea)[1]	600,000	20,877,375

Hyundai Mobis Co., Ltd. (South Korea)	260,000	46,032,222

Total Consumer Discretionary		174,173,017

Consumer Staples - 14.4%

Associated British Foods PLC (United Kingdom)	4,300,000	108,888,364

The Coca-Cola Co.	470,000	28,303,400

Ingredion, Inc.	540,000	57,213,000

KT&G Corp. (South Korea)	1,660,000	104,275,398

PepsiCo, Inc.	550,000	101,871,000

The Procter & Gamble Co.	550,000	83,457,000

Tyson Foods, Inc., Class A	700,000	35,728,000

Total Consumer Staples		519,736,162

Energy - 13.9%

Canadian Natural Resources, Ltd. (Canada)	4,190,000	235,729,400

ConocoPhillips	400,000	41,444,000

Devon Energy Corp.	650,000	31,421,000

Diamondback Energy, Inc.	305,000	40,064,800

EOG Resources, Inc.	345,000	39,481,800

Pioneer Natural Resources Co.	165,000	34,184,700

Weatherford International PLC*	1,200,000	79,704,000

Total Energy		502,029,700

Financials - 5.5%

The Bank of New York Mellon Corp.	650,000	28,938,000

Berkshire Hathaway, Inc., Class B*	100,000	34,100,000

The Charles Schwab Corp.	1,335,000	75,667,800

State Street Corp.	800,000	58,544,000

Total Financials		197,249,800

Health Care - 1.9%

Johnson & Johnson	420,000	69,518,400

	Shares	Value

Industrials - 10.2%

Brenntag SE (Germany)	1,250,000	$97,522,624

L3Harris Technologies, Inc.	170,000	33,280,900

Lockheed Martin Corp.	95,000	43,736,100

Northrop Grumman Corp.	110,000	50,138,000

Samsung C&T Corp. (South Korea)	460,000	37,022,610

U-Haul Holding Co.	159,000	8,795,880

U-Haul Holding Co., Non-Voting Shares	1,431,000	72,508,770

Yuasa Trading Co., Ltd. (Japan)	800,000	24,431,288

Total Industrials		367,436,172

Information Technology - 8.3%

Cognizant Technology Solutions Corp., Class A	1,300,000	84,864,000

Microsoft Corp.	550,000	187,297,000

Oracle Corp.	250,000	29,772,500

Total Information Technology		301,933,500

Materials - 4.1%

Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	13,931,360

Olin Corp.	995,000	51,133,050

Reliance Steel & Aluminum Co.	310,000	84,192,900

Total Materials		149,257,310

Total Common Stocks
(Cost $2,131,710,351)		2,938,806,186

	Principal Amount

Corporate Bonds and Notes - 0.4%

Industrials - 0.4%

GrafTech Finance, Inc. 4.625%, 12/15/28[2,3]	$2,400,000	1,950,053

Microsoft Corp. 2.000%, 08/08/23	11,500,000	11,466,119

Total Industrials		13,416,172

Total Corporate Bonds and Notes
(Cost $13,455,721)		13,416,172

	Shares

Preferred Stocks - 13.5%

Consumer Discretionary - 2.5%

Hyundai Motor Co., 6.410% (South Korea)	438,620	36,633,985

Hyundai Motor Co., 6.440% (South Korea)	661,380	54,738,650

Total Consumer Discretionary		91,372,635

Consumer Staples - 0.6%

Amorepacific Corp., 2.050% (South Korea)	250,000	5,993,574

LG Household & Health Care Co., Ltd., 2.270% (South Korea)	118,000	16,827,342

Total Consumer Staples		22,820,916

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 10.4%

Samsung Electronics Co., Ltd., 2.440% (South Korea)	8,250,000	$374,379,278

Total Preferred Stocks
(Cost $322,001,629)		488,572,829

	Principal Amount

Short-Term Investments - 4.8%

Joint Repurchase Agreements - 0.0%#,4

Bank of America Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $999,084 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 04/01/35 - 09/01/61, totaling $1,018,636)	$998,663	998,663

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $1,000,422 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 07/31/23 - 05/20/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,998,663

U.S. Government Obligations - 3.8%

U.S. Treasury Bills, 2.540%, 07/06/23[5]	35,000,000	34,985,570

*	Non-income producing security.

#	Less than 0.05%.

[1]	Affiliated issuer. See summary of affiliated investment transaction for details.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of this security amounted to $1,950,053 or 0.1% of net assets.

[3]	Some of this security, amounting to $1,930,553 or 0.1% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.

	Principal Amount	Value

U.S. Treasury Bills, 5.229%, 01/25/24[5]	$35,000,000	$33,993,304

U.S. Treasury Bills, 5.251%, 10/05/23[5]	35,000,000	34,527,176

U.S. Treasury Bills, 5.367%, 03/21/24[5]	35,000,000	33,696,395

Total U.S. Government Obligations		137,202,445

Repurchase Agreements - 0.5%

Fixed Income Clearing Corp., dated 06/30/23, due 07/03/23, 4.900% total to be received $17,858,289 (collateralized by a U.S. Treasury, 5.278%, 07/31/23, totaling $18,208,066)	17,851,000	17,851,000

	Shares

Other Investment Companies - 0.5%

JPMorgan U.S. Government Money Market Fund, IM Shares, 5.17%[6]	18,341,422	18,341,422

Total Short-Term Investments
(Cost $175,832,104)		175,393,530

Total Investments - 100.0% (Cost $2,642,999,805)		3,616,188,717

Derivatives - (0.2)%[7]		(6,522,000)

Other Assets, less Liabilities - 0.2%		5,683,391

Net Assets - 100.0%		$3,615,350,108

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Represents yield to maturity at June 30, 2023.

[6]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[7]	Includes Exchange Traded Written Options. Please refer to the Open Exchange Traded Written Options table for the details.

The following schedule shows the value of affiliated investments at June 30, 2023.

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends	Value

Hyundai Home Shopping Network Corp.	600,000	—	—	—	$(4,780,063)	$1,231,158	$20,877,375

Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value

Booking Holdings, Inc. (Call)	2,460.00	07/21/23	240	$59,040,000	$5,096,060	$(6,408,000)
eBay, Inc. (Call)	50.00	07/21/23	9,500	47,500,000	3,851,876	(19,000)

Warner Bros Discovery, Inc. (Call)	15.00	07/21/23	19,000	28,500,000	4,054,886	(95,000)

				Total	$13,002,822	$(6,522,000)

The accompanying notes are an integral part of these financial statements.

11

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Communication Services	$339,422,400	$318,049,725	—	$657,472,125

Consumer Staples	306,572,400	213,163,762	—	519,736,162

Energy	502,029,700	—	—	502,029,700

Industrials	208,459,650	158,976,522	—	367,436,172

Information Technology	301,933,500	—	—	301,933,500

Financials	197,249,800	—	—	197,249,800

Consumer Discretionary	107,263,420	66,909,597	—	174,173,017

Materials	135,325,950	13,931,360	—	149,257,310

Health Care	69,518,400	—	—	69,518,400

Corporate Bonds and Notes†	—	13,416,172	—	13,416,172

Preferred Stocks†	—	488,572,829	—	488,572,829

Short-Term Investments

Joint Repurchase Agreements	—	1,998,663	—	1,998,663

U.S. Government Obligations	—	137,202,445	—	137,202,445

Repurchase Agreements	—	17,851,000	—	17,851,000

Other Investment Companies	18,341,422	—	—	18,341,422

Total Investments in Securities	$2,186,116,642	$1,430,072,075	—	$3,616,188,717

Financial Derivative Instruments - Liabilities

Equity Written Options	$(6,522,000)	—	—	$(6,522,000)

Total Financial Derivative Instruments	$(6,522,000)	—	—	$(6,522,000)

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2023:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	—	Written options	$6,522,000

The accompanying notes are an integral part of these financial statements.

12

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2023, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Equity contracts	Net realized loss on written options	$(277,993)	Net change in unrealized appreciation/ depreciation on written options	$6,558,551

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments
Canada	6.9

France	9.2
Germany	2.8

Japan	1.1
South Korea	20.3

United Kingdom	3.2
United States	56.5

100.0

The accompanying notes are an integral part of these financial statements.

13

AMG Yacktman Global Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	22.8

Communication Services	16.6

Information Technology	14.3

Energy	13.5

Consumer Discretionary	13.3

Consumer Staples	7.9

Materials	3.1

Health Care	2.2

Financials	1.8

Short-Term Investments	4.2

Other Assets, less Liabilities	0.3

TOP TEN HOLDINGS

Security Name	% of Net Assets

Bolloré SE (France)	9.7

Samsung Electronics Co., Ltd., 2.440% (South Korea)	9.1

Canadian Natural Resources, Ltd. (Canada)	7.0

Cie de L’Odet SE (France)	4.3

Total Energy Services, Inc. (Canada)	3.9

Samsung C&T Corp. (South Korea)	3.9

KT&G Corp. (South Korea)	3.6

HI-LEX Corp. (Japan)	3.5

Hyundai Motor Co., 6.440% (South Korea)	2.8

Ocean Wilsons Holdings, Ltd. (Bermuda)	2.8

Top Ten as a Group	50.6

NEW POSITIONS

New Purchases	Current Shares Held

Medipal Holdings Corp. (Japan)	150,000

Sekisui Jushi Corp. (Japan)	140,000

Shinwa Co., Ltd./Nagoya (Japan)	50,300

Unit Corp.	50,000

Sebang Co., Ltd., 4.20% (South Korea)	106,126

FULL SALES

Sales	Net Shares or Principal Sold

Booking Holdings, Inc.	1,000

Hengan International Group Co., Ltd. (China)	37,000

W&T Offshore, Inc., 9.750%, 11/01/23	$806,000

Weatherford International, Ltd. (Bermuda), 11.000%, 12/01/24	$86,000

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG Yacktman Global Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 82.7%

Communication Services - 16.6%

Alphabet, Inc., Class C (United States)*	20,000	$2,419,400

Bolloré SE (France)	2,750,000	17,149,740

Fox Corp., Class B (United States)	130,000	4,145,700

News Corp., Class A (United States)	130,000	2,535,000

Reading International, Inc., Class A (United States)*	320,000	848,000

Tohokushinsha Film Corp. (Japan)	200,000	1,313,923

The Walt Disney Co. (United States)*	10,000	892,800

Total Communication Services		29,304,563

Consumer Discretionary - 10.5%

Car Mate Manufacturing Co., Ltd. (Japan)	52,500	313,140

Continental AG (Germany)	10,000	755,504

Daewon San Up Co., Ltd. (South Korea)	96,817	456,019

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	200,000	1,801,717

HI-LEX Corp. (Japan)	730,000	6,100,509

Hyundai Home Shopping Network Corp. (South Korea)	120,000	4,175,475

Hyundai Mobis Co., Ltd. (South Korea)	25,000	4,426,175

Rinnai Corp. (Japan)	24,000	523,568

Total Consumer Discretionary		18,552,107

Consumer Staples - 7.4%

Associated British Foods PLC (United Kingdom)	125,000	3,165,359

KT&G Corp. (South Korea)	100,000	6,281,651

Naked Wines PLC (United Kingdom)*	256,424	308,863

PepsiCo, Inc. (United States)	9,000	1,666,980

The Procter & Gamble Co. (United States)	11,000	1,669,140

Total Consumer Staples		13,091,993

Energy - 13.5%

Amplify Energy Corp. (United States)*	115,000	778,550

Canadian Natural Resources, Ltd. (Canada)	220,000	12,377,200

Total Energy Services, Inc. (Canada)	1,050,000	6,966,975

Unit Corp. (United States)	50,000	2,394,000

Weatherford International PLC (United States)*	20,000	1,328,400

Total Energy		23,845,125

Financials - 1.8%

The Charles Schwab Corp. (United States)	30,000	1,700,400

State Street Corp. (United States)	20,000	1,463,600

Total Financials		3,164,000

Health Care - 2.2%

Johnson & Johnson (United States)	8,000	1,324,160

Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	188,268

	Shares	Value

Medipal Holdings Corp. (Japan)	150,000	$2,452,692

Total Health Care		3,965,120

Industrials - 22.4%

Brenntag SE (Germany)	40,000	3,120,724

CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,114,622

Cie de L’Odet SE (France)	4,500	7,645,021

Komelon Corp. (South Korea)	80,000	573,639

Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	4,876,800

Parker Corp. (Japan)	172,500	832,386

Rix Corp. (Japan)	60,000	1,352,505

Sam Yung Trading Co., Ltd. (South Korea)	120,000	1,212,066

Samsung C&T Corp. (South Korea)	86,000	6,921,618

Sekisui Jushi Corp. (Japan)	140,000	2,226,081

Shinwa Co., Ltd./Nagoya (Japan)	50,300	820,997

U-Haul Holding Co. (United States)	6,000	331,920

U-Haul Holding Co., Non-Voting Shares (United States)	70,000	3,546,900

Yuasa Trading Co., Ltd. (Japan)	130,000	3,970,084

Total Industrials		39,545,363

Information Technology - 5.2%

CAC Holdings Corp. (Japan)	240,000	2,867,171

Cognizant Technology Solutions Corp., Class A (United States)	25,000	1,632,000

Hochiki Corp. (Japan)	160,000	1,987,647

INFOvine Co., Ltd. (South Korea)	20,000	351,886

Microsoft Corp. (United States)	7,000	2,383,780

Total Information Technology		9,222,484

Materials - 3.1%

KISCO Holdings Co., Ltd. (South Korea)	70,000	973,368

Kohsoku Corp. (Japan)	90,000	1,285,959

Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,864,376

The Pack Corp. (Japan)	70,000	1,457,974

Total Materials		5,581,677

Total Common Stocks (Cost $128,308,152)		146,272,432

Preferred Stocks - 12.8%

Consumer Discretionary - 2.8%

Hyundai Motor Co., 6.440% (South Korea)	60,000	4,965,858

Consumer Staples - 0.5%

Amorepacific Corp., 2.050% (South Korea)	25,000	599,357

LG Household & Health Care Co., Ltd., 2.270% (South Korea)	2,100	299,470

Total Consumer Staples		898,827

The accompanying notes are an integral part of these financial statements.

15

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 0.4%

Sebang Co., Ltd., 4.20% (South Korea)	106,126	$607,437

Information Technology - 9.1%

Samsung Electronics Co., Ltd., 2.440% (South Korea)	355,000	16,109,654

Total Preferred Stocks (Cost $23,434,022)		22,581,776

Short-Term Investments - 4.2%

Other Investment Companies - 4.2%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[1]	7,410,534	7,410,534

Total Short-Term Investments (Cost $7,410,534)		7,410,534

*	Non-income producing security.

[1]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Value

Total Investments - 99.7% (Cost $159,152,708)	$176,264,742

Other Assets, less Liabilities - 0.3%	488,551

Net Assets - 100.0%	$176,753,293

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$10,870,242	$28,675,121	—	$39,545,363

Communication Services	10,840,900	18,463,663	—	29,304,563

Energy	23,845,125	—	—	23,845,125

Consumer Discretionary	—	18,552,107	—	18,552,107

Consumer Staples	3,336,120	9,755,873	—	13,091,993

Information Technology	4,015,780	5,206,704	—	9,222,484

Materials	—	5,581,677	—	5,581,677

Health Care	1,324,160	2,640,960	—	3,965,120

Financials	3,164,000	—	—	3,164,000

Preferred Stocks†	—	22,581,776	—	22,581,776

Short-Term Investments

Other Investment Companies	7,410,534	—	—	7,410,534

Total Investments in Securities	$64,806,861	$111,457,881	—	$176,264,742

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

16

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Bermuda	2.9

Canada	11.4

France	14.7

Germany	2.3

Japan	17.5

Malaysia	1.2

South Korea	29.5

United Kingdom	2.1

United States	18.4

100.0

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (unaudited)

For the six months ending June 30, 2023, AMG Yacktman Special Opportunities Fund (the “Fund”) Class I shares returned 1.42%, behind the 13.15% gain in the MSCI ACWI All Cap Index.

2023 has largely been the reverse of 2022. “Growth” and “tech” (and especially any mention of “AI”) are dominating investor attention. A handful of mega-cap companies have led this year’s rally, continuing to exert outsized influence over the market’s direction. Meanwhile, the rest of the market is struggling, with elevated valuations set against mounting economic pressures. Only a few months ago, a short burst of panic gripped the market as several large banks failed in sudden and spectacular fashion. Remember that? Sharply rising interest rates, bank credit tightening, and consumers spending the last of their pandemic savings are all worrying developments. We are afraid that deeper and longer-lasting effects from these issues still lie ahead. Whether we end up in an official recession or not may end up being a technical detail.

Our plan, as always, is to invest when we can find attractive risk-adjusted returns. It is hard not to feel that risk management—already fundamental to our investment process—is even more important at this juncture. Some market participants may claim the same risk awareness, but the recent price action shows otherwise. Thankfully, we have a broad universe from which to select our investments. We have always felt that more choice is an advantage lacking in many other funds due to a more restrictive mandate. Valuations have compressed in many of our current holdings despite solid business performance. This dynamic sets a high hurdle for new positions as we wait for true bargains rather than reaching for marginal positions. Our goal is to avoid (or at least mitigate) that mistake by upholding our standards around business quality and balance sheet strength while remaining laser-focused on inexpensive valuations.

Value Investing – Finding the Underappreciated and Unique

A core piece of the Fund’s investment strategy has been buying what we believe are above average businesses at below average prices. In part, this reflects our preferred hunting grounds in small/microcap securities, as world-class businesses do not tend to stay small for long. We find that one company attribute that is often underappreciated is the steadiness of business results. Predictability can come off as boring and underappreciated, especially when compared to the lure of finding the next Amazon or Google. At the same time, markets often struggle to understand a unique or different business without easy comparisons to draw on. These underappreciated or unique situations can be sources of mispricing. Both align well with our strategy which prioritizes independent thinking and turning over lots of rocks.

Long-time shareholders will recall from past letters that we find it hard to resist tying sports and investing together (see our letters referencing baseball or surfing as historical examples). This time, it’s basketball. Lebron James will likely end his career as arguably the greatest NBA basketball player of all time. As a young basketball phenom, James was one of the most heavily touted prospects in history. He was on the cover of Sports Illustrated as a high school player, back when magazine covers really mattered. Amazingly, he has likely exceeded those gargantuan expectations. James is like Apple or Google (or companies like Home Depot or Estée Lauder in years past)—growth stocks that generated amazing returns despite high expectations. However, for every Lebron James, hundreds of NBA lottery picks go on to disappointing careers, at least relative to expectations. The same disappointment can occur in growth stocks at too high valuations.

By comparison, Nikola Jokić is the 6’11” center for the 2023 NBA champion Denver Nuggets. Jokić is not a household name and was not a particularly hot prospect coming out of professional basketball in his native Serbia. Yet, Jokić has put up otherworldly statistics for the past few years, including two MVPs and now a championship. His steady, non-flashy style of basketball is more likely to see a deft touch pass to a teammate for an easy layup rather than a jaw-dropping display of athleticism. He exhibits a host of intangible qualities that do not always show up in the box score. By many measures, his recent seasons are some of the most efficient seasons in basketball history (Yes, even passing Lebron James). Somehow, Jokić still feels underrated.

James versus Jokić reminds us of growth and value investing. Consider our investment in Macfarlane Group PLC (“Macfarlane”). Macfarlane offers packaging distribution services for businesses across the U.K.—not the most electrifying business description. Macfarlane is the market leader, which offers a number of advantages including pricing power with suppliers, network density from its service locations around the U.K., and deep relationships with customers for a low-cost expense item (it’s a pain to switch packaging suppliers). Nobody is going to mistake Macfarlane for Apple or Amazon, but it’s a steady compounder. Despite its seemingly mundane function, the company’s financial performance has been anything but boring. Macfarlane has grown its earnings every year for more than a decade. This consistency was underappreciated by the market, and Macfarlane quietly generated total returns of 11.7% per year for the last twenty years, handily outperforming the FTSE All-Share Index by more than 400 basis points annually. Tighten the window to the last ten years (since Macfarlane started its tuck-in M&A efforts), and the outperformance is even more significant, with Macfarlane’s 17.5% annual return far outpacing the 5.9% per year return for the FTSE All-Share Index (source: Refinitiv, period ending 6/30/23). Ask anyone about their most exciting idea, and U.K. packaging distribution is probably far down the list, yet Macfarlane continues to execute. Kind of like Jokić.

The other unusual aspect of Jokić’s success is his unique skill set. Nate Silver, the former chief editor of the FiveThirtyEight website (part of Disney/ABC), wrote a recent blog post about Jokić. In the blog, Silver writes about analyzing Jokić using a statistical system called RAPTOR which tries to compare players over time, stating “RAPTOR has no idea what to do. It can’t find any other players like him.” According to RAPTOR, only three past or current NBA players scored even a positive similarity score to Jokić. Silver explains “in the entire history of the NBA, all but four players are more dissimilar to Jokić than similar to him…”

Being unique can offer great investment opportunities. The market likes to compare businesses to each other. It’s helpful if there is a guidebook on how to think about valuations (which is why comp tables are used in almost every pitch book). But what happens if there are few comparables? What happens if a stock is like Jokić? Over the years, we have found opportunities in businesses that have little competition or that operate in niche areas. Omni Bridgeway Ltd. (“Omni”), for example, really only has one major competitor in litigation finance, a relatively new industry that is still being formed. U-Haul Holding Co. (“U-Haul”) pioneered the concept of DIY truck rental more than 70 years ago, and its name is now synonymous with the category. Over the years, they expanded to now operate truck rentals and self-storage as complementary business lines. Even though U-Haul’s businesses work best together, analysts struggle with how to categorize U-Haul. It’s unique.

We’ve consistently found mispricing in both underappreciated and unique situations. It requires patience, but eventually business performance (like talent) shines through. It took a while for the NBA

18

AMG Yacktman Special Opportunities Fund Portfolio Manager’s Comments (continued)

world to come around to Jokić, but more people are paying attention now. As Silver writes, “…there wasn’t much precedent for a player like Jokić winning a championship — but there also wasn’t much precedent for Nikola Jokić at all.”

Contributors / Detractors

The top three contributors were Delfi Ltd. (“Delfi”), America’s Car-Mart, Inc. (“Car-Mart”), and Legacy Housing Corp. (“Legacy”). Delfi is a Singapore listed confectionary manufacturer with a leading market position in Indonesia. Delfi’s chocolate brands have a deep heritage in the country and the company benefits from a wide distribution network to reach its core consumers. While Delfi suffered during the COVID-19 pandemic, results are now reaching new record highs. The share price lagged Delfi’s business recovery even though the momentum was clear a year ago. What changed in the past six months? We aren’t exactly sure, but the stock finally responded to the rising earnings. Delfi is a textbook example of our style of value investing—buy an above average business at way below average prices and eventually value will be recognized (even if it takes longer than expected). We have trimmed our position but remain owners of Delfi, as the company has some scarcity/takeout value as a leading consumer staple in a growing region.

Both Car-Mart (subprime auto) and Legacy (manufactured homes) are exposed to a similar customer base. While both business models were impacted by rising interest rates and the pullback in lower-income consumers, the market seemed to be surprised at the earnings resiliency of each business. Inflation has been a big factor for their customers, but people still need cars to drive and homes to sleep in. Both Car-Mart and Legacy provide some of the lowest cost options for these consumers during more challenging times. It is not easy to serve this cohort, but it offers potential for excess returns.

The top three detractors were Omni, Italian Wine Brands S.P.A (“IWB”), and Texhong International Group Ltd (“Texhong”). Omni was by far the largest negative. We have discussed Omni’s business model transition from an Australia-focused, on-balance sheet litigation financer to a globally diversified asset-lite asset manager. The evidence (and resulting earnings power) of this transition has taken longer than we envisioned. Q1 was a slow quarter for case resolutions (Q2 appears much better). While investors can look past one quarter, contributing to the sharp pullback was the surprising announcement that Omni’s CEO would be retiring at the end of the year. Management change can be a warning sign, but we are encouraged that the new CEO has decades of experience in litigation finance, has been inside Omni for several years (he came over from a 2019 acquisition), and has been running arguably the best performing region (EMEA). We think a fresh perspective will be helpful in getting the most out of Omni’s global origination platform. His interests are also aligned as the largest individual investor. Recognizing the value in the current case book, the company restarted its buyback program in response to these lower share prices.

IWB continued to be weighed down by poor investment sentiment towards European small-caps. Otherwise, the languishing stock is hard to explain against IWB’s improving business prospects relative to last year. We believe actions to realign contracts and raise prices after a difficult 2022 should start showing up in the financials. After a flurry of acquisitions in the past few years to become the top Italian wine producer, IWB should be on a steadier path of integration, cost savings, and margin improvement over the next several years.

On the other hand, Texhong is not yet out of its own difficult period as the group battles against supply chain impacts across the apparel industry (which is struggling with managing inventory cycles through COVID-19 and now beyond). This effect is particularly acute in Texhong’s yarn business as the supplier is furthest upstream from end customer demand. We have trimmed and added to Texhong multiple times over the years to take advantage of the market’s overreaction in both directions. For context, the stock was around these levels back in 2014. Since we first purchased Texhong that year, book value is up more than 2.5x and we’ve received more than 70% of the 2014 cost base in dividends. The stock’s volatility is likely to continue, but we believe management can navigate through a difficult period.

Conclusion

Everyone seems to be talking about the upcoming recession. Despite all of the talk, the market has rebounded close to all-time highs. With earnings forecasts going the other direction, valuations remain elevated. We believe the Fund is positioned with a strong margin of safety to get through uncertain times. At this stage, a line from the trailer for the upcoming Dune: Part Two sequel comes to mind: “Don’t try to impress anyone. You’re brave, we all know that. Be simple, be direct. Nothing fancy.” Sometimes being brave requires a great deal of patience. What makes Jokić great is his basketball IQ to know when a bounce pass for a non-flashy layup is better than forcing a highlight reel play or hoisting a guarded three pointer. Simple plays, but not always easy. The investment mantra for us is “nothing fancy” right now. We will invest only where we believe returns compensate for the risk involved (and there are a lot of risks out there). We can’t control the whims of the market, but we believe over time the business results of our investments will drive returns. Our objective remains to produce attractive risk-adjusted returns over a full market cycle. We appreciate the Fund’s shareholders who entrust us with their capital to pursue this goal.

The views expressed represent the opinions of Yacktman Asset Management LP and are not intended as a forecast or guarantee of future results, and are subject to change without notice.

19

AMG Yacktman Special Opportunities Fund Fund Snapshots (unaudited) June 30, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Energy	25.0

Industrials	21.3

Consumer Discretionary	15.1

Consumer Staples	11.3

Materials	10.3

Financials	9.0

Information Technology	2.1

Utilities	0.6

Communication Services	0.5

Short-Term Investments	4.6

Other Assets, less Liabilities	0.2

TOP TEN HOLDINGS

Security Name	% of Net Assets

Total Energy Services, Inc. (Canada)	9.2

Omni Bridgeway, Ltd. (Australia)	9.0

U-Haul Holding Co., Non-Voting Shares (United States)	5.2

Legacy Housing Corp. (United States)	4.5

Brickability Group PLC (United Kingdom)	4.3

Texhong International Group, Ltd. (Hong Kong)	4.1

Italian Wine Brands S.P.A (Italy)	3.9

Delfi, Ltd. (Singapore)	3.6

Cie de L’Odet SE (France)	3.3

Hargreaves Services PLC (United Kingdom)	3.3

Top Ten as a Group	50.4

NEW POSITIONS

New Purchase	Current Shares Held

Unit Corp.	52,500

FULL SALES

Sales	Net Shares Sold

Cosco Capital, Inc. (Philippines)	4,500,000

Evolution Petroleum Corp. (United States)	100,000

U-Haul Holding Co. (United States)	8,400

WIN-Partners Co., Ltd. (Japan)	64,000

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2023

	Shares	Value

Common Stocks - 93.9%

Communication Services - 0.5%

Reading International, Inc., Class A (United States)*	140,000	$371,000

Consumer Discretionary - 15.1%

America’s Car-Mart, Inc. (United States)*	27,000	2,694,060

B&S Group, S.A.R.L. (Luxembourg)[1]	480,000	2,053,202

Dong Ah Tire & Rubber Co., Ltd. (South Korea)	74,000	666,635

Legacy Housing Corp. (United States)*	162,500	3,768,375

Texhong International Group, Ltd. (Hong Kong)	5,163,500	3,402,582

Total Consumer Discretionary		12,584,854

Consumer Staples - 11.3%

Delfi, Ltd. (Singapore)	3,150,000	3,008,218

Italian Wine Brands S.P.A (Italy)	141,000	3,271,165

Naked Wines PLC (United Kingdom)*	1,350,000	1,626,076

NeoPharm Co., Ltd. (South Korea)	77,000	1,517,601

Total Consumer Staples		9,423,060

Energy - 25.0%

Amplify Energy Corp. (United States)*	175,000	1,184,750

Arrow Exploration Corp. (Canada)*	6,500,000	1,774,825

Hargreaves Services PLC (United Kingdom)	537,650	2,715,529

Hemisphere Energy Corp. (Canada)	1,150,000	1,059,068

Horizon Oil, Ltd. (Australia)	22,500,000	2,103,304

Noram Drilling A.S. (Norway)[2]	215,000	994,754

Pardee Resources Co., Inc. (United States)	3,300	792,000

Total Energy Services, Inc. (Canada)[2]	1,153,600	7,654,383

Unit Corp. (United States)	52,500	2,513,700

Total Energy		20,792,313

Financials - 9.0%

Omni Bridgeway, Ltd. (Australia)*	4,300,000	7,509,994

Industrials - 21.3%

Boustead Singapore, Ltd. (Singapore)	734,200	456,025

CB Industrial Product Holding Bhd (Malaysia)	2,580,800	519,754

Cie de L’Odet SE (France)	1,600	2,718,230

Fila S.P.A. (Italy)	66,000	566,442

Ifis Japan, Ltd. (Japan)	92,000	394,464

Komelon Corp. (South Korea)	60,000	430,230

Macfarlane Group PLC (United Kingdom)	1,631,635	2,237,951

Maezawa Industries, Inc. (Japan)	155,000	897,773

Mitani Corp. (Japan)	51,000	482,651

Ocean Wilsons Holdings, Ltd. (Bermuda)	110,000	1,341,120

Sam Yung Trading Co., Ltd. (South Korea)	93,900	948,442

Sekisui Jushi Corp. (Japan)	85,000	1,351,549

	Shares	Value

Sinko Industries, Ltd. (Japan)	70,200	$1,020,248

U-Haul Holding Co., Non-Voting Shares (United States)	85,000	4,306,950

Total Industrials		17,671,829

Information Technology - 0.8%

Bixolon Co., Ltd. (South Korea)	137,500	646,006

Materials - 10.3%

Amerigo Resources, Ltd. (Canada)	1,500,000	1,743,725

Brickability Group PLC (United Kingdom)	4,850,000	3,541,713

KISCO Holdings Co., Ltd. (South Korea)	63,902	888,574

Master Drilling Group, Ltd. (South Africa)	700,000	472,338

Okamoto Industries, Inc. (Japan)	39,000	1,058,079

Pumtech Korea Co., Ltd. (South Korea)	30,000	481,077

SK Kaken Co., Ltd. (Japan)	7,500	395,024

Total Materials		8,580,530

Utilities - 0.6%

Maxim Power Corp. (Canada)*	140,000	503,038

Total Common Stocks
(Cost $72,032,545)		78,082,624

Preferred Stock - 1.3%

Information Technology - 1.3%

Samsung Electronics Co., Ltd., 2.440% (South Korea)	24,000	1,089,103

Total Preferred Stock
(Cost $398,488)		1,089,103

	Principal Amount

Short-Term Investments - 4.6%

Joint Repurchase Agreements - 0.1%[3]

RBC Dominion Securities, Inc., dated 06/30/23, due 07/03/23, 5.060% total to be received $82,921 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% -7.500%, 07/31/23 - 05/20/53, totaling $84,544)	$82,886	82,886

	Shares

Other Investment Companies - 4.5%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.07%[4]	3,719,922	3,719,922

Total Short-Term Investments
(Cost $3,802,808)		3,802,808

Total Investments - 99.8%
(Cost $76,233,841)		82,974,535

Other Assets, less Liabilities - 0.2%		190,697

Net Assets - 100.0%		$83,165,232

The accompanying notes are an integral part of these financial statements.

21

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of this security amounted to $2,053,202 or 2.5% of net assets.

[2]

Some of these securities, amounting to $323,478 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the June 30, 2023, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Energy	$14,978,726	$5,813,587	—	$20,792,313

Industrials	8,861,800	8,810,029	—	17,671,829

Consumer Discretionary	8,515,637	4,069,217	—	12,584,854

Consumer Staples	—	9,423,060	—	9,423,060

Materials	6,152,800	2,427,730	—	8,580,530

Financials	—	7,509,994	—	7,509,994

Information Technology	—	646,006	—	646,006

Utilities	503,038	—	—	503,038

Communication Services	371,000	—	—	371,000

Preferred Stock†	—	1,089,103	—	1,089,103

Short-Term Investments

Joint Repurchase Agreements	—	82,886	—	82,886

Other Investment Companies	3,719,922	—	—	3,719,922

Total Investments in Securities	$43,102,923	$39,871,612	—	$82,974,535

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at June 30, 2023, was as follows:

Country	% of Long-Term Investments

Australia	12.1

Bermuda	1.7

Canada	16.1

France	3.4

Hong Kong	4.3

Italy	4.8

Japan	7.1

Luxembourg	2.6

Malaysia	0.7

Country	% of Long-Term Investments

Norway	1.3

Singapore	4.4

South Africa	0.6

South Korea	8.4

United Kingdom	12.8

United States	19.7

100.0

The accompanying notes are an integral part of these financial statements.

22

Statement of Assets and Liabilities (unaudited) June 30, 2023

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value[1] (including securities on loan valued at $3,748,975, $1,930,553, $0, and $323,478, respectively)	$8,170,795,371	$3,595,311,342	$176,264,742	$82,974,535

Affiliated Investments at value[2]	—	20,877,375	—	—

Cash	4,191,778	1,239,451	—	—

Foreign currency[3]	58,023	219,307	60,269	16,270

Receivable for investments sold	—	—	—	207,545

Dividend and interest receivables	19,751,071	9,704,009	683,942	175,503

Securities lending income receivable	23,162	153	—	2,065

Receivable for Fund shares sold	2,445,643	2,024,495	63,196	45,775

Receivable from affiliate	—	—	2,650	3,866

Prepaid expenses and other assets	150,357	91,902	32,533	11,977

Total assets	8,197,415,405	3,629,468,034	177,107,332	83,437,536

Liabilities:

Payable upon return of securities loaned	3,832,675	1,998,663	—	82,886

Payable for investments purchased	—	—	188,378	25,769

Payable for Fund shares repurchased	5,942,221	1,974,932	819	70,572

Written options[4]	—	6,522,000	—	—

Accrued expenses:

Investment advisory and management fees	2,855,514	2,565,173	101,940	40,760

Administrative fees	997,811	442,271	21,537	10,345

Shareholder service fees	575,864	275,118	335	3,998

Other	571,051	339,769	41,030	37,974

Total liabilities	14,775,136	14,117,926	354,039	272,304

Commitments and Contingencies (Notes 2 & 6)

Net Assets	$8,182,640,269	$3,615,350,108	$176,753,293	$83,165,232

[1] Investments at cost	$5,626,718,893	$2,589,484,918	$159,152,708	$76,233,841

[2] Affiliated Investments at cost	—	$53,514,887	—	—

[3] Foreign currency at cost	$58,118	$218,928	$60,131	$16,242

[4] Premiums received	—	$13,002,822	—	—

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$5,495,171,769	$2,586,350,325	$157,521,687	$75,245,516

Total distributable earnings	2,687,468,500	1,028,999,783	19,231,606	7,919,716

Net Assets	$8,182,640,269	$3,615,350,108	$176,753,293	$83,165,232

Class N:

Net Assets	—	$1,772,853,462	$2,145,854	—

Shares outstanding	—	91,336,211	142,085	—

Net asset value, offering and redemption price per share	—	$19.41	$15.10	—

Class I:

Net Assets	$8,182,640,269	$1,842,496,646	$174,607,439	$45,621,070

Shares outstanding	365,282,313	95,225,020	11,524,496	3,985,675

Net asset value, offering and redemption price per share	$22.40	$19.35	$15.15	$11.45

Class Z:

Net Assets	—	—	—	$37,544,162

Shares outstanding	—	—	—	3,268,768

Net asset value, offering and redemption price per share	—	—	—	$11.49

The accompanying notes are an integral part of these financial statements.

24

Statement of Operations (unaudited) For the six months ended June 30, 2023

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$91,271,710	$36,860,730	$2,083,778	$1,452,254

Interest income	6,638,394	2,446,103	15,744	424

Dividends from affiliated securities	—	1,231,158	—	—

Securities lending income	54,879	11,685	85	15,992

Foreign withholding tax	(4,262,812)	(3,071,921)	(246,324)	(88,221)

Total investment income	93,702,171	37,477,755	1,853,283	1,380,449

Expenses:

Investment advisory and management fees	17,329,783	15,533,872	591,522	404,594

Administrative fees	6,056,380	2,678,254	124,970	64,212

Shareholder servicing fees - Class N	—	1,628,947	1,673	—

Shareholder servicing fees - Class I	3,476,111	—	—	24,349

Custodian fees	394,711	220,290	25,015	30,294

Trustee fees and expenses	293,724	129,848	5,805	3,113

Professional fees	277,490	135,410	22,426	19,753

Transfer agent fees	198,840	104,757	3,358	1,541

Reports to shareholders	136,897	69,211	1,678	3,731

Registration fees	59,700	54,522	12,152	11,835

Miscellaneous	159,135	72,563	3,706	2,939

Repayment of prior reimbursements	—	11,961	—	—

Total expenses before offsets	28,382,771	20,639,635	792,305	566,361

Expense reimbursements	—	—	(14,813)	(21,818)

Fee waivers	(122,388)	(21,281)	—	—

Net expenses	28,260,383	20,618,354	777,492	544,543

Net investment income	65,441,788	16,859,401	1,075,791	835,906

Net Realized and Unrealized Gain:

Net realized gain on investments	47,270,023	32,863,953	635,049	755,992

Net realized loss on written options	—	(277,993)	—	—

Net realized loss on foreign currency transactions	(636,955)	(775,608)	(94,634)	(17,636)

Net change in unrealized appreciation/depreciation on investments	361,118,308	199,189,904	8,463,000	(717,393)

Net change in unrealized appreciation/depreciation on affiliated investments	—	(4,780,063)	—	—

Net change in unrealized appreciation/depreciation on written options	—	6,558,551	—	—

Net change in unrealized appreciation/depreciation on foreign currency translations	104,599	(2,527)	(24,230)	(1,514)

Net realized and unrealized gain	407,855,975	232,776,217	8,979,185	19,449

Net increase in net assets resulting from operations	$473,297,763	$249,635,618	$10,054,976	$855,355

The accompanying notes are an integral part of these financial statements.

25

Statements of Changes in Net Assets For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$65,441,788	$131,992,691	$16,859,401	$48,203,876

Net realized gain on investments	46,633,068	359,428,136	31,810,352	170,369,987

Net change in unrealized appreciation/depreciation on investments	361,222,907	(1,194,880,359)	200,965,865	(573,645,767)

Net increase (decrease) in net assets resulting from operations	473,297,763	(703,459,532)	249,635,618	(355,071,904)

Distributions to Shareholders:

Class N	—	—	—	(124,361,503)

Class I	—	(557,461,732)	—	(134,536,532)

Total distributions to shareholders	—	(557,461,732)	—	(258,898,035)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(263,698,152)	(241,661,122)	(170,687,030)	(317,483,501)

Total increase (decrease) in net assets	209,599,611	(1,502,582,386)	78,948,588	(931,453,440)

Net Assets:

Beginning of period	7,973,040,658	9,475,623,044	3,536,401,520	4,467,854,960

End of period	$8,182,640,269	$7,973,040,658	$3,615,350,108	$3,536,401,520

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$1,075,791	$2,582,542	$835,906	$742,278

Net realized gain on investments	540,415	5,161,445	738,356	336,254

Net change in unrealized appreciation/depreciation on investments	8,438,770	(23,916,430)	(718,907)	(16,505,510)

Net increase (decrease) in net assets resulting from operations	10,054,976	(16,172,443)	855,355	(15,426,978)

Distributions to Shareholders:

Class N	—	(51,267)	—	—

Class I	—	(6,262,235)	—	(398,986)

Class Z	—	—	—	(342,692)

Total distributions to shareholders	—	(6,313,502)	—	(741,678)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	15,853,447	2,240,388	(1,496,158)	(12,133,984)

Total increase (decrease) in net assets	25,908,423	(20,245,557)	(640,803)	(28,302,640)

Net Assets:

Beginning of period	150,844,870	171,090,427	83,806,035	112,108,675

End of period	$176,753,293	$150,844,870	$83,165,232	$83,806,035

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

27

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$21.13	$24.50	$21.26	$20.48	$19.05	$22.85

Income (loss) from Investment Operations:

Net investment income[1,2]	0.18	0.35	0.26 [3]	0.27	0.35	0.40

Net realized and unrealized gain (loss) on investments	1.09	(2.17)	3.89	2.81	2.99	0.20

Total income (loss) from investment operations	1.27	(1.82)	4.15	3.08	3.34	0.60

Less Distributions to Shareholders from:

Net investment income	—	(0.33)	(0.27)	(0.28)	(0.37)	(0.44)

Net realized gain on investments	—	(1.22)	(0.64)	(2.02)	(1.54)	(3.96)

Total distributions to shareholders	—	(1.55)	(0.91)	(2.30)	(1.91)	(4.40)

Net Asset Value, End of Period	$22.40	$21.13	$24.50	$21.26	$20.48	$19.05

Total Return[2,4]	6.01%[5]	(7.37)%	19.63%	15.28%	17.66%	2.69%

Ratio of net expenses to average net assets	0.70%[6]	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of gross expenses to average net assets[7]	0.70%[6]	0.70%	0.70%	0.71%	0.71%	0.71%

Ratio of net investment income to average net assets[2]	1.62%[6]	1.54%	1.09%	1.38%	1.70%	1.70%

Portfolio turnover	4%[5]	11%	15%	27%	35%	12%

Net assets end of period (000’s) omitted	$8,182,640	$7,973,041	$9,475,623	$7,636,139	$8,242,523	$7,110,981

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

28

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$18.11	$21.21	$19.09	$18.25	$17.78	$21.13

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.22	0.14 [3]	0.15	0.23	0.28

Net realized and unrealized gain (loss) on investments	1.22	(1.94)	2.98	2.95	3.13	0.31

Total income (loss) from investment operations	1.30	(1.72)	3.12	3.10	3.36	0.59

Less Distributions to Shareholders from:

Net investment income	—	(0.21)	(0.16)	(0.15)	(0.25)	(0.31)

Net realized gain on investments	—	(1.17)	(0.84)	(2.11)	(2.64)	(3.63)

Total distributions to shareholders	—	(1.38)	(1.00)	(2.26)	(2.89)	(3.94)

Net Asset Value, End of Period	$19.41	$18.11	$21.21	$19.09	$18.25	$17.78

Total Return[2,4]	7.18%[5]	(8.06)%	16.45%	17.26%	19.13%	2.88%

Ratio of net expenses to average net assets	1.25%[6,7]	1.25%[7]	1.25%[7]	1.24%	1.24%	1.23%

Ratio of gross expenses to average net assets[8]	1.25%[6,7]	1.25%[7]	1.25%[7]	1.26%	1.26%	1.24%

Ratio of net investment income to average net assets[2]	0.85%[6]	1.14%	0.68%	0.85%	1.20%	1.30%

Portfolio turnover	3%[5]	13%	19%	33%	31%	16%

Net assets end of period (000’s) omitted	$1,772,853	$1,730,316	$2,158,777	$1,943,998	$2,078,758	$2,166,407

29

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$18.04	$21.13	$19.03	$18.19	$17.74	$21.09

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.26	0.18 [3]	0.18	0.27	0.32

Net realized and unrealized gain (loss) on investments	1.21	(1.93)	2.96	2.96	3.11	0.32

Total income (loss) from investment operations	1.31	(1.67)	3.14	3.14	3.38	0.64

Less Distributions to Shareholders from:

Net investment income	—	(0.25)	(0.20)	(0.19)	(0.29)	(0.36)

Net realized gain on investments	—	(1.17)	(0.84)	(2.11)	(2.64)	(3.63)

Total distributions to shareholders	—	(1.42)	(1.04)	(2.30)	(2.93)	(3.99)

Net Asset Value, End of Period	$19.35	$18.04	$21.13	$19.03	$18.19	$17.74

Total Return[2,4]	7.26%[5]	(7.85)%	16.62%	17.52%	19.30%	3.11%

Ratio of net expenses to average net assets	1.06%[6]	1.06%	1.06%	1.06%	1.06%	1.05%

Ratio of gross expenses to average net assets[8]	1.06%[6]	1.06%	1.06%	1.07%	1.07%	1.06%

Ratio of net investment income to average net assets[2]	1.04%[6]	1.33%	0.87%	1.04%	1.39%	1.48%

Portfolio turnover	3%[5]	13%	19%	33%	31%	16%

Net assets end of period (000’s) omitted	$1,842,497	$1,806,085	$2,309,078	$1,695,239	$1,554,975	$1,292,079

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.13 for Class N and Class I, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01% for the six months ended June 30, 2023 and less than 0.01% and 0.01% for the fiscal years ended 2022 and 2021, respectively.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class N	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.21	$16.36	$15.69	$13.90	$11.94	$11.77

Income (loss) from Investment Operations:

Net investment income[1,2]	0.08	0.21	0.19 [3]	0.18	0.17	0.26

Net realized and unrealized gain (loss) on investments	0.81	(1.74)	1.80	2.35	2.37	0.00 [4]

Total income (loss) from investment operations	0.89	(1.53)	1.99	2.53	2.54	0.26

Less Distributions to Shareholders from:

Net investment income	—	—	(0.55)	(0.23)	(0.25)	(0.07)

Net realized gain on investments	—	(0.62)	(0.77)	(0.51)	(0.33)	(0.02)

Total distributions to shareholders	—	(0.62)	(1.32)	(0.74)	(0.58)	(0.09)

Net Asset Value, End of Period	$15.10	$14.21	$16.36	$15.69	$13.90	$11.94

Total Return[2,5]	6.26%[6]	(9.31)%	12.96%	18.32%	21.40%	2.17%

Ratio of net expenses to average net assets	1.13%[7]	1.13%	1.16%[8]	1.19%	1.12%	1.08%

Ratio of gross expenses to average net assets[9]	1.15%[7]	1.17%	1.18%[8]	1.25%	1.22%	1.82%

Ratio of net investment income to average net assets[2]	1.09%[7]	1.47%	1.12%	1.40%	1.28%	2.14%

Portfolio turnover	2%[6]	11%	17%	27%	23%	2%

Net assets end of period (000’s) omitted	$2,146	$1,354	$775	$431	$183	$76

31

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$14.25	$16.36	$15.69	$13.89	$11.94	$11.77

Income (loss) from Investment Operations:

Net investment income[1,2]	0.10	0.25	0.22 [3]	0.20	0.17	0.26

Net realized and unrealized gain (loss) on investments	0.80	(1.74)	1.79	2.35	2.36	0.00 [4]

Total income (loss) from investment operations	0.90	(1.49)	2.01	2.55	2.53	0.26

Less Distributions to Shareholders from:

Net investment income	—	—	(0.57)	(0.24)	(0.25)	(0.07)

Net realized gain on investments	—	(0.62)	(0.77)	(0.51)	(0.33)	(0.02)

Total distributions to shareholders	—	(0.62)	(1.34)	(0.75)	(0.58)	(0.09)

Net Asset Value, End of Period	$15.15	$14.25	$16.36	$15.69	$13.89	$11.94

Total Return[2,5]	6.32%[6]	(9.06)%	13.08%	18.47%	21.32%	2.17%

Ratio of net expenses to average net assets	0.93%[7]	0.93%	1.00%[8]	1.08%	1.08%	1.08%

Ratio of gross expenses to average net assets[9]	0.95%[7]	0.97%	1.02%[8]	1.15%	1.19%	1.82%

Ratio of net investment income to average net assets[2]	1.29%[7]	1.67%	1.28%	1.51%	1.31%	2.14%

Portfolio turnover	2%[6]	11%	17%	27%	23%	2%

Net assets end of period (000’s) omitted	$174,607	$149,491	$170,316	$132,758	$96,041	$59,936

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15 and $0.17 for Class N and Class I, respectively.

[4]	Less than $0.005 per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

32

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class I	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.27	$13.16	$11.02	$10.04	$9.82	$12.03

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.11	0.08	(0.01)	0.20 [3]	0.24	0.16

Net realized and unrealized gain (loss) on investments	0.07	(1.87)	2.65	1.06	0.73	(1.41)

Total income (loss) from investment operations	0.18	(1.79)	2.64	1.26	0.97	(1.25)

Less Distributions to Shareholders from:

Net investment income	—	—	(0.15)	(0.23)	(0.21)	(0.11)

Net realized gain on investments	—	(0.10)	(0.35)	(0.05)	(0.54)	(0.85)

Total distributions to shareholders	—	(0.10)	(0.50)	(0.28)	(0.75)	(0.96)

Net Asset Value, End of Period	$11.45	$11.27	$13.16	$11.02	$10.04	$9.82

Total Return[2,4]	1.42%[5]	(13.59)%	24.30%	12.66%	10.20%	(10.26)%

Ratio of net expenses to average net assets[6]	1.32%[7]	1.96%[8]	2.29%[8]	1.14%	1.29%	1.84%

Ratio of gross expenses to average net assets[6,9]	1.37%[7]	2.00%[8]	2.29%[8]	1.23%	1.47%	2.03%

Ratio of net investment income (loss) to average net assets[2,6]	1.91%[7]	0.69%	(0.09)%	2.27%	2.32%	1.38%

Portfolio turnover	10%[5]	40%	21%	37%	24%	30%

Net assets end of period (000’s) omitted	$45,621	$47,024	$33,912	$13,881	$11,701	$7,678

33

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2023

Class Z	(unaudited)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$11.31	$13.20	$11.04	$10.06	$9.84	$12.05

Income (loss) from Investment Operations:

Net investment income[1,2]	0.11	0.10	0.00 [10]	0.21 [3]	0.25	0.17

Net realized and unrealized gain (loss) on investments	0.07	(1.88)	2.67	1.06	0.72	(1.40)

Total income (loss) from investment operations	0.18	(1.78)	2.67	1.27	0.97	(1.23)

Less Distributions to Shareholders from:

Net investment income	—	(0.01)	(0.16)	(0.24)	(0.21)	(0.13)

Net realized gain on investments	—	(0.10)	(0.35)	(0.05)	(0.54)	(0.85)

Total distributions to shareholders	—	(0.11)	(0.51)	(0.29)	(0.75)	(0.98)

Net Asset Value, End of Period	$11.49	$11.31	$13.20	$11.04	$10.06	$9.84

Total Return[2,4]	1.50%[5]	(13.57)%	24.42%	12.83%	10.27%	(10.14)%

Ratio of net expenses to average net assets[6]	1.22%[7]	1.86%[8]	2.19%[8]	1.04%	1.19%	1.74%

Ratio of gross expenses to average net assets[6,9]	1.27%[7]	1.90%[8]	2.19%[8]	1.13%	1.37%	1.93%

Ratio of net investment income to average net assets[2,6]	2.01%[7]	0.79%	0.01%	2.37%	2.42%	1.48%

Portfolio turnover	10%[5]	40%	21%	37%	24%	30%

Net assets end of period (000’s) omitted	$37,544	$36,782	$78,197	$64,908	$47,981	$29,153

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17 and $0.18 for Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes a performance adjustment amounting to (0.21)%, 0.22%, 0.55%, (0.60)%, (0.45)% and 0.10% for the six months ended June 30, 2023 and fiscal years ended 2022, 2021, 2020, 2019 and 2018, respectively. (See Note 2 in the Notes to Financial Statements)

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01% for the fiscal years ended 2022 and 2021.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.

34

Notes to Financial Statements (unaudited) June 30, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers only Class I shares and Class Z shares. Yacktman Focused and Yacktman Global established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

For the Funds, equity securities, including options, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Funds that can be fair valued by the applicable

35

Notes to Financial Statements (continued)

fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds

Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for Yacktman Fund, Yacktman Focused, and Yacktman Special Opportunities, and write-off of net operating losses for Yacktman Global. Temporary differences are primarily due to write-off of outstanding defaulted securities interest for Yacktman Fund, Yacktman Focused and Yacktman Global, and premium amortization on callable bonds for Yacktman Focused. In addition, temporary differences for each Fund are wash sale loss deferrals, and mark-to-market on passive foreign investment companies.

At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$5,626,718,893	$2,746,689,668	$(202,613,190)	$2,544,076,478

Yacktman Focused	2,642,999,805	1,118,775,295	(139,105,561)	979,669,734

Yacktman Global	159,152,708	31,068,801	(13,956,767)	17,112,034

Yacktman Special Opportunities	76,233,841	17,145,330	(10,404,636)	6,740,694

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

36

Notes to Financial Statements (continued)

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2022, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2023, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2023 (unaudited) and the fiscal year ended December 31, 2022, the capital stock transactions by class for the Funds were as follows:

		Yacktman Fund				Yacktman Focused

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	2,732,751	$51,744,520	5,851,238	$115,544,774

Shares issued in reinvestment of distributions	—	—	—	—	—	—	6,834,816	122,548,252

Shares redeemed	—	—	—	—	(6,920,524)	(130,757,199)	(18,963,976)	(369,705,319)

Net decrease	—	—	—	—	(4,187,773)	$(79,012,679)	(6,277,922)	$(131,612,293)

Class I:

Shares sold	19,436,910	$425,405,806	45,550,372	$1,044,334,856	7,795,197	$147,224,058	19,648,527	$385,717,991

Shares issued in reinvestment of distributions	—	—	24,225,869	507,774,202	—	—	6,836,097	122,024,342

Shares redeemed	(31,481,773)	(689,103,958)	(79,153,813)	(1,793,770,180)	(12,685,991)	(238,898,409)	(35,653,583)	(693,613,541)

Net decrease	(12,044,863)	$(263,698,152)	(9,377,572)	$(241,661,122)	(4,890,794)	$(91,674,351)	(9,168,959)	$(185,871,208)

		Yacktman Global				Yacktman Special Opportunities

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	57,706	$862,562	74,515	$1,120,463	—	—	—	—

Shares issued in reinvestment of distributions	—	—	3,664	51,082	—	—	—	—

Shares redeemed	(10,846)	(158,627)	(30,314)	(433,176)	—	—	—	—

Net increase	46,860	$703,935	47,865	$738,369	—	—	—	—

Class I:

Shares sold	1,459,598	$21,472,549	1,323,636	$19,495,639	1,127,625	$13,099,460	3,377,460	$40,334,837

Shares issued in reinvestment of distributions	—	—	275,730	3,851,950	—	—	35,664	398,371

Shares redeemed	(428,703)	(6,323,037)	(1,513,839)	(21,845,570)	(1,312,876)	(14,782,516)	(1,818,251)	(21,433,664)

Net increase (decrease)	1,030,895	$15,149,512	85,527	$1,502,019	(185,251)	$(1,683,056)	1,594,873	$19,299,544

37

Notes to Financial Statements (continued)

		Yacktman Global				Yacktman Special Opportunities

	June 30, 2023		December 31, 2022		June 30, 2023		December 31, 2022

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Shares sold	—	—	—	—	18,737	$217,644	101,193	$1,143,070

Shares issued in reinvestment of distributions	—	—	—	—	—	—	17,985	201,613

Shares redeemed	—	—	—	—	(2,723)	(30,746)	(2,790,318)	(32,778,211)

Net increase (decrease)	—	—	—	—	16,014	$186,898	(2,671,140)	$(31,433,528)

At June 30, 2023, certain unaffiliated shareholders of record individually or collectively held greater than 5% of the net assets of the Funds as follows: Yacktman Special Opportunities - one owns 10%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2023, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities was $209,549,675, $19,849,663 and $82,886, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2023, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.71%

Yacktman Special Opportunities	1.37%

The fee paid to Yacktman for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The Performance Adjustment for the Fund may not exceed plus or minus 0.75%. For the six months ended June 30, 2023, the Performance Adjustment decreased the management fee by a net amount of $181,880, resulting in an effective management fee rate of 0.95%.

38

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least May 1, 2024, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses, as well as shareholder servicing fees and distribution and service (12b-1) fees and, with respect to Yacktman Special Opportunities, investment management fees and administrative fees) of Yacktman Global and Yacktman Special Opportunities to the annual rate of 0.93% and 0.12%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect for the applicable Fund or share class from time to time, the “Expense Cap”), subject to later reimbursement by the applicable Fund in certain circumstances. On May 1, 2023, the contractual expense limitation agreement relating to Class N shares of Yacktman Focused expired. As a result of the expense limitation agreement expiring, the Investment Manager waived its right to recover unexpired previously reimbursed amounts of $9,219. Prior to May 1, 2023, the Investment Manager contractually agreed to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of Yacktman Focused Class N shares to the annual rate of 1.25% of the share class’s average daily net assets, subject to later reimbursement by the share class in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation (unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund).

For the six months ended June 30, 2023, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Yacktman Focused	—	$11,961

Yacktman Global	$14,813	—

Yacktman Special Opportunities	21,818	—

At June 30, 2023, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	$44,654	$26,599

1-2 years	37,561	5,456

2-3 years	58,793	53,283

Total	$141,008	$85,338

The Investment Manager has agreed to waive a portion of its management fee in consideration of a shareholder servicing rebate that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Shares by Yacktman Fund and Yacktman Focused. For the six months ended June 30, 2023, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $122,388 and $21,281, respectively, or less than 0.01% of average daily net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Global and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

39

Notes to Financial Statements (continued)

The impact on the annualized expense ratios for the six months ended June 30, 2023, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Yacktman Fund

Class I	0.20%	0.09%

Yacktman Focused

Class N	0.20%	0.19%

Yacktman Global

Class N	0.20%	0.20%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2023, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended June 30, 2023 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$10,263,319	10	$16,783	5.969%

Yacktman Focused	13,345,961	2	3,809	5.208%

Yacktman Global	1,847,732	6	1,657	5.455%

Yacktman Special Opportunities	2,578,139	1	424	6.000%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2023, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$294,538,066	$368,753,339

Yacktman Focused	88,944,900	143,234,842

Yacktman Global	20,580,561	3,567,772

Yacktman Special Opportunities	9,692,756	8,080,735

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2023.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2023, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Yacktman Fund	$3,748,975	$3,832,675	$130,731	$3,963,406

Yacktman Focused	1,930,553	1,998,663	—	1,998,663

Yacktman Special Opportunities	323,478	82,886	256,900	339,786

40

Notes to Financial Statements (continued)

The following table summarizes the securities received as collateral for securities lending at June 30, 2023:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Yacktman Fund	U.S. Treasury Obligations	0.125%-4.980%	05/15/24-08/15/51

Yacktman Special Opportunities	U.S. Treasury Obligations	0.125%-4.750%	01/31/24-08/15/51

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2023, the average monthly balances of derivative financial instruments outstanding were as follows:

Yacktman Focused

Options

Average value of option contracts written	$8,675,706

8. OPTIONS.

The Funds may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities and securities indices. The Funds purchase or write call and put options to generate income and hedge against losses or lock in gains of underlying portfolio security positions. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When a Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. During the six months ended June 30, 2023, Yacktman Focused wrote call and put options and as of June 30, 2023, held written call options valued at $6,522,000.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4 and for option transactions, see Note 8.

41

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2023:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Citigroup Global Markets, Inc.	1,000,000	—	1,000,000	1,000,000	—

Daiwa Capital Markets America	832,675	—	832,675	832,675	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	205,717,000	—	205,717,000	205,717,000	—

Total	$209,549,675	—	$209,549,675	$209,549,675	—

Yacktman Focused

Bank of America Securities, Inc.	$998,663	—	$998,663	$998,663	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Fixed Income Clearing Corp.	17,851,000	—	17,851,000	17,851,000	—

Total	$19,849,663	—	$19,849,663	$19,849,663	—

Yacktman Special Opportunities

RBC Dominion Securities, Inc.	$82,886	—	$82,886	$82,886	—

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

42

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 21, 2023, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the

43

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, below, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period and the top third relative to its Peer Group for the 1-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2023 was above, at, above, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period and the top third relative to its Peer Group for the 1-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Global Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2023 and for the period from the Fund’s inception on January 30, 2017 through March 31, 2023 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the MSCI World Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the

Fund’s outperformance. The Trustees noted that Class I shares of the Fund ranked in the top percentile relative to its Peer Group for the 5-year period and the period from inception through March 31, 2023 and in the top third relative to its Peer Group for the 3-year period. The Trustees also took into account the fact that the Fund’s investment strategy and Fund Benchmark changed effective July 1, 2021, and that the performance information prior to that date reflected that of the Fund’s prior investment strategy. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2023 and for the period from the Class Z shares’ inception on June 30, 2014 through March 31, 2023 was below, above, above, and above, respectively, the median performance of the Peer Group and below, above, below, and below, respectively, the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top percentile relative to its Peer Group for the period from inception through March 31, 2023, in the top decile relative to its Peer Group for the 5-year period, and in the top quintile relative to its Peer Group for the 3-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies and policies.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the June 21, 2023 and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the expiration of the expense limitation agreement with respect to Class N shares of AMG Yacktman Focused Fund on May 1, 2023. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory

44

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account prior actions taken with respect to the Fund’s expenses. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with select competitors, as well as the Fund’s non-diversified, flexible investment approach. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager) and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2023 were both rated in the Average rating level of the Fund’s Peer

Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Global Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2023 were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2024, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees also took into account management’s discussion of the Fund’s expenses relative to comparably sized funds and select competitors, as well as the performance adjustment component of the Fund’s management fee. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21, 2023, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

45

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

46

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Bruce B. Bingham

Kurt Keilhacker

Steven J. Paggioli

Eric Rakowski

Victoria Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	063023 SAR071

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13. EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 7, 2023

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 7, 2023